UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen	Alyssa Albertelli
Artisan Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center
Milwaukee, Wisconsin 53202	700 12th Street, N.W., Suite 900
Washington, D.C. 20005-3948
(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30/10

Date of reporting period: 3/31/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

SEMIANNUAL

R E P O R  T

MARCH 31, 2010

ARTISAN GLOBAL EQUITY FUND

ARTISAN GLOBAL VALUE FUND

ARTISAN INTERNATIONAL FUND

ARTISAN INTERNATIONAL SMALL CAP FUND

ARTISAN INTERNATIONAL VALUE FUND

ARTISAN MID CAP FUND

ARTISAN MID CAP VALUE FUND

ARTISAN OPPORTUNISTIC GROWTH FUND

ARTISAN OPPORTUNISTIC VALUE FUND

ARTISAN SMALL CAP FUND

ARTISAN SMALL CAP VALUE FUND

ARTISAN

ARTISAN FUNDS, INC.

INVESTOR SHARES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus, which contains that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanfunds.com. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of March 31, 2010. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes. Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund offer other classes of shares. Reports on each of the other classes are available under separate cover.

Artisan Funds offered through Artisan Distributors LLC, member FINRA.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
2	Artisan Global Equity Fund
4	Artisan Global Value Fund
6	Artisan International Fund
8	Artisan International Small Cap Fund
10	Artisan International Value Fund
12	Artisan Mid Cap Fund
14	Artisan Mid Cap Value Fund
16	Artisan Opportunistic Growth Fund
18	Artisan Opportunistic Value Fund
20	Artisan Small Cap Fund
22	Artisan Small Cap Value Fund

SCHEDULES OF INVESTMENTS
24	Artisan Global Equity Fund
27	Artisan Global Value Fund
29	Artisan International Fund
32	Artisan International Small Cap Fund
35	Artisan International Value Fund
38	Artisan Mid Cap Fund
41	Artisan Mid Cap Value Fund
44	Artisan Opportunistic Growth Fund
46	Artisan Opportunistic Value Fund
48	Artisan Small Cap Fund
51	Artisan Small Cap Value Fund

54	STATEMENTS OF ASSETS AND LIABILITIES

60	STATEMENTS OF OPERATIONS

66	STATEMENTS OF CHANGES IN NET ASSETS

72	FINANCIAL HIGHLIGHTS

78	NOTES TO FINANCIAL STATEMENTS

97	SHAREHOLDER EXPENSE EXAMPLE

100	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

105	FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL EQUITY FUND’S ADVISORY AGREEMENTS

110	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

112	PROXY VOTING POLICIES AND PROCEDURES

113	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN GLOBAL EQUITY FUND (ARTHX)

Artisan Global Equity Fund, the twelfth series of Artisan Funds, Inc. began operations on March 29, 2010. This semiannual report has been designed to provide an overview of the Fund. We will review the investment process and have provided portfolio statistics as an indication of the Fund’s initial positioning.

INVESTMENT APPROACH

Artisan Global Equity Fund seeks to invest in well-managed, quality growth companies around the globe that the team believes are exposed to secular growth themes and have strong brands and reasonable valuations.

INVESTMENT TEAM

The Fund is co-managed by Barry Dargan and Mark Yockey. Mr. Yockey is also the portfolio manager of Artisan International Fund and Artisan International Small Cap Fund. The duo is supported by Artisan’s deep and highly experienced global equity analyst team.

INVESTMENT PROCESS HIGHLIGHTS

Artisan Global Equity Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally.

Themes. Changing demographics, developing technology, privatization of economic resources, outsourcing and infrastructure are among the long-term catalysts for change that currently form the basis for our investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its stock price. The team utilizes multiple valuation metrics to establish price targets.

PERFORMANCE HISTORY

The Fund’s performance and growth of an assumed $10,000 investment chart have been omitted due to the Fund’s short performance history, but will be included in the September 2010 annual report.

PORTFOLIO CONSTRUCTION

•	Capitalization Range. The Fund primarily invests in U.S. and non-U.S. companies of all market capitalizations.
•	Emerging Markets. The Fund can invest up to 30% of its assets in emerging markets at time of purchase.
•

Position Size. The Fund’s maximum position size is 5% of assets at the time of purchase in 75% of the portfolio, but in the remaining 25% of the portfolio the team can invest up to 10% of Fund assets at the time of purchase in a single position.

SECTOR DIVERSIFICATION

Sector	3/31/10
Consumer Discretionary	10.7%
Consumer Staples	17.0
Energy	6.4
Financials	14.0
Healthcare	14.2
Industrials	5.1
Information Technology	14.4
Materials	8.8
Telecommunication Services	2.8
Other assets less liabilities	6.6
Total	100.0%

As a percentage of total net assets.

REGION ALLOCATION

Region	3/31/10
Europe	36.1%
Americas	32.5
Emerging Markets	13.2
Pacific Basin	11.6

As a percentage of total net assets.

ARTISAN GLOBAL VALUE FUND  (ARTGX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Global Value Fund employs a bottom-up investment process to construct a diversified portfolio of securities of undervalued U.S. and non-U.S. companies. The Fund’s investment process is focused on identifying what the investment team considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes. The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to the team’s estimate of the intrinsic value of a business.

Business quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-oriented management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/10/2007 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Months(1)	1-Year	Since Inception
Artisan Global Value Fund	9.56%	59.63%	-2.02%
MSCI ACWISM (All Country World Index)	7.90	55.48	-10.31

(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. The Fund’s return may vary greatly over short periods, and current performance may be materially lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. See page 111 for a description of the index.

INVESTING ENVIRONMENT

Global equity markets, as measured by the MSCI All Country World IndexSM, advanced 7.90% during the six-month period ended March 31, 2010 as economies around the world began to show signs of stabilization. The economic environment, however, remained muted as concerns surrounding large government deficits in several developed markets, including the U.S., weighed on sentiment.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	21.5%	22.9%
Consumer Staples	14.2	14.5
Energy	2.3	2.1
Financials	22.6	27.5
Healthcare	9.3	8.1
Industrials	14.5	14.6
Information Technology	9.1	5.6
Materials	2.4	—
Other assets less liabilities	4.1	4.7
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Though the economic environment was still uneven, our portfolio returned 9.56% as we remained focused on the intersection of balance sheet strength, business quality and valuation.

Performance of the following stocks had a positive impact on the Fund: American Express Company, a credit card company; Signet Jewelers Ltd., a jewelry retailer in the U.S. and U.K.; Experian PLC, a U.K. credit-verification company; Compass Group PLC, a contract caterer; and Tyco Electronics Ltd., a U.S. electronic components manufacturer. Some of our worst performers included: SANKYO CO., LTD., a Japanese pachinko machine manufacturer; Cintas Corporation, a U.S. uniform manufacturer; Dell Inc., a U.S. computer maker; Pargesa Holding SA, a Swiss holding company; and Home Retail Group plc, a U.K. home and general merchandise retailer.

REGION ALLOCATION

Region	9/30/09	3/31/10
Americas	43.0%	45.5%
Europe	45.2	42.5
Pacific Basin	6.4	7.3
Emerging Markets	1.3	—

As a percentage of total net assets.

FUND CHANGES

Although new investments were harder to find as markets improved, we did identify several new investment opportunities for the portfolio during the period. New purchases included food distributor Sysco Corporation, British lender Lloyds Banking Group plc, U.S. property and casualty insurer The Chubb Corporation, U.S. for-profit education company Apollo Group, Inc. and Japanese megabank Mitsubishi UFJ Financial Group, Inc. Our sales during the period included Givaudan SA, Grupo Modelo, S.A. de C.V. and Cadbury PLC.

ARTISAN INTERNATIONAL FUND (ARTIX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources, outsourcing and infrastructure are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and the company’s stock price. The team uses multiple valuation metrics to establish price targets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/28/1995 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Months(1)	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund	1.11%	51.22%	-6.16%	4.90%	-0.03%	10.03%
MSCI EAFE® Growth Index	6.20	50.61	-5.70	4.24	-1.26	2.85
MSCI EAFE® Index	3.06	54.44	-7.02	3.75	1.27	4.46

(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 111 for a description of each index.

INVESTING ENVIRONMENT

The MSCI EAFE® Index was up 3.06% during the six-month period ended March 31, 2010. The market environment was choppy during the period as countries and economies around the globe continued to deal with the aftermath of the financial crisis. Concerns mounted over Greece’s ability to refinance its debt and the contagion spread over to other sovereign debt issues within the EU. Sentiment improved late in the period when government officials in Greece passed austerity measures aimed at lowering its budget deficit and restoring confidence in its financial condition. Most market sectors posted solid gains during the period. The most notable exception was the financials sector, which dipped 5%, largely due to weakness among European banks. International currencies were generally weak against the U.S. dollar during the period, which eroded some of the gains in the market for U.S. dollar based investors.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	12.1%	14.9%
Consumer Staples	14.2	12.8
Energy	4.5	1.3
Financials	30.7	26.1
Healthcare	10.1	10.5
Industrials	11.2	15.3
Information Technology	6.4	8.0
Materials	6.6	8.2
Telecommunication Services	1.6	—
Utilities	1.5	1.8
Other assets less liabilities	1.1	1.1
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund ended the period with a return of 1.11%.

Our top performers came from a variety of sectors and included semiconductor manufacturer ASML Holding N.V., multinational food company Nestle SA, rail and freight services provider Canadian Pacific Railway Limited, trading company MITSUI & CO., LTD. and gases and engineering company Linde AG.

On the downside, several of our European financial holdings were among our biggest decliners during the period. Included in that group were ING Groep N.V. (Netherlands), Societe Generale (France) and Intesa Sanpaolo (Italy), as well as two positions we sold during the period, The Governor and Company of the Bank of Ireland (Ireland) and Credit Suisse Group AG (Switzerland).

REGION ALLOCATION

Region	9/30/09	3/31/10
Europe	68.7%	64.9%
Pacific Basin	9.5	13.9
Emerging Markets	13.9	12.8
Americas	6.8	7.3

As a percentage of total net assets.

FUND CHANGES

We look to invest in companies with attractive growth rates, trading at reasonable valuations, with exposure to the long-term themes we have identified. Our larger purchases during the period included Netherlands-based mail and logistics services provider TNT NV, Japanese auto manufacturer HONDA MOTOR CO., LTD., Hong Kong-based resort and casino operator Sands China Ltd., German electric company RWE AG and Hong Kong-based flavor and fragrances company Huabao International Holdings Limited.

Sales during the period included Gazprom, Heineken Holding NV, Telefonica S.A., Allianz SE and Assicurazioni Generali S.p.A.

ARTISAN INTERNATIONAL SMALL CAP FUND (ARTJX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Small Cap Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities among small non-U.S. companies.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources, outsourcing and infrastructure are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and the company’s stock price. The team uses multiple valuation metrics to establish price targets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/21/2001 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Months(1)	1-Year	3-Year	5-Year	Since Inception
Artisan International Small Cap Fund	3.05%	68.48%	-3.25%	8.94%	15.19%
MSCI EAFE® Small Cap Index	3.69	70.02	-8.27	3.60	11.57
MSCI EAFE® Index	3.06	54.44	-7.02	3.75	6.79

(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. See page 111 for a description of each index.

INVESTING ENVIRONMENT

International small-cap equities, as measured by the MSCI EAFE® Small Cap Index, generally trended lower for the first part of the fiscal year until March, when stocks rebounded sharply, recovering losses suffered earlier in the period. Lingering aftershocks of the financial crisis, sovereign debt concerns in the euro zone and a potential slowdown in Chinese bank lending all contributed to the general decline in returns until the upturn in March, when Greece passed austerity measures aimed at reducing its budget deficit and euro zone leaders agreed to create a financial safety net with the IMF to help restore confidence in the euro. The shift in investor sentiment helped the Index end up 3.69% for this semiannual reporting period with all sectors, except financials, generating positive returns. Not surprisingly, the euro zone’s most troubled countries, Greece, Ireland, Portugal, Spain and Italy, comprised the only country decliners in the Index.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	21.8%	28.6%
Consumer Staples	20.7	15.4
Financials	17.2	12.4
Healthcare	8.4	8.7
Industrials	16.8	17.5
Information Technology	8.8	9.0
Materials	3.5	2.4
Utilities	—	1.6
Other assets less liabilities	2.8	4.4
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund trailed the MSCI EAFE® Small Cap Index over the last six months with a return of 3.05%. Our underperformance largely stemmed from the technology and consumer discretionary sectors. Wirecard AG, a global leader in the e-payment industry, was one of our weakest performers in the technology sector and overall. Home improvement retailer Praktiker Bau-Und Heimwerkermaerkte Holding AG was also a big detractor and largely responsible for stymieing our consumer discretionary holdings.

The primary driver of our absolute performance, as well as the major source of relative strength, was the industrials sector with Schindler Holding AG, and Beijing Enterprises Water Group Limited leading the way. Strong stock selection in the financials sector, led by our commercial bank holdings, Commercial International Bank and Industrial and Commercial Bank of China (Asia) Limited, generated positive results in marked contrast to the Index’s loss in this sector.

Regionally, our Pacific Basin holdings outperformed those in the Index and our investments in emerging markets, particularly China, proved positive. Our German and U.K. stocks were the largest performance detractors in Europe.

REGION ALLOCATION

Region	9/30/09	3/31/10
Europe	61.4%	56.6%
Emerging Markets	23.3	22.7
Pacific Basin	10.2	13.1
Americas	2.3	3.2

As a percentage of total net assets.

FUND CHANGES

As we maneuver through an environment where countries and economies are working through the lasting effects of the global financial crisis, we remain committed to our investment process. We seek to invest in companies with attractive growth rates, trading at reasonable valuations, with exposure to the long-term themes we have identified. Our larger purchases during the period included water treatment company Beijing Enterprises Water Group Limited and U.K. pub companies Punch Taverns plc and Enterprise Inns plc. Sales during the period included Praktiker Bau-Und Heimwerkermaerkte Holding AG, Sky Deutschland AG, Intertek Group plc and Centamin Egypt Limited.

ARTISAN INTERNATIONAL VALUE FUND  (ARTKX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Value Fund employs a bottom-up investment process to construct a diversified portfolio of stocks of undervalued non-U.S. companies. The Fund’s investment process is focused on identifying what the investment team believes are high quality, undervalued businesses that offer the potential for superior risk/reward outcomes. The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.

Business quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-oriented management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/23/2002 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Months(1)	1-Year	3-Year	5-Year	Since Inception
Artisan International Value Fund	7.35%	60.19%	-1.90%	7.13%	16.42%
MSCI EAFE® Value Index	0.04	58.52	-8.40	3.20	11.46
MSCI EAFE® Index	3.06	54.44	-7.02	3.75	10.62

(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 111 for a description of each index.

INVESTING ENVIRONMENT

International equity markets, as measured by the MSCI EAFE® Index, advanced 3.06% during the six-month period ended March 31, 2010. The economic environment remained muted as concerns surrounding large government deficits in several developed markets, including Greece and the U.S., weighed on sentiment.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	23.4%	23.3%
Consumer Staples	10.0	9.3
Energy	4.7	4.3
Financials	17.9	21.8
Healthcare	8.8	7.3
Industrials	14.6	16.4
Information Technology	6.1	7.5
Materials	3.2	2.5
Telecommunication Services	1.4	—
Other assets less liabilities	9.9	7.6
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Though the economic environment was still uneven, our portfolio returned 7.35% as we remained focused on the intersection of balance sheet strength, business quality and valuation.

Over the six-month period, we saw a few businesses or industries where revenue growth returned. Corporations also strengthened their balance sheets and continued to cut costs, as at least a partial offset to revenue declines. Equities that made positive contributions to the Fund’s performance included: Signet Jewelers Ltd., a jewelry retailer in the U.S. and U.K.; Experian PLC, a U.K. credit-checking company; Compass Group PLC, a U.K. contract caterer; Tyco Electronics Ltd., a U.S. electronic components manufacturer and Credit Saison Co., Ltd., a Japanese credit card company. Some of the worst performing equities in the portfolio during the period were SANKYO CO., LTD., a Japanese pachinko machine manufacturer; Brit Insurance Holdings NV, a U.K. insurance and reinsurance company; Gemalto NV, a French smart card maker; SEINO HOLDINGS CO., LTD., a Japanese transportation company; and Pargesa Holding SA, a Swiss holding company.

REGION ALLOCATION

Region	9/30/09	3/31/10
Europe	64.2%	66.1%
Americas	13.0	14.0
Pacific Basin	10.2	11.7
Emerging Markets	2.7	0.6

As a percentage of total net assets.

FUND CHANGES

Although new investments were harder to find as markets improved, we did identify several new investment opportunities for the portfolio during the period. We acquired shares in previously mentioned Brit Insurance Holdings NV, publishing group Reed Elsevier PLC, British lender Lloyds Banking Group plc, British defense technology contractor Qinetiq Group PLC, Japanese megabank Mitsubishi UFJ Financial Group, Inc. and Japanese wigmaker Aderans Holdings Company Limited. We funded these purchases in part by selling our shares in Cadbury PLC, SK Telecom Co., Ltd. and Grupo Modelo, S.A. de C.V.

ARTISAN MID CAP FUND (ARTMX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Fund employs a bottom-up investment process to construct a diversified portfolio of primarily U.S. mid-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name.

Attractive valuations. Through its own fundamental research, the team estimates the amount a buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating profit cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/27/1997 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Months(1)	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Fund	12.07%	56.92%	1.69%	5.98%	3.80%	13.34%
Russell Midcap® Growth Index	14.88	63.00	-2.04	4.27	-1.69	5.66
Russell Midcap® Index	15.10	67.71	-3.30	4.20	4.84	7.86

(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 111 for a description of each index.

INVESTING ENVIRONMENT

During the six months ended March 31, 2010, strong earnings reports and evidence that economic and business conditions were steadily improving lifted U.S. mid-cap stocks higher. The Russell Midcap® Index gained 15.10% in the period. Value stocks were slightly favored over growth stocks in the mid-cap market segment as the Russell Midcap® Value Index returned 15.32%, while the Russell Midcap® Growth Index returned 14.88%. Within the Russell Midcap® Growth Index, most sectors earned double-digit percentage gains. The strongest performing sector was health care, rising more than 19%. The utilities sector was the only sector to lose ground, declining 3%.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	16.0%	19.9%
Consumer Staples	3.0	1.6
Energy	2.1	5.2
Financials	6.5	5.3
Healthcare	17.8	15.7
Industrials	13.2	12.9
Information Technology	34.7	35.3
Materials	2.4	1.9
Exchange Traded Funds	0.7	—
Other assets less liabilities	3.6	2.2
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund participated in the gain, returning 12.07% in the period. The technology, materials and energy sectors were sources of positive returns. In the technology sector, returns were led by Cree, Inc., a provider of LED (Light Emitting Diode) chips and lighting solutions, ARM Holdings PLC, a developer and licenser of microprocessors and Agilent Technologies, Inc., a manufacturer of test and measurement products, among others. Top performers in the materials and energy sectors included fertilizer company Agrium Inc. and energy services and equipment provider Smith International, Inc.

Returns on holdings in the health care sector were not as strong. Our underperformers in the health care sector included Illumina, Inc., a developer of tools for genetic analysis, and athenahealth, Inc., a clinical billing software provider. The industrials and financials sectors were also areas of underperformance. In the industrials sector, solar panel maker First Solar, Inc. and contracting services company Quanta Services, Inc. detracted from returns. Our results in the financials sector suffered from our lack of real estate investment trusts (REITS) and a negative return by brokerage services provider TD Ameritrade Holding Corporation.

FUND CHANGES

The most notable changes to the portfolio during the period were increased exposure to the consumer discretionary and energy sectors and a reduced weighting in the health care sector. In the consumer discretionary sector, we added to our positions in Harman International Industries, Incorporated and Ctrip.com International, Ltd. and purchased Polo Ralph Lauren Corporation and Gafisa S.A. In the energy sector, we increased our position in Smith International, Inc. Other significant purchases included Cummins Inc., Edwards Lifesciences Corporation and GSI Commerce, Inc.

Our reduced weighting in the health care sector was due in part to the sale of C.R. Bard, Inc. and a reduced position in Cerner Corporation. In addition to these sales, our new purchases were funded with sales in other sectors, such as sales of TD Ameritrade Holding Corporation, Quanta Services, Inc., CommScope, Inc., Invesco Limited and Ecolab Inc., among others.

ARTISAN MID CAP VALUE FUND (ARTQX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Value Fund employs a bottom-up investment process to construct a diversified portfolio of stocks of medium-sized U.S. companies that the investment team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interests of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/2001 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Months(1)	1-Year	3-Year	5-Year	Since Inception
Artisan Mid Cap Value Fund	10.50%	55.81%	0.29%	5.80%	10.59%
Russell Midcap® Value Index	15.32	72.41	-5.22	3.71	8.05
Russell Midcap® Index	15.10	67.71	-3.30	4.20	7.01

(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 111 for a description of each index.

INVESTING ENVIRONMENT

The Russell Midcap® and Russell Midcap® Value indices gained 15.10% and 15.32%, respectively, during the six-month period ended March 31, 2010. After a volatile start to the period, equities rallied strongly during the latter part of February and throughout March, led by gains in the traditionally cyclical sectors. For the period as a whole, the consumer discretionary, industrials and health care sectors posted the strongest returns while the utilities, telecom and energy sectors lagged, as they have since the initial market rebound in March 2009.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	12.3%	10.5%
Consumer Staples	6.9	7.5
Energy	10.3	8.8
Financials	13.9	17.2
Healthcare	6.8	3.7
Industrials	22.9	20.0
Information Technology	16.4	19.1
Utilities	3.1	7.8
Other assets less liabilities	7.4	5.4
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund participated in the advance with a return of 10.50%. A number of our best performers came from the health care sector. Leading orthopedic company Stryker Corporation, drug distributor Cardinal Health, Inc. and managed care services provider CIGNA Corporation were our top performers in the health care sector. We sold our position in Cardinal Health during the period. Our minimal investment in the relatively weak energy and utilities sectors also boosted returns relative to the Index. From an individual stock perspective, our leading contributors during the period included oil and gas exploration and production company Cimarex Energy Co., light fixtures company Acuity Brands, Inc., toy company Mattel, Inc., aerospace and defense company Rockwell Collins, Inc. and information services provider Equifax Inc.

The financial sector was a source of underperformance. Our insurance companies did not keep pace with those in the Index, held back by insurance brokerage Brown & Brown, Inc., property and casualty insurer Allied World Assurance Company Holdings, Ltd and title insurer Fidelity National Financial, Inc. Also hurting returns within the sector was our minimal investment in REITs and our lack of banking exposure. The consumer discretionary and technology sectors were also sources of relative weakness. Within these sectors, H&R Block, Inc., Omnicom Group Inc., Total System Services, Inc., The Western Union Company and Ingram Micro Inc. were our worst relative performers.

FUND CHANGES

We had one takeout completed during the period: Marvel Entertainment, Inc. by The Walt Disney Company. We exited our positions in Dover Corporation, Covance Inc., Seagate Technology, Lam Research Corporation and Thomas & Betts Corporation. Purchases during the period included property and casualty insurer The Allstate Corporation, money transfer services provider The Western Union Company, electronic payment processor Total Systems Services, Inc., construction and engineering firm Jacobs Engineering Group Inc. and utilities American Water Works Company Inc., OGE Energy Corp. and Xcel Energy Inc.

ARTISAN OPPORTUNISTIC GROWTH FUND  (ARTRX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Opportunistic Growth Fund employs a bottom-up investment process to construct a diversified portfolio of growth companies across a broad capitalization range. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name.

Attractive valuations. Through its own fundamental research, the team estimates the amount a buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating profit cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/22/2008 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Months(1)	1-Year	Since Inception
Artisan Opportunistic Growth Fund	10.94%	53.17%	0.92%
Russell 1000® Growth Index	12.96	49.75	4.05
Russell 1000® Index	12.11	51.60	0.89

(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. The Fund’s return may vary greatly over short periods, and current performance may be materially lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance information reflects Artisan Partners’ agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. See page 111 for a description of each index.

INVESTING ENVIRONMENT

During the reporting period ending March 31, 2010, strong earnings reports and evidence that economic and business conditions were steadily improving presented a positive environment for stocks. The Russell 1000® Index gained 12.11% as of the end of the period. Growth stocks were slightly favored versus value stocks as the Russell 1000® Growth Index advanced 12.96%, while its value counterpart returned 11.28%. Within the Russell 1000® Index, all sectors had positive returns, though there was a fair degree of variation. The consumer discretionary and industrials sectors were the leaders, each rising more than 18%. The utilities and telecommunications sectors, on the other hand, rose less than 5%.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	15.1%	15.2%
Energy	4.3	7.0
Financials	7.8	6.1
Healthcare	12.6	11.6
Industrials	10.9	10.2
Information Technology	41.8	41.7
Materials	1.4	2.1
Other assets less liabilities	6.1	6.1
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

For the six-month period ended March 31, 2010, the Fund returned 10.94%. Our top contributors were ARM Holdings PLC, a developer and licenser of microprocessors, consumer electronics company Apple Inc., Agilent Technologies, Inc., a manufacturer of test and measurement products, electronic payments company Visa Inc., and Cummins Inc., a manufacturer of diesel and natural gas engines. The Fund’s largest detractors were wind-turbine maker Gamesa Corporacion Tecnologica, S.A., solar panel producer First Solar, Inc., video game publisher Activision Blizzard, Inc., MEMC Electronic Materials, Inc., a manufacturer of silicon wafers for the semiconductor industry and silicon to the solar industry, and contracting services company Quanta Services, Inc.

REGION ALLOCATION

Region	9/30/09	3/31/10
Americas	79.8%	72.9%
Emerging Markets	1.9	13.7
Europe	12.2	7.3

As a percentage of total net assets.

FUND CHANGES

The investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle. During the six-month period ended March 31, 2010, the Fund’s number of holdings decreased from 39 to 37. Our purchases included Cummins Inc., Ctrip.com International, Ltd., Compagnie Financiere Richemont SA, Precision Castparts Corp. and Wynn Macau Limited.

These purchases were partially funded with sales of Activision Blizzard, Inc., Bank of America Corporation, Best Buy Co., Inc., C.R. Bard, Inc. and CSX Corporation, among others.

ARTISAN OPPORTUNISTIC VALUE FUND  (ARTLX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Opportunistic Value Fund employs a bottom-up investment process to construct a diversified portfolio of stocks that the team believes are undervalued, in solid financial condition with attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/27/2006 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Months(1)	1-Year	3-Year	Since Inception
Artisan Opportunistic Value Fund	12.41%	57.38%	-4.49%	0.67%
Russell 1000® Value Index	11.28	53.56	-7.33	-1.94
Russell 1000® Index	12.11	51.60	-3.98	-0.32

(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 111 for a description of each index.

INVESTING ENVIRONMENT

The Russell 1000® and Russell 1000® Value indices gained 12.11% and 11.28%, respectively, during the six-month period ended March 31, 2010. After a volatile start to the period, equities rallied strongly during the latter part of February and throughout March, led by large gains in the traditionally cyclical sectors. For the period as a whole, the consumer discretionary, industrials and health care sectors posted the strongest returns while the utilities, telecom and energy sectors lagged, as they have since the initial market rebound in March 2009.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	12.6%	4.9%
Consumer Staples	14.2	11.3
Energy	5.8	9.6
Financials	18.9	21.2
Healthcare	10.8	10.5
Industrials	8.3	6.9
Information Technology	26.5	30.6
Other assets less liabilities	2.9	5.0
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

For the six-month period ended March 31, 2010, the Fund returned 12.41%. We benefited from our energy and consumer staples holdings. Our top contributors in these two sectors included contract driller Nabors Industries Ltd. and exploration and production company Apache Corporation in the energy sector and food manufacturer Nestle SA, retailer Wal-Mart Stores, Inc. and international cigarette producer Phillip Morris International Inc. in the consumer staples sector. The outperformance of our health care companies, led by managed care services provider CIGNA Corporation and orthopedic company Stryker Corporation, and our lack of investment in the utilities and telecom sectors also boosted returns relative to the Index. We sold our position in Stryker during the period.

On the downside, our consumer discretionary stocks did not keep pace with those in the Index. Global advertising and marketing services agency Omnicom Group Inc. and floor coverings manufacturer Mohawk Industries, Inc., two holdings that we sold during the period, were our primary detractors. Our technology and industrials holdings also fell short of those in the Index. In those sectors, technology distributor Ingram Micro Inc., mobile phone maker Nokia Corporation, money transfer services provider The Western Union Company and aerospace and defense company Lockheed Martin Corporation were our biggest detractors relative to the Index. We sold our position in Nokia during the period.

REGION ALLOCATION

Region	9/30/09	3/31/10
Americas	89.4%	94.0%
Europe	7.7	1.0

As a percentage of total net assets.

FUND CHANGES

Our purchases this period included a number of technology companies, including IT infrastructure provider International Business Machines Corporation, The Western Union Company, electronic payment processor Total Systems Services, Inc. and semiconductor equipment provider Applied Materials, Inc. We also initiated positions in property and casualty insurer Alleghany Corporation, aerospace and defense company Raytheon Company, integrated oil and gas company Exxon Mobil Corporation, food manufacturer Kraft Foods Inc. and diversified global health care company Baxter International Inc. Sales included Rockwell Collins, Inc., Unilever PLC, Avnet, Inc., The Walt Disney Company and Dell Inc.

ARTISAN SMALL CAP FUND (ARTSX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Small Cap Fund employs a bottom-up investment process to construct a diversified portfolio of primarily U.S. small-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name.

Attractive valuations. Through its own fundamental research, the team estimates the amount a buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating profit cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/1995 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Months(1)	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Fund	8.93%	64.86%	-5.11%	0.57%	1.86%	6.44%
Russell 2000® Growth Index	12.07	60.32	-2.42	3.82	-1.53	5.10
Russell 2000® Index	13.07	62.76	-3.99	3.36	3.68	8.03

(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 111 for a description of each index.

INVESTING ENVIRONMENT

During the six months ending March 31, 2010, strong earnings reports and evidence that economic and business conditions were steadily improving lifted small-cap stocks higher. The Russell 2000® Index gained 13.07% in the period. Value stocks were preferred over growth stocks among the small-cap market cap segment as the Russell 2000® Value Index climbed 14.01%, while the Russell 2000® Growth Index returned 12.07%. Within the Russell 2000® Growth Index, all sectors had positive returns, though there was a significant level of dispersion. The consumer discretionary and consumer staples sectors were the leaders, each rising more than 20%. The utilities and telecommunications sectors trailed with gains of nearly 3%.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	10.1%	12.5%
Consumer Staples	3.7	1.6
Energy	7.4	5.6
Financials	7.4	8.3
Healthcare	14.8	16.3
Industrials	20.6	17.4
Information Technology	28.9	32.1
Materials	1.3	1.0
Utilities	1.4	1.6
Other assets less liabilities	4.4	3.6
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund participated in the strong market, gaining 8.93% in the period. Compared with the Russell 2000® Growth Index, the Fund benefited from positive stock selection in the industrials, financials and consumer staples sectors. Our top contributors to return in these sectors were Waste Connections, Inc., a solid waste services company, Ares Capital Corporation, a business development company, and Bare Escentuals, Inc., a mineral-based cosmetics retailer. Across the rest of the portfolio, winners included e-commerce services provider GSI Commerce, Inc., semiconductor company Atheros Communications, Inc. and specialty retailer PETsMART, Inc.

The health care sector was an area of relative weakness. Detracting from our performance in this sector were Clarient, Inc., an oncology-focused laboratory services provider, Phase Forward Incorporated, a data management solutions provider for clinical trials, and biopharmaceutical company AMAG Pharmaceuticals, Inc. Other weak performers were Euronet Worldwide, Inc., an electronic payments provider, Tessera Technologies, Inc., a provider of miniaturization technologies for the electronics industry, and STEC, Inc., a producer of enterprise storage solid-state drives (SSDs).

FUND CHANGES

The biggest sector-level shifts in the portfolio during the period were increased positions in the technology and consumer discretionary sectors and decreased exposures to the industrials and consumer staples sectors. In the consumer discretionary sector, we added to our positions in LKQ Corporation and Monro Muffler Brake, Inc. In the technology sector, we increased our positions in Atheros Communications, Inc. and GSI Commerce, Inc.

In the industrials sector, our reduced weighting was due in part to the sale of Corrections Corporation of America and UTi Worldwide Inc. Our consumer staples weighting decreased due in part to sales of Bare Escentuals, Inc. and Chattem, Inc.

ARTISAN SMALL CAP VALUE FUND (ARTVX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Small Cap Value Fund employs a bottom-up investment process to construct a diversified portfolio of small-cap U.S. companies that the team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/29/1997 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Months(1)	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Value Fund	11.93%	66.78%	0.87%	6.58%	12.09%	10.70%
Russell 2000® Value Index	14.01	65.07	-5.71	2.75	8.90	6.87
Russell 2000® Index	13.07	62.76	-3.99	3.36	3.68	4.66

(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 111 for a description of each index.

INVESTING ENVIRONMENT

The Russell 2000® and Russell 2000® Value indices gained 13.07% and 14.01%, respectively, during the six-month period ended March 31, 2010. After a volatile start to the period, equities rallied strongly during the latter part of February and throughout March, led by gains in the traditionally cyclical sectors. For the period as a whole, the consumer discretionary, industrials and health care sectors posted the strongest returns while the utilities, telecom and energy sectors lagged, as they have since the initial market rebound in March 2009.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	5.8%	6.7%
Consumer Staples	2.6	2.7
Energy	7.8	8.8
Financials	8.6	8.2
Healthcare	5.6	3.1
Industrials	22.8	22.9
Information Technology	24.9	27.3
Materials	4.7	4.4
Utilities	9.1	10.5
Other assets less liabilities	8.1	5.4
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund participated in the advance with a return of 11.93%.

Our technology holdings outperformed those in the Index. Printer vendor Lexmark International, Inc., commercial services provider MAXIMUS, Inc. and software companies MicroStrategy Incorporated, Manhattan Associates, Inc. and Progress Software Corporation were some of our top contributors during the period. We also benefited from strong stock selection in the consumer staples and industrials sectors. Takeout targets Chattem, Inc. and MPS Group, Inc. were two of our strongest performers in these sectors. Other top contributors included leaf tobacco merchant Universal Corporation in the consumer staples sector and light fixtures company Acuity Brands, Inc. and industrial machinery manufacturer Woodward Governor Company in the industrials sector.

The declines of several of our energy companies contributed to our underperformance. Marine contractor Cal Dive International, Inc., oil and natural gas exploration and production company Comstock Resources, Inc. and contract drilling services providers Seahawk Drilling, Inc. and Parker Drilling Company were our biggest detractors in the sector. Weakness of certain holdings in the consumer discretionary, financials and materials sectors also weighed on relative returns. International Speedway Corporation, The Student Loan Corporation, Allied World Assurance Company Holdings, Ltd and Eagle Materials Inc. were among our detractors in these sectors.

FUND CHANGES

We had two takeouts completed during the period: SPSS Inc. by International Business Machines Corporation and new purchase Chattem, Inc. by Sanofi-Aventis. We also sold three other positions as they were in the process of being acquired: Varian Inc. by Agilent Technologies, Inc., Marvel Entertainment, Inc. by The Walt Disney Company, and MPS Group, Inc. by Adecco SA. Other sales during the period included Kforce Inc., Regal-Beloit Corporation and Sanderson Farms, Inc.

Our new purchase activity slowed during the period as the run-up in valuations made it more difficult to find new ideas that met our investment criteria. Comstock Resources, Inc. was our largest purchase. Smaller additions included consulting services provider FTI Consulting, Inc., Web security solutions provider Websense, Inc. and financial self-service solutions provider Diebold, Incorporated.

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 93.4%

BRAZIL - 2.1%
Companhia de Bebidas das Americas, Preferred(1)	565	$51,787
Natura Cosmeticos SA	1,900	38,569
Petroleo Brasileiro S.A., Preferred (DR)	1,951	77,240

		167,596
CHINA - 1.6%
China Pacific Insurance (Group) Company, Ltd., H Shares(2)	17,200	76,427
Huabao International Holdings Limited	43,100	51,514

		127,941
DENMARK - 0.9%
Novo Nordisk A/S, Class B	954	74,028

FRANCE - 4.3%
Air Liquide SA	630	75,629
Christian Dior SA	1,016	108,381
DANONE S.A.	1,251	75,359
Pernod Ricard SA	887	75,320

		334,689
GERMANY - 4.8%
Bayer AG	1,097	74,202
Deutsche Boerse AG	992	73,531
Henkel AG & Co. KGaA, Preferred(1)	1,388	74,726
Linde AG	628	74,931
Symrise AG	3,297	78,508

		375,898
HONG KONG - 2.9%
Dairy Farm International Holdings Limited	5,300	34,980
Esprit Holdings Limited	11,800	93,163
Li & Fung Limited	20,700	101,710

		229,853
INDONESIA - 0.7%
PT Bank Rakyat Indonesia	61,500	55,759

ISRAEL - 2.8%
Teva Pharmaceutical Industries Limited (DR)	3,499	220,717

JAPAN - 8.7%
CANON INC.	1,600	74,104
FAST RETAILING CO., LTD.	295	51,276

	Shares Held	Value

JAPAN (CONTINUED)
HISAMITSU PHARMACEUTICAL CO., INC.	1,025	$38,099
HOYA	2,700	74,193
INPEX CORPORATION	21	154,091
Nitori Co., Ltd.	500	37,972
Nomura Holdings, Inc.	9,900	72,961
SANTEN PHARMACEUTICAL CO., LTD.	1,200	36,017
Shin-Etsu Chemical Co., Ltd.	1,570	91,187
UNICHARM CORPORATION	535	51,674

		681,574
KOREA - 1.4%
Amorepacific Corporation	52	37,824
Samsung Electronics Co., Ltd.	103	74,465

		112,289
NETHERLANDS - 1.0%
Akzo Nobel N.V.	1,331	75,855

PERU - 0.5%
Credicorp Ltd.	431	38,006

RUSSIA - 1.7%
Gazprom (DR)	5,830	136,014

SOUTH AFRICA - 1.0%
MTN Group Limited(2)	4,899	75,330

SPAIN - 2.8%
Industria de Diseno Textil, S.A.	1,114	73,433
Telefonica S.A.	6,170	146,170

		219,603
SWITZERLAND - 9.1%
Julius Baer Group Ltd.	3,154	114,416
Nestle SA	4,403	225,495
Roche Holding AG - Genussscheine(1)	927	150,339
Swatch Group AG	175	55,799
Synthes, Inc.	596	74,387
UBS AG(2)	5,951	96,738

		717,174
TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing Company Ltd. (DR)	7,048	73,933

THAILAND - 0.5%
CP ALL PCL(2)(3)	44,600	37,931

	Shares Held	Value

UNITED KINGDOM - 13.2%
Babcock International Group plc	10,692	$97,756
BHP Billiton Plc	4,921	168,768
Experian PLC	11,272	110,928
HSBC Holdings plc	16,334	165,576
Reckitt Benckiser Group PLC	2,077	114,002
Reed Elsevier PLC	9,455	75,398
SSL International plc	3,075	37,937
Standard Chartered plc	2,774	75,666
Tesco plc	14,247	94,143
WPP plc	9,213	95,488

		1,035,662
UNITED STATES - 32.5%
3M Company	919	76,801
Accenture plc, Class A	3,509	147,203
Allergan, Inc.	1,160	75,771
Apple Inc.(2)	320	75,178
The Bank of New York Mellon Corporation	2,408	74,359
Church & Dwight Company, Inc.	1,107	74,114
Cisco Systems, Inc.(2)	4,918	128,016
CME Group Inc., Class A	354	111,903
Colgate-Palmolive Company	876	74,688
Covidien plc	1,884	94,727
DENTSPLY International Inc	1,618	56,387
The Dun & Bradstreet Corporation	1,002	74,569
eBay Inc.(2)	2,032	54,762
EMC Corporation(2)	4,118	74,289
Franklin Resources, Inc.	671	74,414
The Goldman Sachs Group, Inc.	428	73,030
Google Inc., Class A(2)	232	131,546
Hess Corporation	922	57,671
Johnson & Johnson	2,006	130,791
Mead Johnson Nutrition Company	1,421	73,935
Monsanto Company	1,047	74,777
NIKE, Inc., Class B	1,007	74,014
Oracle Corporation	2,895	74,373
PepsiCo, Inc.	1,117	73,901
The Procter & Gamble Company	2,045	129,387
Schlumberger Limited	1,180	74,883
Thermo Fisher Scientific Inc.(2)	1,107	56,944
Verisk Analytics, Inc., Class A(2)	1,325	37,365
Visa Inc., Class A	825	75,100
The Walt Disney Company	2,108	73,590
The Western Union Company	4,337	73,556

		2,552,044

Total common and preferred stocks (Cost $7,357,526)		7,341,896

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 90.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $7,082,000(4) (Cost $7,082,000)	$7,082,000	$7,082,000

Total investments - 183.5% (Cost $14,439,526)		14,423,896

Other assets less liabilities - (83.5%)		(6,562,351)

Total net assets - 100.0%(5)		$7,861,545

(1)	Non-voting shares.
(2)	Non-income producing security.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $37,931 or 0.5% of total net assets.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.625%	11/15/2016	$2,565,483
U.S. Treasury Note	1.375	1/15/2013	4,663,313

			$7,228,796

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2010 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$840,224	10.7%
Consumer Staples	1,337,835	17.0
Energy	499,899	6.4
Financials	1,102,786	14.0
Healthcare	1,120,346	14.2
Industrials	397,419	5.1
Information Technology	1,130,718	14.4
Materials	691,169	8.8
Telecommunication Services	221,500	2.8

Total common and preferred stocks	7,341,896	93.4
Short-term investments	7,082,000	90.1

Total investments	14,423,896	183.5
Other assets less liabilities	(6,562,351)	(83.5)

Total net assets	$7,861,545	100.0%

CURRENCY EXPOSURE - March 31, 2010 (Unaudited)
	Value	Percentage of Total Investments
Brazilian real	$90,356	0.6%
British pound	1,035,662	7.2
Danish krone	74,028	0.5
Euro	1,006,045	7.0
Hong Kong dollar	322,814	2.2
Indonesian rupiah	55,759	0.4
Japanese yen	681,574	4.7
Korean won	112,289	0.8
South African rand	75,330	0.5
Swiss franc	717,174	5.0
Thai baht	37,931	0.3
U.S. dollar	10,214,934	70.8

Total investments	$14,423,896	100.0%

TOP TEN HOLDINGS - March 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Nestle SA	Switzerland	2.9%
Teva Pharmaceutical Industries Limited	Israel	2.8
BHP Billiton Plc	United Kingdom	2.1
HSBC Holdings plc	United Kingdom	2.1
INPEX CORPORATION	Japan	2.0
Roche Holding AG	Switzerland	1.9
Accenture plc	United States	1.9
Telefonica S.A.	Spain	1.9
Gazprom	Russia	1.7
Google Inc.	United States	1.7

Total		21.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITIES - 95.3%

FRANCE - 7.5%
Publicis Groupe	18,834	$805,881
Societe Television Francaise 1	26,039	483,054
Sodexo	13,834	826,807
Total SA	5,628	326,711

		2,442,453
HONG KONG - 2.6%
Guoco Group Limited	81,250	849,728

IRELAND - 1.5%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)	97,296	483,599

JAPAN - 4.7%
Credit Saison Co., Ltd.	37,100	575,409
Daiwa Securities Group Inc.	59,596	313,630
Mitsubishi UFJ Financial Group, Inc.	60,200	315,520
SANKYO CO., LTD.	6,548	323,933

		1,528,492
NETHERLANDS - 1.2%
Wolters Kluwer NV	17,158	372,066

SWITZERLAND - 10.0%
Adecco SA	11,494	652,424
Novartis AG	16,414	886,549
Panalpina Welttransport Holding AG	8,909	756,640
Pargesa Holding SA	11,301	959,256

		3,254,869
UNITED KINGDOM - 22.3%
Compass Group PLC	87,298	696,817
Diageo plc	54,983	922,809
Experian PLC	156,142	1,536,590
Home Retail Group plc	119,895	493,059
Lloyds Banking Group plc(4)	585,819	558,013
Royal Dutch Shell PLC, Class A	12,276	355,073
Signet Jewelers Ltd.(4)	49,395	1,597,434
Unilever plc (DR)	36,711	1,074,898

		7,234,693
UNITED STATES - 45.5%
3M Company	5,965	498,495
American Express Company	34,477	1,422,521
Apollo Group, Inc., Class A(4)(5)	7,865	482,046
Arch Capital Group Ltd.(4)(6)	13,821	1,053,851

	Shares Held	Value

UNITED STATES (CONTINUED)
The Bank of New York Mellon Corporation	38,837	$1,199,287
The Chubb Corporation	10,441	541,366
Cintas Corporation	29,200	820,228
Covidien plc	11,640	585,259
Dell Inc.(4)	26,278	394,433
Johnson & Johnson	17,725	1,155,670
Marsh & McLennan Companies, Inc.	46,690	1,140,170
Microsoft Corporation	11,995	351,094
Mohawk Industries, Inc.(4)	16,940	921,197
The Procter & Gamble Company	14,936	945,001
The Sherwin-Williams Company	6,315	427,399
Sysco Corporation	23,652	697,734
Tyco Electronics Ltd.	38,619	1,061,250
Wal-Mart Stores, Inc.	19,492	1,083,755

		14,780,756

Total common stocks and equity-linked securities (Cost $23,616,123)		30,946,656

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $1,750,000(7) (Cost $1,750,000)	$1,750,000	1,750,000

Total investments - 100.7% (Cost $25,366,123)		32,696,656

Other assets less liabilities - (0.7%)		(219,839)

Total net assets - 100.0%(8)		$32,476,817

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $483,599 or 1.5% of total net assets.
(2)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note 2(i) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(3)

Security is restricted and was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. Restricted securities may be resold in transactions exempt from registration normally to qualified institutional buyers. Ryanair Holdings PLC was acquired on various dates from August 26, 2009 to November 3, 2009 at an aggregate cost of $436,548. In total, the value of these restricted securities held by the Fund was $483,599 or 1.5% of total net assets.

(4)	Non-income producing security.
(5)	Non-voting shares.
(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.625%	11/15/2016	$1,789,743

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2010 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$7,429,693	22.9%
Consumer Staples	4,724,197	14.5
Energy	681,784	2.1
Financials	8,928,751	27.5
Healthcare	2,627,478	8.1
Industrials	4,747,976	14.6
Information Technology	1,806,777	5.6

Total common stocks	30,946,656	95.3
Short-term investments	1,750,000	5.4

Total investments	32,696,656	100.7
Other assets less liabilities	(219,839)	(0.7)

Total net assets	$32,476,817	100.0%

CURRENCY EXPOSURE - March 31, 2010 (Unaudited)
	Value	Percentage of Total Investments
British pound	$4,207,288	12.9%
Euro	3,653,191	11.2
Hong Kong dollar	849,728	2.6
Japanese yen	1,528,492	4.7
Swiss franc	3,254,869	9.9
U.S. dollar	19,203,088	58.7

Total investments	$32,696,656	100.0%

TOP TEN HOLDINGS - March 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Signet Jewelers Ltd.	United Kingdom	4.9%
Experian PLC	United Kingdom	4.7
American Express Company	United States	4.4
The Bank of New York Mellon Corporation	United States	3.7
Johnson & Johnson	United States	3.6
Marsh & McLennan Companies, Inc.	United States	3.5
Wal-Mart Stores, Inc.	United States	3.3
Unilever plc	United Kingdom	3.3
Tyco Electronics Ltd.	United States	3.3
Arch Capital Group Ltd.	United States	3.2

Total		37.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 98.9%

AUSTRALIA - 0.2%
Foster’s Group Limited	4,050,176	$19,661,049

BELGIUM - 1.5%
Anheuser-Busch InBev NV	1,987,856	100,133,295
Umicore	1,451,958	50,703,924

		150,837,219
BRAZIL - 1.3%
Petroleo Brasileiro S.A., Preferred (DR)	3,467,624	137,283,234

CANADA - 2.3%
Canadian Pacific Railway Limited	4,218,471	237,246,809

CHINA - 7.6%
Baidu, Inc., Class A (DR)(1)	51,837	30,946,689
Beijing Enterprises Holdings Ltd.	5,260,470	36,586,326
China Construction Bank, H Shares	172,387,100	140,986,970
China Life Insurance Co., Limited, H Shares	31,712,900	151,942,542
China Merchants Bank Co., Ltd., H Shares	11,120,804	30,078,486
China Merchants Holdings International Company Limited	15,554,265	56,894,243
Ctrip.com International, Ltd. (DR)(1)	510,206	20,000,075
Huabao International Holdings Limited	80,561,405	96,288,739
Industrial and Commercial Bank of China Ltd, H Shares	129,116,800	98,613,855
Tencent Holdings Limited	1,010,500	20,264,011
Wynn Macau Limited(1)	69,329,672	99,830,084

		782,432,020
DENMARK - 1.2%
Danske Bank A/S(1)	5,110,524	125,727,903

FRANCE - 12.5%
Accor S.A.	2,443,762	135,195,374
BNP Paribas	2,727,893	209,496,688
Compagnie de Saint-Gobain	1,189,302	57,185,395
Credit Agricole S.A.	3,781,281	66,189,169
Natixis(1)	19,801,049	106,843,463
Pernod Ricard SA	2,960,307	251,375,639

	Shares Held	Value

FRANCE (CONTINUED)
Societe Generale	2,576,520	$162,045,174
Unibail-Rodamco	615,157	124,629,314
Vinci SA	3,070,721	180,974,887

		1,293,935,103
GERMANY - 13.7%
Bayer AG	4,223,307	285,666,917
Daimler AG	4,898,618	230,611,859
Deutsche Boerse AG	291,010	21,570,737
Deutsche Post AG	11,835,137	205,329,038
Linde AG	2,610,379	311,461,189
Muenchener Rueckversicherungs-Gesellschaft AG	1,626,456	263,942,344
Rhoen-Klinikum AG	52,496	1,343,626
RWE AG	1,092,986	96,841,479

		1,416,767,189
HONG KONG - 4.1%
The Bank of East Asia, Ltd.	15,875,835	58,683,899
Esprit Holdings Limited	8,912,800	70,367,987
Li & Fung Limited	27,734,899	136,276,704
NWS Holdings Limited	33,563,746	66,917,833
Sands China Ltd.(1)	61,192,264	97,097,426

		429,343,849
INDIA - 2.5%
Housing Development Finance Corporation Ltd.	1,248,822	75,535,720
ICICI Bank Limited	1,675,413	35,639,145
ICICI Bank Limited (DR)	3,355,985	143,300,560

		254,475,425
ITALY - 1.6%
Intesa Sanpaolo(1)	44,606,531	166,133,397

JAPAN - 8.0%
DENSO CORPORATION	3,393,734	101,096,900
FAST RETAILING CO., LTD.	430,450	74,818,831
HONDA MOTOR CO., LTD.	3,154,100	111,333,084
Mitsubishi Corporation	1,062,200	27,836,025
Mitsubishi UFJ Financial Group, Inc.	5,564,800	29,166,242
MITSUI & CO., LTD.	14,769,600	248,187,417
Nitori Co., Ltd.	1,015,050	77,086,908
SUZUKI MOTOR CORPORATION	5,331,006	117,636,810
The Tokyo Electric Power Company, Incorporated	1,550,100	41,318,314

		828,480,531

	Shares Held	Value

NETHERLANDS - 9.9%
Akzo Nobel N.V.	2,429,679	$138,469,099
ASML Holding N.V.	13,736,782	490,928,021
ING Groep N.V.(1)	25,996,320	259,547,475
TNT NV	4,907,157	140,709,339

		1,029,653,934
SINGAPORE - 1.6%
Genting Singapore PLC(1)	98,584,799	62,366,451
Oversea-Chinese Banking Corporation Limited	17,052,900	106,173,029

		168,539,480
SPAIN - 0.7%
Industria de Diseno Textil, S.A.	1,182,433	77,944,205

SWEDEN - 1.2%
AB SKF, Class B	2,642,181	46,947,874
Sandvik AB	5,926,172	74,070,995

		121,018,869
SWITZERLAND - 10.8%
Holcim Ltd.(1)	3,409,524	254,162,165
Nestle SA	5,815,029	297,810,666
Novartis AG	3,869,333	208,989,486
Roche Holding AG	340,244	56,761,115
Roche Holding AG - Genussscheine(2)	1,301,588	211,088,342
UBS AG(1)	5,658,391	91,981,052

		1,120,792,826
TAIWAN - 1.4%
Taiwan Semiconductor Manufacturing Company Ltd. (DR)	12,262,088	128,629,303
Uni-President Enterprises Corp.	10,111,000	11,509,309

		140,138,612
TURKEY - 0.0%(3)
Coca-Cola Icecek AS	348,439	2,961,531

UNITED KINGDOM - 11.8%
Carnival plc	591,478	24,279,195
Experian PLC	20,372,331	200,483,728
HSBC Holdings plc	18,787,002	190,609,357
Imperial Tobacco Group plc	6,064,662	184,982,687
Kingfisher PLC	33,175,167	107,936,001
National Grid PLC	5,432,144	52,880,598
Smith & Nephew PLC	12,080,417	120,349,719
Standard Chartered plc	1,553,099	42,363,952
Tesco plc	44,797,052	296,016,661

		1,219,901,898
UNITED STATES - 5.0%
Accenture plc, Class A	3,807,576	159,727,813
Covidien plc	3,925,270	197,362,576

	Shares Held	Value

UNITED STATES (CONTINUED)
Philip Morris International Inc.	3,012,404	$157,126,993

		514,217,382

Total common and preferred stocks (Cost $8,802,259,308)		10,237,492,465

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $102,820,000(4) (Cost $102,820,000)	$102,820,000	102,820,000

Total investments - 99.9% (Cost $8,905,079,308)		10,340,312,465

Other assets less liabilities - 0.1%		7,101,289

Total net assets - 100.0%(5)		$10,347,413,754

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Represents less than 0.1% of total net assets.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.375%	6/30/2013	$104,878,862

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2010 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,543,877,894	14.9%
Consumer Staples	1,321,577,830	12.8
Energy	137,283,234	1.3
Financials	2,701,200,473	26.1
Healthcare	1,081,561,781	10.5
Industrials	1,579,369,909	15.3
Information Technology	830,495,837	8.0
Materials	851,085,116	8.2
Utilities	191,040,391	1.8

Total common and preferred stocks	10,237,492,465	98.9
Short-term investments	102,820,000	1.0

Total investments	10,340,312,465	99.9
Other assets less liabilities	7,101,289	0.1

Total net assets	$10,347,413,754	100.0%

CURRENCY EXPOSURE - March 31, 2010 (Unaudited)
	Value	Percentage of Total Investments
Australian dollar	$19,661,049	0.2%
British pound	1,186,324,204	11.5
Danish krone	125,727,903	1.2
Euro	4,135,271,047	40.0
Hong Kong dollar	1,194,406,799	11.6
Indian rupee	111,174,865	1.1
Japanese yen	828,480,531	8.0
Singapore dollar	168,539,480	1.6
Swedish krona	121,018,869	1.2
Swiss franc	1,120,792,826	10.8
Taiwan dollar	11,509,309	0.1
Turkish lira	2,961,531	0.0 (1)
U.S. dollar	1,314,444,052	12.7

Total investments	$10,340,312,465	100.0%

(1)	Represents less than 0.1% of total investments.

TOP TEN HOLDINGS - March 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
ASML Holding N.V.	Netherlands	4.7%
Linde AG	Germany	3.0
Nestle SA	Switzerland	2.9
Tesco plc	United Kingdom	2.9
Bayer AG	Germany	2.8
Roche Holding AG	Switzerland	2.6
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	2.6
ING Groep N.V.	Netherlands	2.5
Holcim Ltd.	Switzerland	2.5
Pernod Ricard SA	France	2.4

Total		28.9%

For the purpose of determining the Fund's top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 95.6%

AUSTRALIA - 1.9%
Domino’s Pizza Enterprises Limited	3,065,747	$15,107,330

AUSTRIA - 4.4%
bwin Interactive Entertainment AG(1)	286,999	16,881,519
Flughafen Wien AG	331,050	16,463,431
Wienerberger AG(1)	91,816	1,788,243

		35,133,193
CANADA - 2.1%
Finning International Inc.	931,417	16,873,995

CHINA - 14.4%
Beijing Capital Land Limited, H Shares	10,828,000	4,253,521
China Everbright International Limited	23,915,700	12,166,921
China Gas Holdings Ltd.	23,298,000	13,082,948
China National Building Material Company Ltd., H Shares	3,284,000	6,352,923
China Real Estate Information Corp. (DR)(1)	496,478	4,974,710
Hengan International Group Company Limited	2,426,550	18,095,405
Intime Department Store Group Company Limited	9,711,000	9,405,509
New World Department Store China	5,621,000	5,393,496
Ports Design Limited	2,470,000	6,235,245
REXLot Holdings Limited	160,325,000	22,920,533
Yingde Gases(1)	9,977,000	11,025,232

		113,906,443
EGYPT - 2.9%
Commercial International Bank (DR)	1,570,693	18,377,108
Eastern Tobacco	197,642	4,486,969

		22,864,077
FRANCE - 3.7%
Laurent-Perrier	68,940	5,540,274
Meetic(1)	340,582	10,442,164
Remy Cointreau SA	201,605	10,415,394
Vilmorin & Cie	23,941	2,458,500

		28,856,332
GERMANY - 9.9%
Gerresheimer AG	604,897	18,913,652
Sixt AG	208,377	6,664,606
Wacker Neuson SE	1,264,345	14,481,196
Wirecard AG	4,047,122	38,263,731

		78,323,185

	Shares Held	Value

HONG KONG - 8.2%
Beijing Enterprises Water Group Limited(1)	47,222,000	$17,455,278
Cafe De Coral Holdings Limited	5,102,000	11,972,623
Industrial and Commercial Bank of China (Asia) Limited	9,528,000	23,929,678
Shangri-La Asia Limited	2,900,000	5,669,833
SJM Holdings Limited	8,919,000	5,858,505

		64,885,917
INDIA - 0.2%
ACC Limited	72,000	1,518,503

ITALY - 5.3%
Azimut Holding SpA	656,588	8,313,946
Bulgari S.p.A.	1,339,106	10,906,245
Davide Campari - Milano S.p.A.	2,097,553	22,423,677

		41,643,868
JAPAN - 0.7%
Nichi-iko Pharmaceutical Co., Ltd.	196,300	5,515,885

RUSSIA - 0.2%
Pharmstandard(1)(2)	24,350	1,965,840

SINGAPORE - 2.3%
City Developments Limited	690,000	5,228,207
SIA Engineering Company	5,008,700	12,710,165

		17,938,372
SPAIN - 0.6%
Sol Melia, S.A.	516,528	4,444,023

SWITZERLAND - 9.0%
Bank Sarasin & Cie AG, B Shares(1)	633,062	26,267,510
Nobel Biocare Holding AG	475,249	12,710,567
Schindler Holding AG, Participation Certificates(3)	241,995	21,298,498
Straumann Holding AG	43,986	10,950,612

		71,227,187
THAILAND - 1.2%
CP ALL PCL(1)(2)	11,000,300	9,355,443

TURKEY - 3.8%
Coca-Cola Icecek AS	3,544,968	30,130,184

UNITED KINGDOM - 23.7%
888 Holdings PLC	5,658,721	8,518,407
Babcock International Group plc	1,373,274	12,555,750

	Shares Held	Value

UNITED KINGDOM (CONTINUED)
The Berkeley Group Holdings PLC(1)	862,833	$10,658,095
Catlin Group Limited	1,232,924	6,739,201
Enterprise Inns plc(1)	9,159,754	16,679,901
Greene King PLC	1,272,185	8,652,678
InterContinental Hotels Group PLC	442,561	6,930,766
Marston’s PLC	2,399,879	3,339,543
Mothercare plc	1,183,993	10,789,233
PartyGaming plc(1)	1,977,534	9,605,900
Persimmon plc(1)	1,246,099	8,802,391
Playtech Ltd.	1,691,597	13,861,783
Premier Foods PLC(1)	39,005,083	18,786,962
Punch Taverns plc(1)	14,232,350	17,278,062
Redrow plc(1)	4,457,662	9,585,293
SSL International plc	1,486,712	18,341,963
VT Group plc	492,389	5,603,999

		186,729,927
UNITED STATES - 1.1%
AsiaInfo Holdings, Inc.(1)	319,956	8,472,435

Total common stocks (Cost $625,300,746)		754,892,139

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $8,568,000(4) (Cost $8,568,000)	$8,568,000	8,568,000

Total investments - 96.7% (Cost $633,868,746)		763,460,139

Other assets less liabilities - 3.3%		25,847,629

Total net assets - 100.0%(5)		$789,307,768

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $11,321,283 or 1.4% of total net assets.

(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	5/20/2010	$8,743,251

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2010 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$225,635,130	28.6%
Consumer Staples	121,692,808	15.4
Financials	98,083,881	12.4
Healthcare	68,398,519	8.7
Industrials	138,062,082	17.5
Information Technology	71,040,113	9.0
Materials	18,896,658	2.4
Utilities	13,082,948	1.6

Total common stocks	754,892,139	95.6
Short-term investments	8,568,000	1.1

Total investments	763,460,139	96.7
Other assets less liabilities	25,847,629	3.3

Total net assets	$789,307,768	100.0%

CURRENCY EXPOSURE - March 31, 2010 (Unaudited)
	Value	Percentage of Total Investments
Australian dollar	$15,107,330	2.0%
British pound	186,729,927	24.5
Canadian dollar	16,873,995	2.2
Egyptian pound	4,486,969	0.6
Euro	188,400,601	24.7
Hong Kong dollar	173,817,650	22.8
Indian rupee	1,518,503	0.2
Japanese yen	5,515,885	0.7
Singapore dollar	17,938,372	2.4
Swiss franc	71,227,187	9.3
Thai baht	9,355,443	1.2
Turkish lira	30,130,184	3.9
U.S. dollar	42,358,093	5.5

Total investments	$763,460,139	100.0%

TOP TEN HOLDINGS - March 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	4.8%
Coca-Cola Icecek AS	Turkey	3.8
Bank Sarasin & Cie AG	Switzerland	3.3
Industrial and Commercial Bank of China (Asia) Limited	Hong Kong	3.0
REXLot Holdings Limited	China	2.9
Davide Campari - Milano S.p.A.	Italy	2.8
Schindler Holding AG	Switzerland	2.7
Gerresheimer AG	Germany	2.4
Premier Foods PLC	United Kingdom	2.4
Commercial International Bank	Egypt	2.3

Total		30.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITIES - 92.4%

BELGIUM - 0.7%
Groupe Bruxelles Lambert S.A.	216,493	$19,129,225

FRANCE - 12.0%
Gemalto NV(1)	961,919	41,626,892
Publicis Groupe	1,866,971	79,885,088
Societe Television Francaise 1	3,682,460	68,313,994
Sodexo	1,265,854	75,655,389
Total SA	1,190,334	69,100,028

		334,581,391
HONG KONG - 2.8%
Guoco Group Limited	7,488,800	78,319,292

IRELAND - 2.3%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)	12,930,719	64,270,765

JAPAN - 8.8%
Aderans Holdings Company Limited	1,649,900	19,571,495
Credit Saison Co., Ltd.	4,611,159	71,517,601
Daiwa Securities Group Inc.	8,324,431	43,808,108
MEITEC CORPORATION	734,747	14,390,007
Mitsubishi UFJ Financial Group, Inc.	2,831,800	14,842,037
Mitsubishi UFJ Financial Group, Inc.(4)	3,654,200	19,152,401
SANKYO CO., LTD.	1,036,438	51,273,139
SEINO HOLDINGS CO., LTD.	1,468,800	10,463,374

		245,018,162
KOREA - 0.6%
Lotte Chilsung Beverage Co., Ltd.	21,573	16,492,682

NETHERLANDS - 1.0%
Wolters Kluwer NV	1,275,524	27,659,347

SINGAPORE - 0.1%
ARA Asset Management Limited	3,164,000	2,578,334

SWITZERLAND - 17.7%
Adecco SA	1,652,671	93,809,142
Givaudan SA	80,233	70,386,499
Nestle SA	882,371	45,189,714
Novartis AG	1,708,101	92,257,542
Panalpina Welttransport Holding AG	993,802	84,403,423
Pargesa Holding SA	1,134,566	96,304,682

	Shares Held	Value

SWITZERLAND (CONTINUED)
Tamedia AG	124,422	$10,148,228

		492,499,230
UNITED KINGDOM - 32.4%
Brit Insurance Holdings NV	2,978,456	34,011,526
Carpetright PLC	1,710,914	20,770,483
Compass Group PLC	9,483,880	75,700,756
Diageo plc	5,282,285	88,655,438
Experian PLC	15,100,173	148,600,520
Home Retail Group plc	9,709,182	39,928,258
Lancashire Holdings Ltd	4,037,560	29,495,346
Lloyds Banking Group plc(1)	55,662,944	53,020,855
Qinetiq Group PLC	19,855,890	40,375,934
Reed Elsevier PLC	7,179,245	57,250,584
Royal Dutch Shell PLC, Class A	1,742,447	50,398,850
Savills Plc	6,146,972	32,461,524
Signet Jewelers Ltd.(1)	4,147,639	134,134,645
Unilever plc (DR)	2,987,517	87,474,498
Vitec Group PLC	1,321,051	8,119,009

		900,398,226
UNITED STATES - 14.0%
Accenture plc, Class A	1,334,978	56,002,327
Arch Capital Group Ltd.(1)(5)	1,465,031	111,708,614
Covidien plc	2,198,645	110,547,871
Tyco Electronics Ltd.	3,990,945	109,671,169

		387,929,981

Total common stocks and equity-linked securities (Cost $2,210,364,223)		2,568,876,635

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $186,854,000(6) (Cost $186,854,000)	$186,854,000	186,854,000

Total investments - 99.1% (Cost $2,397,218,223)		2,755,730,635

Other assets less liabilities - 0.9%		24,083,422

Total net assets - 100.0%(7)		$2,779,814,057

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $64,270,765 or 2.3% of total net assets.

(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note 2(i) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. Restricted securities under Rule 144A may be resold in transactions exempt from registration normally to qualified institutional buyers. Mitsubishi UFJ Financial Group, Inc., was acquired in a private placement and is not deemed to be illiquid in the United States; however, the shares of the Mitsubishi UFJ Financial Group, Inc are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	9/17/2008- 3/31/2010	$54,812,778	$64,270,765	2.3%
Mitsubishi UFJ Financial Group, Inc.	12/14/2009	17,639,402	19,152,401	0.7%

Total Restricted Securities			$83,423,166	3.0%

(5)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.375%	3/15/2012	$36,854,350
U.S. Treasury Note	1.375	9/15/2012	153,738,388

			$190,592,738

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2010 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$648,838,920	23.3%
Consumer Staples	257,383,827	9.3
Energy	119,498,878	4.3
Financials	606,349,545	21.8
Healthcare	202,805,413	7.3
Industrials	456,313,165	16.4
Information Technology	207,300,388	7.5
Materials	70,386,499	2.5

Total common stocks	2,568,876,635	92.4
Short-term investments	186,854,000	6.7

Total investments	2,755,730,635	99.1
Other assets less liabilities	24,083,422	0.9

Total net assets	$2,779,814,057	100.0%

CURRENCY EXPOSURE - March 31, 2010 (Unaudited)
	Value	Percentage of Total Investments
British pound	$628,390,233	22.8%
Euro	496,039,578	18.0
Hong Kong dollar	78,319,292	2.8
Japanese yen	245,018,162	8.9
Korean won	16,492,682	0.6
Singapore dollar	2,578,334	0.1
Swiss franc	492,499,230	17.9
U.S. dollar	796,393,124	28.9

Total investments	$2,755,730,635	100.0%

TOP TEN HOLDINGS - March 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Experian PLC	United Kingdom	5.3%
Signet Jewelers Ltd.	United Kingdom	4.8
Arch Capital Group Ltd.	United States	4.0
Covidien plc	United States	4.0
Tyco Electronics Ltd.	United States	3.9
Pargesa Holding SA	Switzerland	3.5
Adecco SA	Switzerland	3.4
Novartis AG	Switzerland	3.3
Diageo plc	United Kingdom	3.2
Unilever plc	United Kingdom	3.1

Total		38.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The Fund owns Pargesa Holding SA (Pargesa) which represents 3.5% of the Fund’s total net assets, and Groupe Bruxelles Lambert SA (GBL) which represents 0.7% of the Fund’s total net assests. Pargesa is the parent company of GBL. If aggregated, the Fund’s holdings of both securities would represent 4.2% of the Fund’s total net assets.

The accompanying notes are an integral part of the financial statements.

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 19.9%
Auto Components - 1.8%
BorgWarner Inc.(1)	1,117,899	$42,681,384
Johnson Controls, Inc.	1,235,662	40,764,489

		83,445,873
Distributors - 1.5%
LKQ Corporation(1)	3,464,201	70,323,280

Hotels, Restaurants & Leisure - 5.8%
Chipotle Mexican Grill, Inc., Class A(1)	301,500	33,970,005
Ctrip.com International, Ltd. (DR)(1)(2)	2,054,100	80,520,720
Home Inns & Hotels Management, Inc. (DR)(1)(2)	787,500	25,782,750
Panera Bread Company, Class A(1)	115,100	8,803,999
Starbucks Corporation(1)	567,283	13,767,958
Starwood Hotels & Resorts Worldwide, Inc.	1,505,622	70,222,210
Wynn Resorts, Limited	485,300	36,800,299

		269,867,941
Household Durables - 2.7%
Gafisa S.A. (DR)(2)	2,436,900	33,483,006
Harman International Industries, Incorporated	1,962,900	91,824,462

		125,307,468
Multiline Retail - 3.3%
Kohl’s Corporation(1)	2,798,764	153,316,292

Specialty Retail - 2.2%
Dick’s Sporting Goods, Inc., Class A(1)	2,094,400	54,684,784
O’Reilly Automotive, Inc.(1)	1,129,700	47,119,787

		101,804,571
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	1,856,600	73,372,832
Polo Ralph Lauren Corporation, Class A	571,900	48,634,376

		122,007,208

	Shares Held	Value

CONSUMER STAPLES - 1.6%
Beverages - 1.6%
Hansen Natural Corporation(1)	1,710,712	$74,210,687

ENERGY - 5.2%
Energy Equipment & Services - 3.7%
Cameron International Corporation(1)	1,300,100	55,722,286
Dresser-Rand Group Inc.(1)	701,396	22,037,862
Smith International, Inc.	2,232,858	95,610,980

		173,371,128
Oil, Gas & Consumable Fuels - 1.5%
Range Resources Corporation	1,466,031	68,712,873

FINANCIALS - 5.3%
Capital Markets - 1.8%
Ares Capital Corporation	2,677,300	39,731,132
Greenhill & Co., Inc.	554,886	45,550,592

		85,281,724
Commercial Banks - 1.2%
FirstMerit Corporation	618,400	13,338,888
HDFC Bank Limited (DR)(2)	321,848	44,862,393

		58,201,281
Diversified Financial Services - 2.3%
CME Group Inc., Class A	334,841	105,846,589

HEALTHCARE - 15.7%
Biotechnology - 0.6%
Human Genome Sciences, Inc.(1)	519,100	15,676,820
Vertex Pharmaceuticals Incorporated(1)	297,400	12,154,738

		27,831,558
Health Care Equipment & Supplies - 2.8%
Edwards Lifesciences Corporation(1)	698,900	69,107,232
Intuitive Surgical, Inc.(1)	79,812	27,784,952
NuVasive, Inc.(1)	736,270	33,279,404

		130,171,588
Health Care Providers & Services - 1.5%
Community Health Systems, Inc.(1)	1,885,200	69,620,436

	Shares Held	Value

HEALTHCARE (CONTINUED)
Health Care Technology - 5.1%
athenahealth, Inc.(1)(3)	1,772,200	$64,791,632
Cerner Corporation(1)	2,060,800	175,291,648

		240,083,280
Life Sciences Tools & Services - 1.5%
Illumina, Inc.(1)	1,824,796	70,984,564

Pharmaceuticals - 4.2%
Allergan, Inc.	3,017,461	197,100,552

INDUSTRIALS - 12.9%
Aerospace & Defense - 3.1%
Precision Castparts Corp.	1,150,220	145,744,376

Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	614,702	34,331,107
Expeditors International of Washington, Inc.	1,545,227	57,049,781

		91,380,888
Construction & Engineering - 1.0%
AECOM Technology Corporation(1)	885,300	25,115,961
Fluor Corporation	499,319	23,223,327

		48,339,288
Electrical Equipment - 1.4%
Roper Industries, Inc.	1,176,054	68,022,963

Machinery - 2.4%
Cummins Inc.	1,667,600	103,307,820
PACCAR Inc	250,006	10,835,260

		114,143,080
Professional Services - 1.3%
IHS Inc., Class A(1)	534,900	28,601,103
Verisk Analytics, Inc., Class A(1)	1,163,500	32,810,700

		61,411,803
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	1,682,226	60,358,269

Trading Companies & Distributors - 0.5%
Watsco, Inc., Class A	410,800	23,366,304

INFORMATION TECHNOLOGY - 35.3%
Communications Equipment - 1.5%
Juniper Networks, Inc.(1)	2,319,827	71,172,292

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals - 1.5%
NetApp, Inc.(1)	2,172,675	$70,742,298

Electronic Equipment & Instruments - 4.7%
Agilent Technologies, Inc.(1)	4,154,900	142,887,011
Trimble Navigation Limited(1)	2,663,799	76,504,307

		219,391,318
Internet Software & Services - 4.2%
GSI Commerce, Inc.(1)	1,767,800	48,915,026
MercadoLibre, Inc.(1)	1,614,100	77,815,761
NetEase.com, Inc. (DR)(1)(2)	129,200	4,582,724
Vistaprint N.V.(1)	1,188,100	68,018,725

		199,332,236
IT Services - 2.3%
Cognizant Technology Solutions Corporation, Class A(1)	730,700	37,251,086
The Western Union Company	4,070,947	69,043,261

		106,294,347
Semiconductors & Semiconductor Equipment - 8.8%
Analog Devices, Inc.	1,584,066	45,652,782
ARM Holdings PLC (DR)(2)	8,073,800	86,308,922
Broadcom Corporation, Class A	2,160,919	71,699,292
Cree, Inc.(1)	844,711	59,315,606
MEMC Electronic Materials, Inc.(1)	3,745,598	57,420,017
NVIDIA Corporation(1)	5,424,476	94,277,393

		414,674,012
Software - 12.3%
ANSYS, Inc.(1)	1,314,500	56,707,530
AsiaInfo Holdings, Inc.(1)	960,000	25,420,800
Autodesk, Inc.(1)	2,659,237	78,234,753
Blackboard Inc.(1)	1,321,100	55,037,026
Citrix Systems, Inc.(1)	2,417,060	114,737,838
Concur Technologies, Inc.(1)	525,900	21,567,159
Electronic Arts Inc.(1)	1,248,535	23,297,663
Mc Afee, Inc.(1)	459,728	18,448,885
Red Hat, Inc.(1)	2,071,188	60,623,673
salesforce.com, inc.(1)	686,535	51,112,531
SolarWinds, Inc.(1)	685,600	14,850,096
VMware, Inc., Class A(1)	1,102,502	58,763,357

		578,801,311
MATERIALS - 1.9%
Chemicals - 1.9%
Agrium Inc.(2)	1,236,700	87,348,121

Total common stocks (Cost $3,419,949,319)		4,588,011,799

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $113,520,000(4) (Cost $113,520,000)	$113,520,000	$113,520,000

Total investments - 100.2% (Cost $3,533,469,319)		4,701,531,799

Other assets less liabilities - (0.2%)		(8,374,572)

Total net assets - 100.0%(5)		$4,693,157,227

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Agrium Inc.	Canada	U.S. dollar
ARM Holdings PLC (DR)	United Kingdom	U.S. dollar
Ctrip.com International, Ltd. (DR)	China	U.S. dollar
Gafisa S.A. (DR)	Brazil	U.S. dollar
HDFC Bank Limited (DR)	India	U.S. dollar
Home Inns & Hotels Management, Inc. (DR)	China	U.S. dollar
NetEase.com, Inc. (DR)	China	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	4/22/2010	$24,557,715
U.S. Treasury Bill	5/20/2010	91,236,749

		$115,794,464

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Allergan, Inc.	United States	4.2%
Cerner Corporation	United States	3.7
Kohl’s Corporation	United States	3.3
Precision Castparts Corp.	United States	3.1
Agilent Technologies, Inc.	United States	3.0
Citrix Systems, Inc.	United States	2.4
CME Group Inc.	United States	2.3
Cummins Inc.	United States	2.2
Smith International, Inc.	United States	2.0
NVIDIA Corporation	United States	2.0

Total		28.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 94.6%

CONSUMER DISCRETIONARY - 10.5%
Auto Components - 1.4%
BorgWarner Inc.(1)	2,120,100	$80,945,418

Diversified Consumer Services - 1.9%
H&R Block, Inc.	6,043,300	107,570,740

Hotels, Restaurants & Leisure - 1.8%
Burger King Holdings, Inc.	4,843,300	102,968,558

Household Durables - 1.5%
Mohawk Industries, Inc.(1)	1,598,000	86,899,240

Leisure Equipment & Products - 1.5%
Mattel, Inc.	3,713,200	84,438,168

Media - 2.0%
Omnicom Group Inc.	3,046,900	118,250,189

Specialty Retail - 0.4%
AutoZone, Inc.(1)	138,500	23,972,965

CONSUMER STAPLES - 7.5%
Food & Staples Retailing - 3.8%
The Kroger Co.	5,689,000	123,223,740
Sysco Corporation	3,323,900	98,055,050

		221,278,790
Food Products - 3.7%
Campbell Soup Company	3,281,300	115,993,955
H.J. Heinz Company	2,088,100	95,238,241

		211,232,196
ENERGY - 8.8%
Energy Equipment & Services - 2.4%
Nabors Industries Ltd.(1)	6,522,500	128,036,675
Pride International, Inc.(1)	415,500	12,510,705

		140,547,380
Oil, Gas & Consumable Fuels - 6.4%
Chesapeake Energy Corporation	1,825,000	43,143,000

	Shares Held	Value

ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (Continued)
Cimarex Energy Co.	3,089,390	$183,447,978
EOG Resources, Inc.	628,600	58,422,084
Southwestern Energy Company(1)	2,078,100	84,620,232

		369,633,294
FINANCIALS - 17.2%
Consumer Finance - 0.2%
The Student Loan Corporation	258,100	9,170,293

Insurance - 15.5%
Alleghany Corporation(1)(2)	516,402	150,169,562
Allied World Assurance Company Holdings, Ltd	1,970,900	88,394,865
The Allstate Corporation	3,824,700	123,576,057
Arch Capital Group Ltd.(1)(2)	1,592,873	121,456,566
Brown & Brown, Inc.	4,293,400	76,937,728
Fidelity National Financial, Inc.	10,079,581	149,379,391
The Progressive Corporation	5,369,400	102,501,846
W. R. Berkley Corporation	3,206,700	83,662,803

		896,078,818
Real Estate Investment Trusts (REITS) - 1.5%
Annaly Capital Management, Inc.	4,879,400	83,828,092

HEALTHCARE - 3.7%
Health Care Equipment & Supplies - 1.8%
Stryker Corporation	1,843,100	105,462,182

Health Care Providers & Services - 1.9%
CIGNA Corporation	2,940,450	107,561,661

INDUSTRIALS - 20.0%
Aerospace & Defense - 3.7%
L-3 Communications Holdings, Inc.	1,416,900	129,830,547
Rockwell Collins, Inc.	1,369,853	85,739,099

		215,569,646
Commercial Services & Supplies - 2.0%
Cintas Corporation	4,112,300	115,514,507

	Shares Held	Value

INDUSTRIALS (CONTINUED)
Construction & Engineering - 1.9%
Jacobs Engineering Group Inc.(1)	2,429,000	$109,766,510

Electrical Equipment - 3.7%
Acuity Brands, Inc.(2)	2,169,215	91,562,565
Hubbell Inc., Class B	2,471,600	124,642,788

		216,205,353
Marine - 0.3%
Alexander & Baldwin, Inc.	501,900	16,587,795

Professional Services - 6.3%
The Dun & Bradstreet Corporation	1,225,200	91,179,384
Equifax Inc.	3,835,300	137,303,740
Manpower Inc.	1,246,500	71,200,080
Robert Half International Inc.	1,475,800	44,908,594
Towers Watson & Co., Class A	380,000	18,050,000

		362,641,798
Road & Rail - 1.4%
Ryder System, Inc.(2)	2,141,400	83,000,664

Trading Companies & Distributors - 0.7%
GATX Corporation	1,312,700	37,608,855

INFORMATION TECHNOLOGY - 19.1%
Electronic Equipment & Instruments - 6.7%
Arrow Electronics, Inc.(1)	3,771,400	113,632,282
Avnet, Inc.(1)	4,357,310	130,719,300
Ingram Micro Inc., Class A(1)(2)	8,139,400	142,846,470

		387,198,052
IT Services - 7.8%
Hewitt Associates, Inc.(1)	2,983,000	118,663,740
SAIC, Inc.(1)	5,547,800	98,196,060
Total System Services, Inc.	7,414,900	116,117,334
The Western Union Company	6,988,800	118,530,048

		451,507,182
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	2,546,200	73,381,484
National Semiconductor Corporation	6,605,200	95,445,140

		168,826,624
Software - 1.7%
SYNOPSYS, INC.(1)	4,368,000	97,712,160

	Shares Held	Value

UTILITIES - 7.8%
Electrical Utilities - 1.3%
PPL Corporation	2,684,700	$74,393,037

Multi-Utilities - 4.7%
OGE Energy Corp.	2,461,000	95,831,340
SCANA Corporation	2,482,300	93,309,657
Xcel Energy Inc.	4,016,400	85,147,680

		274,288,677
Water Utilities - 1.8%
American Water Works Company, Inc.	4,719,600	102,698,496

Total common stocks (Cost $4,815,931,318)		5,463,357,340

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $279,329,000(3) (Cost $279,329,000)	$279,329,000	279,329,000

Total investments - 99. 4% (Cost $5,095,260,318)		5,742,686,340

Other assets less liabilities - 0.6%		35,574,897

Total net assets - 100.0%(4)		$5,778,261,237

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.375%	6/30/2013	$188,030,128
U.S. Treasury Note	1.375	9/15/2012	96,886,613

			$284,916,741

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - March 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Cimarex Energy Co.	United States	3.2%
Alleghany Corporation	United States	2.6
Fidelity National Financial, Inc.	United States	2.6
Ingram Micro Inc.	United States	2.5
Equifax Inc.	United States	2.4
Avnet, Inc.	United States	2.3
L-3 Communications Holdings, Inc.	United States	2.2
Nabors Industries Ltd.	United States	2.2
Hubbell Inc.	United States	2.2
The Allstate Corporation	United States	2.1

Total		24.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN OPPORTUNISTIC GROWTH FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 93.9%

CONSUMER DISCRETIONARY - 15.2%
Auto Components - 2.3%
Johnson Controls, Inc.	43,994	$1,451,362

Hotels, Restaurants & Leisure - 5.5%
Ctrip.com International, Ltd. (DR)(1)(2)	39,500	1,548,400
Starbucks Corporation(1)	30,452	739,070
Wynn Macau Limited(1)(2)	847,900	1,220,919

		3,508,389
Household Durables - 1.6%
Gafisa S.A.(2)	150,600	1,040,782

Multiline Retail - 2.9%
Kohl’s Corporation(1)	34,200	1,873,476

Textiles, Apparel & Luxury Goods - 2.9%
Compagnie Financiere Richemont SA (A Units)(2)	35,400	1,370,810
Polo Ralph Lauren Corporation, Class A	6,000	510,240

		1,881,050
ENERGY - 7.0%
Energy Equipment & Services - 3.2%
Schlumberger Limited	32,225	2,044,998

Oil, Gas & Consumable Fuels - 3.8%
Petroleo Brasileiro S.A. (DR)(2)	26,225	1,166,750
Range Resources Corporation	27,000	1,265,490

		2,432,240
FINANCIALS - 6.1%
Commercial Banks - 1.8%
HDFC Bank Limited (DR)(2)	8,125	1,132,544

Diversified Financial Services - 4.3%
CME Group Inc., Class A	5,180	1,637,450
JPMorgan Chase & Co.	25,175	1,126,581

		2,764,031
HEALTHCARE - 11.6%
Health Care Equipment & Supplies - 1.4%
Edwards Lifesciences Corporation(1)	8,800	870,144

Health Care Providers & Services - 2.7%
Community Health Systems, Inc.(1)	47,800	1,765,254

	Shares Held	Value

HEALTHCARE (CONTINUED)
Health Care Technology - 2.8%
Cerner Corporation(1)	21,179	$1,801,486

Pharmaceuticals - 4.7%
Allergan, Inc.	45,775	2,990,023

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.1%
Precision Castparts Corp.	10,400	1,317,784

Electrical Equipment - 2.0%
ABB Limited (DR)(1)(2)	59,100	1,290,744

Machinery - 4.4%
Cummins Inc.	31,000	1,920,450
Weg S.A.(2)	84,400	901,735

		2,822,185
Road & Rail - 1.7%
Localiza Rent a Car SA(2)	102,000	1,078,303

INFORMATION TECHNOLOGY - 41.7%
Computers & Peripherals - 10.0%
Apple Inc.(1)	14,725	3,459,344
EMC Corporation(1)	163,900	2,956,756

		6,416,100
Electronic Equipment & Instruments - 6.0%
Agilent Technologies, Inc.(1)	93,800	3,225,782
Corning Incorporated	31,000	626,510

		3,852,292
Internet Software & Services - 8.4%
eBay Inc.(1)	78,400	2,112,880
Google Inc., Class A(1)	5,755	3,263,143

		5,376,023
IT Services - 3.8%
Visa Inc., Class A	27,100	2,466,913

Semiconductors & Semiconductor Equipment - 9.4%
ARM Holdings PLC(2)	565,300	2,044,238
Broadcom Corporation, Class A	34,225	1,135,585
MediaTek Incorporation(2)	39,700	688,793
MEMC Electronic Materials, Inc.(1)	61,040	935,743
NVIDIA Corporation(1)	72,420	1,258,660

		6,063,019

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Software - 4.1%
Citrix Systems, Inc.(1)	56,000	$2,658,320

MATERIALS - 2.1%
Chemicals - 2.1%
The Mosaic Company	22,265	1,353,044

Total common stocks (Cost $48,577,570)		60,250,506
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $3,906,000(4) (Cost $3,906,000)	$3,906,000	3,906,000

Total investments - 100.0% (Cost $52,483,570)		64,156,506

Other assets less liabilities - 0.0%(3)		(21,067)

Total net assets - 100.0%(5)		$64,135,439

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ABB Limited (DR)	Switzerland	U.S. dollar
ARM Holdings PLC	United Kingdom	British pound
Compagnie Financiere Richemont SA (A Units)	Switzerland	Swiss franc
Ctrip.com International, Ltd. (DR)	China	U.S. dollar
Gafisa S.A.	Brazil	Brazilian real
HDFC Bank Limited (DR)	India	U.S. dollar
Localiza Rent a Car SA	Brazil	Brazilian real
MediaTek Incorporation	Taiwan	Taiwan dollar
Petroleo Brasileiro S.A. (DR)	Brazil	U.S. dollar
Weg S.A.	Brazil	Brazilian real
Wynn Macau Limited	China	Hong Kong dollar

(3)	Represents less than 0.1% of total net assets.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.625%	11/15/2016	$3,989,520

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

CURRENCY EXPOSURE - March 31, 2010 (Unaudited)
	Value	Percentage of Total Investments
Brazilian real	$3,020,820	4.7%
British pound	2,044,238	3.2
Hong Kong dollar	1,220,919	1.9
Swiss franc	1,370,810	2.1
Taiwan dollar	688,793	1.1
U.S. dollar	55,810,926	87.0

Total investments	$64,156,506	100.0%

TOP TEN HOLDINGS - March 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Apple Inc.	United States	5.4%
Google Inc.	United States	5.1
Agilent Technologies, Inc.	United States	5.0
Allergan, Inc.	United States	4.7
EMC Corporation	United States	4.6
Citrix Systems, Inc.	United States	4.1
Visa Inc.	United States	3.8
eBay Inc.	United States	3.3
Schlumberger Limited	United States	3.2
ARM Holdings Plc	United Kingdom	3.2

Total		42.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN OPPORTUNISTIC VALUE FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 95.0%

CONSUMER DISCRETIONARY - 4.9%
Hotels, Restaurants & Leisure - 2.0%
McDonald’s Corporation	74,300	$4,957,296

Media - 2.9%
Comcast Corporation, Class A(1)	401,300	7,211,361

CONSUMER STAPLES - 11.3%
Food & Staples Retailing - 6.4%
The Kroger Co.	275,300	5,962,998
Wal-Mart Stores, Inc.	182,300	10,135,880

		16,098,878
Food Products - 3.9%
Kraft Foods Inc., Class A	244,300	7,387,632
Nestle SA(2)	49,800	2,550,455

		9,938,087
Tobacco - 1.0%
Philip Morris International Inc.	48,000	2,503,680

ENERGY - 9.6%
Energy Equipment & Services - 2.2%
Nabors Industries Ltd.(3)	286,800	5,629,884

Oil, Gas & Consumable Fuels - 7.4%
Apache Corporation	60,000	6,090,000
Chesapeake Energy Corporation	224,600	5,309,544
Exxon Mobil Corporation	111,000	7,434,780

		18,834,324
FINANCIALS - 21.2%
Insurance - 19.3%
Alleghany Corporation(3)	27,438	7,978,970
The Allstate Corporation	246,050	7,949,876
Arch Capital Group Ltd.(3)(4)	114,500	8,730,625
Berkshire Hathaway Inc., Class B(3)	77,400	6,290,298
The Chubb Corporation	99,000	5,133,150
Fidelity National Financial, Inc.	498,000	7,380,360
The Progressive Corporation	285,800	5,455,922

		48,919,201
Real Estate Investment Trusts (REITS) - 1.9%
Annaly Capital Management, Inc.	282,000	4,844,760

	Shares Held	Value

HEALTHCARE - 10.5%
Health Care Equipment & Supplies - 2.6%
Baxter International Inc.	114,000	$6,634,800

Health Care Providers & Services - 1.9%
CIGNA Corporation	133,500	4,883,430

Pharmaceuticals - 6.0%
Johnson & Johnson	149,300	9,734,360
Pfizer Inc.	315,000	5,402,250

		15,136,610
INDUSTRIALS - 6.9%
Aerospace & Defense - 6.9%
Lockheed Martin Corporation	118,500	9,861,570
Raytheon Company	131,400	7,505,568

		17,367,138
INFORMATION TECHNOLOGY - 30.6%
Computers & Peripherals - 7.9%
Hewlett-Packard Company	189,000	10,045,350
International Business Machines Corporation	77,300	9,913,725

		19,959,075
Electronic Equipment & Instruments - 5.6%
Corning Incorporated	314,000	6,345,940
Ingram Micro Inc., Class A(3)(4)	441,800	7,753,590

		14,099,530
IT Services - 8.6%
Accenture plc, Class A	228,800	9,598,160
Total System Services, Inc.	362,300	5,673,618
The Western Union Company	386,300	6,551,648

		21,823,426
Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials, Inc.	393,800	5,308,424
Texas Instruments Incorporated	261,800	6,406,246

		11,714,670
Software - 3.9%
Microsoft Corporation	339,800	9,945,946

Total common stocks (Cost $213,590,822)		240,502,096

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $9,677,000(5) (Cost $9,677,000)	$9,677,000	$9,677,000

Total investments - 98.8% (Cost $223,267,822)		250,179,096

Other assets less liabilities - 1.2%		3,029,184

Total net assets - 100.0%(6)		$253,208,280

(1)	Non-voting shares.
(2)	The Fund considers the company to be from Switzerland. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.
(3)	Non-income producing security.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.625%	11/15/2016	$9,874,062

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - March 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Wal-Mart Stores, Inc.	United States	4.0%
Hewlett-Packard Company	United States	4.0
Microsoft Corporation	United States	3.9
International Business Machines Corporation	United States	3.9
Lockheed Martin Corporation	United States	3.9
Johnson & Johnson	United States	3.8
Accenture plc	United States	3.8
Arch Capital Group Ltd.	United States	3.4
Alleghany Corporation	United States	3.2
The Allstate Corporation	United States	3.1

Total		37.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN SMALL CAP FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 96.4%

CONSUMER DISCRETIONARY - 12.5%
Distributors - 3.0%
LKQ Corporation(1)	583,700	$11,849,110

Hotels, Restaurants & Leisure - 1.7%
Home Inns & Hotels Management, Inc. (DR)(1)(2)	46,500	1,522,410
WMS Industries(1)	119,100	4,995,054

		6,517,464
Specialty Retail - 6.0%
The Gymboree Corporation(1)	124,700	6,438,261
Hibbett Sports, Inc.(1)	303,150	7,754,577
Monro Muffler Brake, Inc.	142,800	5,106,528
PETsMART, Inc.	121,900	3,895,924

		23,195,290
Textiles, Apparel & Luxury Goods - 1.8%
Iconix Brand Group, Inc.(1)	457,300	7,024,128

CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Flowers Foods, Inc.	155,000	3,834,700
TreeHouse Foods, Inc.(1)	53,700	2,355,819

		6,190,519
ENERGY - 5.6%
Energy Equipment & Services - 3.1%
Core Laboratories N.V.	52,600	6,880,080
Dril-Quip, Inc.(1)	82,200	5,001,048

		11,881,128
Oil, Gas & Consumable Fuels - 2.5%
Carrizo Oil & Gas, Inc.(1)	221,600	5,085,720
Comstock Resources, Inc.(1)	149,800	4,763,640

		9,849,360
FINANCIALS - 8.3%
Capital Markets - 4.5%
Ares Capital Corporation	898,861	13,339,097
Artio Global Investors Inc., Class A	55,800	1,380,492
Greenhill & Co., Inc.	33,100	2,717,179

		17,436,768
Commercial Banks - 2.0%
FirstMerit Corporation	51,000	1,100,070
MB Financial, Inc.	288,300	6,495,399

		7,595,469

	Shares Held	Value

FINANCIALS (CONTINUED)
Insurance - 1.8%
Reinsurance Group of America, Incorporated	135,800	$7,132,216

HEALTHCARE - 16.3%
Biotechnology - 1.9%
AMAG Pharamaceuticals, Inc.(1)	110,300	3,850,573
Cepheid(1)	205,700	3,595,636

		7,446,209
Health Care Equipment & Supplies - 1.8%
Masimo Corporation	146,100	3,878,955
NuVasive, Inc.(1)	66,300	2,996,760

		6,875,715
Health Care Providers & Services - 7.4%
Catalyst Health Solutions, Inc.(1)	114,900	4,754,562
Clarient, Inc.(1)	955,300	2,502,886
Genoptix, Inc.(1)	177,200	6,288,828
Health Management Associates, Inc.(1)	265,000	2,279,000
HMS Holdings Corp.(1)	73,400	3,742,666
PSS World Medical, Inc.(1)	392,800	9,234,728

		28,802,670
Health Care Technology - 4.2%
athenahealth, Inc.(1)(3)	212,300	7,761,688
Phase Forward Incorporated(1)	593,800	7,760,966
Quality Systems, Inc.	15,800	970,752

		16,493,406
Life Sciences Tools & Services - 1.0%
ICON PLC (DR)(1)(2)	147,200	3,886,080

INDUSTRIALS - 17.4%
Aerospace & Defense - 3.2%
AAR CORP.(1)	258,900	6,425,898
Hexcel Corporation(1)	422,900	6,106,676

		12,532,574
Commercial Services & Supplies - 5.1%
Clean Harbors, Inc.(1)	77,400	4,300,344
The GEO Group, Inc.(1)	255,600	5,065,992
Waste Connections, Inc.(1)	303,325	10,300,917

		19,667,253

	Shares Held	Value

INDUSTRIALS (CONTINUED)
Electrical Equipment - 0.9%
Regal-Beloit Corporation	58,500	$3,475,485

Machinery - 3.7%
IDEX Corporation	164,300	5,438,330
The Middleby Corporation(1)	61,200	3,524,508
Robbins & Myers, Inc.	221,000	5,264,220

		14,227,058
Professional Services - 1.2%
FTI Consulting, Inc.(1)	115,100	4,525,732

Road & Rail - 1.7%
Old Dominion Freight Line, Inc.(1)	199,100	6,647,949

Transportation Infrastructure - 1.6%
Aegean Marine Petroleum Network Inc.(2)	214,300	6,081,834

INFORMATION TECHNOLOGY - 32.1%
Communications Equipment - 1.1%
Riverbed Technology, Inc.(1)	145,100	4,120,840

Computers & Peripherals - 1.1%
STEC, Inc.(1)	99,100	1,187,218
Synaptics Incorporated(1)	110,400	3,048,144

		4,235,362
Electronic Equipment & Instruments - 1.9%
Brightpoint, Inc.(1)	973,900	7,333,467

Internet Software & Services - 3.5%
GSI Commerce, Inc.(1)	410,200	11,350,234
Vistaprint N.V.(1)	39,000	2,232,750

		13,582,984
IT Services - 3.5%
Euronet Worldwide, Inc.(1)	468,980	8,643,302
ManTech International Corporation, Class A(1)	99,100	4,839,053

		13,482,355
Semiconductors & Semiconductor Equipment - 5.7%
Atheros Communications, Inc.(1)	252,600	9,778,146
Microsemi Corporation(1)	334,200	5,795,028
Nanometrics Incorporated(1)	187,000	1,772,760
Tessera Technologies, Inc.(1)	192,400	3,901,872
Varian Semiconductor Equipment Associates, Inc.(1)	21,200	702,144

		21,949,950

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Software - 15.3%
ANSYS, Inc.(1)	154,400	$6,660,816
AsiaInfo Holdings, Inc.(1)	120,500	3,190,840
Blackboard Inc.(1)	105,300	4,386,798
CommVault Systems, Inc.(1)	429,600	9,171,960
Concur Technologies, Inc.(1)	137,000	5,618,370
Informatica Corporation(1)	311,900	8,377,634
Progress Software Corporation(1)	199,100	6,257,713
Quest Software, Inc.(1)	197,000	3,504,630
Rovi Corporation(1)	205,700	7,637,641
SolarWinds, Inc.(1)	215,500	4,667,730

		59,474,132
MATERIALS - 1.0%
Chemicals - 1.0%
Albemarle Corporation	93,100	3,968,853

UTILITIES - 1.6%
Electrical Utilities - 1.6%
ITC Holdings Corp.	112,400	6,182,000

Total common stocks (Cost $263,906,376)		373,663,360

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $12,718,000(4) (Cost $12,718,000)	$12,718,000	12,718,000

Total investments - 99.7% (Cost $276,624,376)		386,381,360

Other assets less liabilities - 0.3%		1,236,308

Total net assets - 100.0%(5)		$387,617,668

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Aegean Marine Petroleum Network Inc.	Greece	US dollar
Home Inns & Hotels Management, Inc. (DR)	China	US dollar
ICON PLC (DR)	Ireland	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.625%	11/15/2016	$12,977,022

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Ares Capital Corporation	United States	3.4%
LKQ Corporation	United States	3.1
GSI Commerce, Inc.	United States	2.9
Waste Connections, Inc.	United States	2.7
Atheros Communications, Inc.	United States	2.5
PSS World Medical, Inc.	United States	2.4
CommVault Systems, Inc.	United States	2.4
Euronet Worldwide, Inc.	United States	2.2
Informatica Corporation	United States	2.2
athenahealth, Inc.	United States	2.0

Total		25.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 94.6%

CONSUMER DISCRETIONARY - 6.7%
Diversified Consumer Services - 1.0%
Matthews International Corporation	694,900	$24,668,950

Hotels, Restaurants & Leisure - 2.3%
International Speedway Corporation, Class A	1,060,100	27,318,777
Jack in the Box Inc.(1)	1,378,800	32,470,740

		59,789,517
Media - 1.7%
Meredith Corporation	1,021,400	35,146,374
World Wrestling Entertainment, Inc., Class A	527,900	9,132,670

		44,279,044
Specialty Retail - 1.7%
Rent-A-Center, Inc.(1)	1,894,985	44,816,395

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.3%
Ruddick Corporation	1,055,700	33,402,348

Tobacco - 1.4%
Universal Corporation	696,700	36,709,123

ENERGY - 8.8%
Energy Equipment & Services - 4.9%
Cal Dive International, Inc.(1)	4,355,588	31,926,460
Parker Drilling Company(1)	4,165,400	20,535,422
Patterson-UTI Energy, Inc.	2,286,500	31,942,405
RPC, Inc.	954,000	10,618,020
Seahawk Drilling, Inc.(1)(2)	806,500	15,202,525
Superior Energy Services, Inc.(1)	724,500	15,228,990

		125,453,822
Oil, Gas & Consumable Fuels - 3.9%
Comstock Resources, Inc.(1)	1,258,200	40,010,760
Forest Oil Corporation(1)	1,444,000	37,284,080
Holly Corporation	854,800	23,857,468

		101,152,308

	Shares Held	Value

FINANCIALS - 8.2%
Consumer Finance - 0.4%
The Student Loan Corporation	321,500	$11,422,895

Diversified Financial Services - 1.2%
PICO Holdings, Inc.(1)	822,100	30,573,899

Insurance - 6.1%
Allied World Assurance Company Holdings, Ltd	393,600	17,652,960
Aspen Insurance Holdings Limited	440,700	12,709,788
Assured Guaranty Ltd.	563,600	12,382,292
Endurance Specialty Holdings Ltd.	311,700	11,579,655
Max Capital Group Ltd.	625,400	14,377,946
Platinum Underwriters Holdings, Ltd.	632,700	23,460,516
Stewart Information Services Corporation(2)	1,161,778	16,032,536
Willis Group Holdings Limited	416,246	13,024,337
Zenith National Insurance Corp.	927,300	35,534,136

		156,754,166
Real Estate Investment Trusts (REITS) - 0.5%
Pebblebrook Hotel Trust(1)	574,700	12,085,941

HEALTHCARE - 3.1%
Health Care Equipment & Supplies - 1.1%
CONMED Corporation(1)	1,110,800	26,448,148
National Dentex Corporation(1)	229,600	2,238,600

		28,686,748
Health Care Providers & Services - 2.0%
AMN Healthcare Services, Inc.(1)(2)	2,438,900	21,462,320
Cross Country Healthcare, Inc.(1)(2)	2,199,100	22,232,901
HealthSpring, Inc.(1)	490,400	8,631,040
Medical Staffing Network Holdings, Inc.(1)	1,508,600	211,204

		52,537,465

	Shares Held	Value

INDUSTRIALS - 22.9%
Aerospace & Defense - 1.8%
Spirit AeroSystems Holdings, Inc., Class A(1)	1,151,200	$26,915,056
Teledyne Technologies Incorporated(1)	457,500	18,881,025

		45,796,081
Building Products - 1.0%
Quanex Building Products Corporation	1,473,975	24,364,807

Commercial Services & Supplies - 0.8%
Sykes Enterprises, Incorporated(1)	857,100	19,576,164

Construction & Engineering - 4.3%
Comfort Systems USA, Inc.(2)	2,481,900	30,998,931
EMCOR Group, Inc.(1)	1,664,600	40,999,098
Granite Construction Incorporated	1,261,000	38,107,420

		110,105,449
Electrical Equipment - 2.8%
Acuity Brands, Inc.(2)	748,000	31,573,080
Woodward Governor Company	1,246,000	39,847,080

		71,420,160
Industrial Conglomerates - 0.3%
McDermott International, Inc.(1)	325,500	8,762,460

Machinery - 3.2%
Astec Industries, Inc.(1)(2)	1,203,800	34,862,048
IDEX Corporation	772,700	25,576,370
Mueller Industries, Inc.	823,100	22,050,849

		82,489,267
Marine - 1.1%
Kirby Corporation(1)	710,000	27,086,500

Professional Services - 6.0%
CRA International, Inc.(1)	367,400	8,420,808
Diamond Management & Technology Consultants, Inc.	771,600	6,057,060
FTI Consulting, Inc.(1)	662,300	26,041,636
Hudson Highland Group, Inc.(1)	1,427,700	6,281,880
Korn/Ferry International(1)	418,900	7,393,585
School Specialty, Inc.(1)(2)	1,613,600	36,644,856
Towers Watson & Co., Class A	852,200	40,479,500
TrueBlue, Inc.(1)	1,489,100	23,081,050

		154,400,375
Road & Rail - 1.6%
Arkansas Best Corporation	484,900	14,488,812
Ryder System, Inc.(2)	687,200	26,635,872

		41,124,684

	Shares Held	Value

INFORMATION TECHNOLOGY - 27.3%
Computers & Peripherals - 3.2%
Diebold, Incorporated	405,300	$12,872,328
Imation Corp.(1)	1,230,900	13,552,209
Intermec, Inc.(1)	2,071,400	29,372,452
Lexmark International, Inc., Class A(1)	698,400	25,198,272

		80,995,261
Electronic Equipment & Instruments - 4.9%
Anixter International Inc.(1)	573,700	26,877,845
Arrow Electronics, Inc.(1)	1,009,400	30,413,222
Benchmark Electronics, Inc.(1)	1,252,800	25,983,072
Coherent, Inc.(1)	41,200	1,316,752
Orbotech, Ltd.(1)(2)(3)	2,440,479	26,430,388
RadiSys Corporation(1)(2)	1,614,600	14,466,816

		125,488,095
Internet Software & Services - 2.0%
EarthLink, Inc.	1,945,400	16,613,716
Monster Worldwide, Inc.(1)	2,048,200	34,020,602

		50,634,318
IT Services - 3.6%
CACI International Inc(1)	651,900	31,845,315
MAXIMUS, Inc.	484,800	29,538,864
SRA International, Inc., Class A(1)	1,539,000	31,995,810

		93,379,989
Semiconductors & Semiconductor Equipment - 5.1%
Actel Corporation(1)(2)	1,810,400	25,074,040
ATMI, Inc.(1)	486,900	9,402,039
LTX Corporation(1)	3,804,100	11,526,423
Rudolph Technologies, Inc.(1)(2)	2,128,400	18,240,388
Standard Microsystems Corporation(1)	584,400	13,604,832
Ultra Clean Holdings, Inc.(1)(2)	1,594,444	13,584,663
Ultratech, Inc.(1)(2)	1,736,200	23,612,320
Varian Semiconductor Equipment Associates, Inc.(1)	453,900	15,033,168

		130,077,873
Software - 8.5%
Fair Isaac Corporation	1,214,000	30,762,760
Jack Henry and Associates, Inc.	823,900	19,823,034
Lawson Software, Inc.(1)	5,931,700	39,208,537
Manhattan Associates, Inc.(1)(2)	1,585,100	40,388,348
MicroStrategy Incorporated, Class A(1)	333,400	28,362,338
Progress Software Corporation(1)	817,800	25,703,454
TIBCO Software Inc.(1)	1,056,500	11,399,635
Websense, Inc.(1)	1,007,800	22,947,606

		218,595,712

	Shares Held	Value

MATERIALS - 4.4%
Chemicals - 4.1%
H.B. Fuller Company	1,668,200	$38,718,922
Olin Corporation	1,087,800	21,342,636
OM Group, Inc.(1)	303,400	10,279,192
Sensient Technologies Corporation	1,234,700	35,880,382

		106,221,132
Construction Materials - 0.3%
Eagle Materials Inc.	335,700	8,909,478

UTILITIES - 10.5%
Electrical Utilities - 7.8%
ALLETE, Inc.	1,093,600	36,613,728
Cleco Corporation	1,417,900	37,645,245
El Paso Electric Company(1)	1,640,700	33,798,420
The Empire District Electric Company	969,600	17,472,192
IDACORP, Inc.	999,800	34,613,076
Portland General Electric Company	1,775,000	34,275,250
UIL Holdings Corporation	266,800	7,337,000

		201,754,911

Gas Utilities - 0.5%
Northwest Natural Gas Company	280,400	13,066,640

Multi-Utilities - 2.2%
NorthWestern Corporation	1,130,600	30,311,386
Vectren Corporation	1,103,500	27,278,520

		57,589,906

Total common stocks (Cost $2,224,770,615)		2,434,171,883

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $135,058,000(4) (Cost $135,058,000)	$135,058,000	135,058,000

Total investments - 99.8% (Cost $2,359,828,615)		2,569,229,883

Other assets less liabilities - 0.2%		4,318,637

Total net assets - 100.0%(5)		$2,573,548,520

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(3)	The Fund considers the company to be from Israel. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.000%	2/15/2015	$137,762,848

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - March 31, 2010 (Unaudited)

Company Name	Country	Percentage of Total Net Assets
Rent-A-Center, Inc.	United States	1.7%
EMCOR Group, Inc.	United States	1.6
Towers Watson & Co.	United States	1.6
Manhattan Associates, Inc.	United States	1.6
Comstock Resources, Inc.	United States	1.6
Woodward Governor Company	United States	1.5
Lawson Software, Inc.	United States	1.5
H.B. Fuller Company	United States	1.5
Granite Construction Incorporated	United States	1.5
Cleco Corporation	United States	1.5

Total		15.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2010 (Unaudited)

	GLOBAL EQUITY	GLOBAL VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$7,341,896	$29,892,805
Investments in securities, affiliated, at value	-	1,053,851
Short-term investments (repurchase agreements), at value	7,082,000	1,750,000

Total investments	14,423,896	32,696,656
Cash	786	883
Foreign currency	-	11
Net unrealized gain on foreign currency forward contracts	17,119	-
Receivable from investments sold	-	160,949
Receivable from fund shares sold	797,577	148,606
Dividends and interest receivable	-	76,542
Receivable from Adviser	2,582	59,271
Other assets	-	326

Total assets	15,241,960	33,143,244

LIABILITIES:
Net unrealized loss on foreign currency forward contracts	-	55
Payable for investments purchased	7,375,613	379,866
Payable for operating expenses	2,682	134,308
Payable for withholding taxes	1,920	1,605
Payable for advisory fees	200	150,267
Payable for deferred directors’ compensation	-	326

Total liabilities	7,380,415	666,427

Total net assets	$7,861,545	$32,476,817

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$7,880,362	$27,108,624
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	(16,710)	7,331,451
Accumulated undistributed net investment loss	(299)	(419,874)
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(1,808)	(1,543,384)

	$7,861,545	$32,476,817

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$7,861,545	$32,476,817
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	788,087	3,509,647
Net asset value, offering price and redemption price per share
Investor Shares	$9.98	$9.25
Cost of securities of unaffiliated issuers held	$14,439,526	$24,571,934
Cost of securities of affiliated issuers held	$-	$794,189
Cost of foreign currency	$-	$11

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2010 (Unaudited) (Continued)

	INTERNATIONAL	INTERNATIONAL SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$10,237,492,465	$754,892,139
Short-term investments (repurchase agreements), at value	102,820,000	8,568,000

Total investments	10,340,312,465	763,460,139
Cash	9,942,764	287
Foreign currency	5,217,422	201
Receivable from investments sold	66,610,350	15,342,240
Receivable from fund shares sold	23,716,640	15,521,915
Dividends and interest receivable	22,531,513	1,748,291
Other assets	335,637	22,350

Total assets	10,468,666,791	796,095,423

LIABILITIES:
Net unrealized loss on foreign currency forward contracts	94,784	38,386
Payable for investments purchased	101,301,739	5,221,919
Payable for fund shares redeemed	14,432,846	409,801
Payable for operating expenses	4,100,414	242,275
Payable for withholding taxes	987,617	852,924
Payable for deferred directors’ compensation	335,637	22,350

Total liabilities	121,253,037	6,787,655

Total net assets	$10,347,413,754	$789,307,768

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$11,611,798,446	$798,639,700
Net unrealized appreciation on investments and foreign currency related transactions	1,435,702,385	128,827,357
Accumulated undistributed net investment loss	(14,444)	(2,148,973)
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(2,700,072,633)	(136,010,316)

	$10,347,413,754	$789,307,768

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$7,898,468,881	$789,307,768
Institutional Shares	$2,448,944,873
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	392,148,882	46,282,769
Institutional Shares	120,851,920
Net asset value, offering price and redemption price per share
Investor Shares	$20.14	$17.05
Institutional Shares	$20.26
Cost of securities of unaffiliated issuers held	$8,905,079,308	$633,868,746
Cost of foreign currency	$5,218,900	$200

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2010 (Unaudited) (Continued)

	INTERNATIONAL VALUE	MID CAP
ASSETS:
Investments in securities, unaffiliated, at value	$2,457,168,021	$4,523,220,167
Investments in securities, affiliated, at value	111,708,614	64,791,632
Short-term investments (repurchase agreements), at value	186,854,000	113,520,000

Total investments	2,755,730,635	4,701,531,799
Cash	297	861
Foreign currency	29	-
Net unrealized gain on foreign currency forward contracts	266,492	-
Receivable from investments sold	563,677	22,602,567
Receivable from fund shares sold	55,027,930	5,599,555
Dividends and interest receivable	8,753,458	784,684
Other assets	38,700	125,928

Total assets	2,820,381,218	4,730,645,394

LIABILITIES:
Payable for investments purchased	38,414,043	29,298,029
Payable for fund shares redeemed	1,005,807	5,501,114
Payable for operating expenses	648,542	2,563,096
Payable for withholding taxes	460,069	-
Payable for deferred directors’ compensation	38,700	125,928

Total liabilities	40,567,161	37,488,167

Total net assets	$2,779,814,057	$4,693,157,227

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,594,789,064	$4,317,541,199
Net unrealized appreciation on investments and foreign currency related transactions	358,608,929	1,168,062,480
Accumulated undistributed net investment loss	(15,129,185)	(16,780,962)
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(158,454,751)	(775,665,490)

	$2,779,814,057	$4,693,157,227

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,291,129,889	$4,202,122,581
Institutional Shares	$488,684,168	$491,034,646
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	95,215,974	154,426,292
Institutional Shares	20,310,951	17,508,599
Net asset value, offering price and redemption price per share
Investor Shares	$24.06	$27.21
Institutional Shares	$24.06	$28.05
Cost of securities of unaffiliated issuers held	$2,311,049,928	$3,462,424,376
Cost of securities of affiliated issuers held	$86,168,295	$71,044,943
Cost of foreign currency	$29	-

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2010 (Unaudited) (Continued)

	MID CAP VALUE	OPPORTUNISTIC GROWTH
ASSETS:
Investments in securities, unaffiliated, at value	$4,874,321,513	$60,250,506
Investments in securities, affiliated, at value	589,035,827	-
Short-term investments (repurchase agreements), at value	279,329,000	3,906,000

Total investments	5,742,686,340	64,156,506
Cash	91	689
Foreign currency	-	68,080
Receivable from investments sold	30,068,470	1,128,912
Receivable from fund shares sold	15,711,765	79,002
Dividends and interest receivable	14,030,962	15,251
Receivable from Adviser	-	13,558
Other assets	91,648	178

Total assets	5,802,589,276	65,462,176

LIABILITIES:
Payable for investments purchased	17,892,844	901,836
Payable for fund shares redeemed	3,978,506	5,100
Payable for operating expenses	2,365,041	175,755
Payable for withholding taxes	-	321
Payable for advisory fees	-	243,547
Payable for deferred directors’ compensation	91,648	178

Total liabilities	24,328,039	1,326,737

Total net assets	$5,778,261,237	$64,135,439

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$5,281,754,489	$51,814,337
Net unrealized appreciation on investments and foreign currency related transactions	647,426,022	11,640,171
Accumulated undistributed net investment income (loss)	18,943,292	(282,990)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(169,862,566)	963,921

	$5,778,261,237	$64,135,439

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$5,778,261,237	$64,135,439
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	311,475,368	6,324,441
Net asset value, offering price and redemption price per share
Investor Shares	$18.55	$10.14
Cost of securities of unaffiliated issuers held	$4,572,223,009	$52,483,570
Cost of securities of affiliated issuers held	$523,037,309	$-
Cost of foreign currency	$-	$68,046

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2010 (Unaudited) (Continued)

	OPPORTUNISTIC VALUE	SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$224,017,881	$365,901,672
Investments in securities, affiliated, at value	16,484,215	7,761,688
Short-term investments (repurchase agreements), at value	9,677,000	12,718,000

Total investments	250,179,096	386,381,360
Cash	863	326
Receivable from investments sold	5,099,432	6,345,588
Receivable from fund shares sold	926,645	1,103,443
Dividends and interest receivable	541,667	22,394
Other assets	4,364	20,289

Total assets	256,752,067	393,873,400

LIABILITIES:
Payable for investments purchased	3,252,278	5,627,429
Payable for fund shares redeemed	135,742	330,380
Payable for operating expenses	151,403	277,634
Payable for deferred directors’ compensation	4,364	20,289

Total liabilities	3,543,787	6,255,732

Total net assets	$253,208,280	$387,617,668

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$321,811,895	$535,021,866
Net unrealized appreciation on investments and foreign currency related transactions	26,911,274	109,756,984
Accumulated undistributed net investment income (loss)	387,072	(1,185,426)
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(95,901,961)	(255,975,756)

	$253,208,280	$387,617,668

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$253,208,280	$387,617,668
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	27,869,951	27,618,578
Net asset value, offering price and redemption price per share
Investor Shares	$9.09	$ 14.03
Cost of securities of unaffiliated issuers held	$208,933,205	$269,785,434
Cost of securities of affiliated issuers held	$14,334,617	$ 6,838,942

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2010 (Unaudited) (Continued)

SMALL CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$2,036,729,851
Investments in securities, affiliated, at value	397,442,032
Short-term investments (repurchase agreements), at value	135,058,000

Total investments	2,569,229,883
Cash	301
Receivable from investments sold	5,504,280
Receivable from fund shares sold	6,537,030
Dividends and interest receivable	1,281,190
Other assets	51,729

Total assets	2,582,604,413

LIABILITIES:
Payable for investments purchased	4,569,679
Payable for fund shares redeemed	3,104,176
Payable for operating expenses	1,330,309
Payable for deferred directors’ compensation	51,729

Total liabilities	9,055,893

Total net assets	$2,573,548,520

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,421,838,272
Net unrealized appreciation on investments and foreign currency related transactions	209,401,268
Accumulated undistributed net investment income	591,232
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(58,282,252)

$2,573,548,520

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,573,548,520
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	169,744,026
Net asset value, offering price and redemption price per share
Investor Shares	$15.16
Cost of securities of unaffiliated issuers held	$1,915,237,818
Cost of securities of affiliated issuers held	$444,590,797

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2010 (Unaudited)

	GLOBAL EQUITY(1)	GLOBAL VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$-	$313,133
Interest	1	96

Total investment income	1	313,229

EXPENSES:
Advisory fees	200	150,267
Transfer agent fees
Investor Shares	695	60,109
Shareholder communications
Investor Shares	61	2,208
Custodian fees	444	5,476
Accounting fees	205	21,551
Professional fees	601	19,898
Registration fees
Investor Shares	616	20,365
Directors’ fees	48	3,000
Other operating expenses	12	1,798

Total operating expenses	2,882	284,672
Less amounts waived or paid by the Adviser	(2,582)	(59,271)

Net Expenses	300	225,401

Net investment income (loss)	(299)	87,828

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(2)	-	932,205
Foreign currency related transactions	(1,808)	(3,589)

	(1,808)	928,616
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(15,630)	1,793,596
Foreign currency related transactions	(1,080)	359

	(16,710)	1,793,955

Net gain (loss) on investments and foreign currency related transactions	(18,518)	2,722,571

Net increase (decrease) in net assets resulting from operations	$(18,818)	$2,810,399

(1)	For the period from commencement of operations (March 29, 2010) through March 31, 2010.

(2)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized gain (loss) on investments from affiliated issuers
	Global Equity	$-	$-
	Global Value	12,008	(25)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2010 (Unaudited) (Continued)

	INTERNATIONAL	INTERNATIONAL SMALL CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$59,810,650	$3,378,843
Interest	17,449	1,260

Total investment income	59,828,099	3,380,103

EXPENSES:
Advisory fees	47,914,583	4,608,884
Transfer agent fees
Investor Shares	8,388,380	544,522
Institutional Shares	11,527
Shareholder communications
Investor Shares	508,071	18,772
Institutional Shares	14,220
Custodian fees	1,818,931	211,979
Accounting fees	31,250	22,859
Professional fees	239,389	28,219
Registration fees
Investor Shares	403,113	43,946
Institutional Shares	8,812
Directors’ fees	204,008	15,389
Other operating expenses	261,514	10,364

Total operating expenses	59,803,798	5,504,934

Net investment income (loss)	24,301	(2,124,831)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	18,329,042	(1,741,076)
Foreign currency related transactions	(1,830,151)	(199,872)

	16,498,891	(1,940,948)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	87,246,355	25,460,955
Foreign currency related transactions	1,678,265	(540,087)

	88,924,620	24,920,868

Net gain on investments and foreign currency related transactions	105,423,511	22,979,920

Net increase in net assets resulting from operations	$105,447,812	$20,855,089

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers
	International	$5,217,031
	International Small Cap	180,142

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2010 (Unaudited) (Continued)

	INTERNATIONAL VALUE	MID CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$26,925,750	$8,858,869
Interest	11,308	8,876

Total investment income	26,937,058	8,867,745

EXPENSES:
Advisory fees	11,098,993	20,221,144
Transfer agent fees
Investor Shares	1,919,440	4,714,535
Institutional Shares	9,271	9,177
Shareholder communications
Investor Shares	94,892	233,552
Institutional Shares	1,230	3,392
Custodian fees	288,552	44,884
Accounting fees	32,545	24,111
Professional fees	50,028	86,135
Registration fees
Investor Shares	74,375	56,896
Institutional Shares	15,517	7,109
Directors’ fees	41,792	91,644
Other operating expenses	26,874	51,837

Total operating expenses	13,653,509	25,544,416

Net investment income (loss)	13,283,549	(16,676,671)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	(6,760,461)	16,628,580
Foreign currency related transactions	(542,103)	-

	(7,302,564)	16,628,580
Net increase in unrealized appreciation or depreciation on:
Investments	168,549,557	499,422,766
Foreign currency related transactions	36,405	-

	168,585,962	499,422,766

Net gain on investments and foreign currency related transactions	161,283,398	516,051,346

Net increase in net assets resulting from operations	$174,566,947	$499,374,675

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized gain (loss) on investments from affiliated issuers
	International Value	$1,617,142	$70,505
	Mid Cap	11,368	-

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2010 (Unaudited) (Continued)

	MID CAP VALUE	OPPORTUNISTIC GROWTH
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$48,498,460	$123,076
Dividends, from affiliated issuers(1)	1,647,101	-
Interest	18,622	220

Total investment income	50,164,183	123,296

EXPENSES:
Advisory fees	24,190,265	243,547
Transfer agent fees
Investor Shares	5,926,316	97,254
Shareholder communications
Investor Shares	436,262	6,736
Custodian fees	50,595	7,137
Accounting fees	18,144	23,495
Professional fees	129,178	12,921
Registration fees
Investor Shares	206,681	24,540
Directors’ fees	110,616	3,000
Other operating expenses	71,269	839

Total operating expenses	31,139,326	419,469
Less amounts waived or paid by the Adviser	-	(13,558)

Net Expenses	31,139,326	405,911

Net investment income (loss)	19,024,857	(282,615)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	246,617,617	1,843,351
Foreign currency related transactions	-	(33,059)

	246,617,617	1,810,292
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	251,371,301	4,281,094
Foreign currency related transactions	-	(32,971)

	251,371,301	4,248,123

Net gain on investments and foreign currency related transactions	497,988,918	6,058,415

Net increase in net assets resulting from operations	$517,013,775	$5,775,800

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized (loss) on investments from affiliated issuers
	Mid Cap Value	$-	$(745,631)
	Opportunistic Growth	1,954	-

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2010 (Unaudited) (Continued)

	OPPORTUNISTIC VALUE	SMALL CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$2,214,600	$1,301,206
Interest	433	849

Total investment income	2,215,033	1,302,055

EXPENSES:
Advisory fees	938,767	1,966,115
Transfer agent fees
Investor Shares	289,897	371,418
Shareholder communications
Investor Shares	20,254	50,276
Custodian fees	5,528	8,238
Accounting fees	18,304	17,455
Professional fees	27,358	22,228
Registration fees
Investor Shares	18,323	17,773
Directors’ fees	3,489	9,233
Other operating expenses	4,058	6,257

Total operating expenses	1,325,978	2,468,993

Net investment income (loss)	889,055	(1,166,938)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	7,541,214	38,727,297
Foreign currency related transactions	(5,571)	-

	7,535,643	38,727,297
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	16,088,093	(4,510,727)

Net gain on investments and foreign currency related transactions	23,623,736	34,216,570

Net increase in net assets resulting from operations	$24,512,791	$33,049,632

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized (loss) on investments from affiliated issuers
	Opportunistic Value	$-	$-
	Small Cap	1,858	(93,317)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2010 (Unaudited) (Continued)

SMALL CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers	$13,702,523
Dividends, from affiliated issuers	1,048,432
Interest	7,881

Total investment income	14,758,836

EXPENSES:
Advisory fees	11,072,862
Transfer agent fees
Investor Shares	2,574,000
Shareholder communications
Investor Shares	189,762
Custodian fees	24,429
Accounting fees	18,087
Professional fees	34,246
Registration fees
Investor Shares	72,528
Directors’ fees	46,992
Other operating expenses	79,306

Total operating expenses	14,112,212

Net investment income	646,624

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on:
Investments(1)	91,307,132
Net increase in unrealized appreciation or depreciation on:
Investments	176,226,034

Net gain on investments and foreign currency related transactions	267,533,166

Net increase in net assets resulting from operations	$268,179,790

(1)	Fund	Including net realized (loss) on investments from affiliated issuers
	Small Cap Value	$(2,209,165)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets

	GLOBAL EQUITY	GLOBAL VALUE
	Period Ended 3/31/2010(1)(2)	Six Months Ended 3/31/2010(2)	Year Ended 9/30/2009
OPERATIONS:
Net investment income (loss)	$(299)	$87,828	$206,576
Net realized gain (loss) on:
Investments	-	932,205	(2,211,339)
Foreign currency related transactions	(1,808)	(3,589)	(1,249)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(15,630)	1,793,596	6,796,447
Foreign currency related transactions	(1,080)	359	976

Net increase (decrease) in net assets resulting from operations	(18,817)	2,810,399	4,791,411

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	-	(689,211)	(120,537)

Total distributions paid to shareholders	-	(689,211)	(120,537)

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	7,880,362	1,738,064	14,381,195

Total increase in net assets	7,861,545	3,859,252	19,052,069

Net assets, beginning of period	-	28,617,565	9,565,496

Net assets, end of period	$7,861,545	$32,476,817	$28,617,565

Accumulated undistributed net investment income (loss)	$(299)	$(419,874)	$181,509

(1)	For the period from commencement of operations (March 29, 2010) through March 31, 2010.
(2)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	INTERNATIONAL		INTERNATIONAL SMALL CAP
	Six Months Ended 3/31/2010(1)	Year Ended 9/30/2009	Six Months Ended 3/31/2010(1)	Year Ended 9/30/2009
OPERATIONS:
Net investment income (loss)	$24,301	$132,762,575	$(2,124,831)	$5,108,638
Net realized gain (loss) on:
Investments	18,329,042	(2,628,919,339)	(1,741,076)	(134,000,418)
Foreign currency related transactions	(1,830,151)	(2,414,432)	(199,872)	(142,407)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	87,246,355	2,629,216,166	25,460,955	209,865,674
Foreign currency related transactions	1,678,265	613,814	(540,087)	(180,609)

Net increase in net assets resulting from operations	105,447,812	131,258,784	20,855,089	80,650,878

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(94,522,015)	(73,117,872)	(4,971,337)	(6,726,029)
Institutional Shares	(34,565,734)	(37,487,951)
Net realized gains on investment transactions:
Investor Shares	-	(274,728,222)	-	(8,348,645)
Institutional Shares	-	(101,344,058)

Total distributions paid to shareholders	(129,087,749)	(486,678,103)	(4,971,337)	(15,074,674)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(256,801,033)	(820,456,337)	77,621,284	(102,179,473)

Total increase (decrease) in net assets	(280,440,970)	(1,175,875,656)	93,505,036	(36,603,269)

Net assets, beginning of period	10,627,854,724	11,803,730,380	695,802,732	732,406,001

Net assets, end of period	$10,347,413,754	$10,627,854,724	$789,307,768	$695,802,732

Accumulated undistributed net investment income (loss)	$(14,444)	$129,049,002	$(2,148,973)	$4,947,196

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	INTERNATIONAL VALUE		MID CAP
	Six Months Ended 3/31/2010(1)	Year Ended 9/30/2009	Six Months Ended 3/31/2010(1)	Year Ended 9/30/2009
OPERATIONS:
Net investment income (loss)	$13,283,549	$11,511,387	$(16,676,671)	$(17,497,526)
Net realized gain (loss) on:
Investments	(6,760,461)	(139,186,395)	16,628,580	(769,509,214)
Foreign currency related transactions	(542,103)	9,770,470	-	-
Net increase in unrealized appreciation or depreciation on:
Investments	168,549,557	299,492,429	499,422,766	792,263,717
Foreign currency related transactions	36,405	548,147	-	-

Net increase in net assets resulting from operations	174,566,947	182,136,038	499,374,675	5,256,977

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(34,819,928)	(10,176,045)	-	-
Institutional Shares	(7,409,299)	(2,362,145)	-	-
Net realized gains on investment transactions:
Investor Shares	-	-	-	(40,893,720)
Institutional Shares	-	-	-	(5,219,106)

Total distributions paid to shareholders	(42,229,227)	(12,538,190)	-	(46,112,826)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	627,730,685	634,624,462	50,716,869	(85,588,305)

Total increase (decrease) in net assets	760,068,405	804,222,310	550,091,544	(126,444,154)

Net assets, beginning of period	2,019,745,652	1,215,523,342	4,143,065,683	4,269,509,837

Net assets, end of period	$2,779,814,057	$2,019,745,652	$4,693,157,227	$4,143,065,683

Accumulated undistributed net investment income (loss)	$(15,129,185)	$13,816,491	$(16,780,962)	$(104,290)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	MID CAP VALUE		OPPORTUNISTIC GROWTH
	Six Months Ended 3/31/2010(1)	Year Ended 9/30/2009	Six Months Ended 3/31/2010(1)	Year Ended 9/30/2009
OPERATIONS:
Net investment income (loss)	$19,024,857	$19,063,713	$(282,615)	$(109,264)
Net realized gain (loss) on:
Investments	246,617,617	(409,231,827)	1,843,351	(835,142)
Foreign currency related transactions	-	-	(33,059)	447
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	251,371,301	623,062,782	4,281,094	7,779,098
Foreign currency related transactions	-	-	(32,971)	195

Net increase in net assets resulting from operations	517,013,775	232,894,668	5,775,800	6,835,334

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(19,093,720)	(4,661,179)	-	-
Net realized gains on investment transactions:
Investor Shares	-	(23,963,286)	-	-

Total distributions paid to shareholders	(19,093,720)	(28,624,465)	-	-

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	652,384,756	1,192,224,172	12,802,599	33,056,223

Total increase in net assets	1,150,304,811	1,396,494,375	18,578,399	39,891,557

Net assets, beginning of period	4,627,956,426	3,231,462,051	45,557,040	5,665,483

Net assets, end of period	$5,778,261,237	$4,627,956,426	$64,135,439	$45,557,040

Accumulated undistributed net investment income (loss)	$18,943,292	$19,012,157	$(282,990)	$(374)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	OPPORTUNISTIC VALUE		SMALL CAP
	Six Months Ended 3/31/2010(1)	Year Ended 9/30/2009	Six Months Ended 3/31/2010(1)	Year Ended 9/30/2009
OPERATIONS:
Net investment income (loss)	$889,055	$1,304,526	$(1,166,938)	$(1,674,671)
Net realized gain (loss) on:
Investments	7,541,214	(68,445,898)	38,727,297	(203,855,722)
Foreign currency related transactions	(5,571)	11,020	-	-
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	16,088,093	44,443,949	(4,510,727)	151,823,713

Net increase (decrease) in net assets resulting from operations	24,512,791	(22,686,403)	33,049,632	(53,706,680)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(840,245)	(2,058,250)	-	-
Net realized gains on investment transactions:
Investor Shares	-	-	-	-
Tax return of capital:
Investor Shares	-	-	-	(665,408)

Total distributions paid to shareholders	(840,245)	(2,058,250)	-	(665,408)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	48,425,759	(24,429,047)	(82,427,676)	(95,759,005)

Total increase (decrease) in net assets	72,098,305	(49,173,700)	(49,378,044)	(150,131,093)

Net assets, beginning of period	181,109,975	230,283,675	436,995,712	587,126,805

Net assets, end of period	$253,208,280	$181,109,975	$387,617,668	$436,995,712

Accumulated undistributed net investment income (loss)	$387,072	$338,264	$(1,185,426)	$(18,488)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	SMALL CAP VALUE
	Six Months Ended 3/31/2010(1)	Year Ended 9/30/2009
OPERATIONS:
Net investment income	$646,624	$2,997,650
Net realized gain (loss) on:
Investments	91,307,132	(141,698,056)
Foreign currency related transactions	-	(1,342)
Net increase in unrealized appreciation or depreciation on:
Investments	176,226,034	158,604,198

Net increase in net assets resulting from operations	268,179,790	19,902,450

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(2,598,102)	-
Net realized gains on investment transactions:
Investor Shares	-	(41,873,575)

Total distributions paid to shareholders	(2,598,102)	(41,873,575)

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	151,471,534	276,386,431

Total increase in net assets	417,053,222	254,415,306

Net assets, beginning of period	2,156,495,298	1,902,079,992

Net assets, end of period	$2,573,548,520	$2,156,495,298

Accumulated undistributed net investment income	$591,232	$2,542,709

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN GLOBAL EQUITY FUND
Investor Shares
3/31/2010	(5)	$10.00	$- (6)	$(0.02)	$(0.02)	$-	$-

ARTISAN GLOBAL VALUE FUND
Investor Shares
3/31/2010	(7)	$8.64	$0.03	$0.78	$0.81	$(0.20)	$-
9/30/2009		8.32	0.08	0.29	0.37	(0.05)	-
9/30/2008	(8)	10.00	0.10	(1.78)	(1.68)	-	-

ARTISAN INTERNATIONAL FUND
Investor Shares
3/31/2010	(7)	$20.16	$(0.01)	$0.24	$0.23	$(0.25)	$-
9/30/2009		20.34	0.23	0.48	0.71	(0.19)	(0.70)
9/30/2008		33.75	0.36	(9.10)	(8.74)	(0.20)	(4.47)
9/30/2007		28.75	0.31	7.45	7.76	(0.43)	(2.33)
9/30/2006		24.40	0.18	4.58	4.76	(0.41)	-
9/30/2005		19.33	0.21	4.98	5.19	(0.12)	-

ARTISAN INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2010	(7)	$16.66	$(0.05)	$0.56	$0.51	$(0.12)	$-
9/30/2009		14.28	0.12	2.62	2.74	(0.16)	(0.20)
9/30/2008		26.96	0.21	(9.26)	(9.05)	(0.20)	(3.43)
9/30/2007		22.77	0.11	8.54	8.65	(0.70)	(3.76)
9/30/2006		20.86	0.09	3.90	3.99	(0.20)	(1.88)
9/30/2005		16.40	0.19	6.16	6.35	(0.12)	(1.77)

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Global Equity Investor Shares	3/31/2010	14.43%	(14.43)%
Global Value Investor Shares	3/31/2010	1.89%	0.19%
	9/30/2009	2.16%	0.45%
	9/30/2008	3.53%	(0.70)%

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$-	$9.98	(0.30)%	$7.9	1.50%	(1.50)%	0.00%

$(0.20)	$9.25	9.56%	$32.5	1.50%	0.58%	17.48%
(0.05)	8.64	4.65	28.6	1.50	1.11	56.57
-	8.32	(16.80)	9.6	1.44	1.39	42.27

$(0.25)	$20.14	1.11%	$7,898.5	1.22%	(0.06)%	36.53%
(0.89)	20.16	5.00	7,715.1	1.22	1.47	82.38
(4.67)	20.34	(29.99)	8,760.0	1.22	1.28	54.42
(2.76)	33.75	28.69	12,810.0	1.21	1.01	66.30
(0.41)	28.75	19.84	9,801.9	1.20	0.66	57.80
(0.12)	24.40	26.97	7,686.9	1.19	0.94	56.15

$(0.12)	$17.05	3.05%	$789.3	1.49%	(0.58)%	34.17%
(0.36)	16.66	20.59	695.8	1.50	0.99	58.42
(3.63)	14.28	(38.44)	732.4	1.51	0.96	42.80
(4.46)	26.96	43.10	1,356.0	1.52	0.45	49.85
(2.08)	22.77	21.63	939.8	1.53	0.41	62.21
(1.89)	20.86	42.13	781.1	1.53	1.03	57.25

(5)	Unaudited. For the period from commencement of operations (March 29, 2010) through March 31, 2010.
(6)	Amount is between $0.005 and $(0.005) per share.
(7)	Unaudited. For the six months ended March 31, 2010.
(8)	For the period from commencement of operations (December 10, 2007) through September 30, 2008.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN INTERNATIONAL VALUE FUND
Investor Shares
3/31/2010	(5)	$22.83	$0.13	$1.52	$1.65	$(0.42)	$-
9/30/2009		21.20	0.17	1.67	1.84	(0.21)	-
9/30/2008		28.49	0.45	(5.56)	(5.11)	(0.51)	(1.67)
9/30/2007		26.71	0.38	3.12	3.50	(0.44)	(1.28)
9/30/2006		22.38	0.53	4.87	5.40	(0.47)	(0.60)
9/30/2005		18.54	0.28	3.88	4.16	(0.11)	(0.21)

ARTISAN MID CAP FUND
Investor Shares
3/31/2010	(5)	$24.28	$(0.10)	$3.03	$2.93	$-	$-
9/30/2009		24.08	(0.11)	0.59	0.48	-	(0.28)
9/30/2008		37.06	(0.22)	(6.86)	(7.08)	-	(5.90)
9/30/2007		31.77	(0.24)	9.00	8.76	-	(3.47)
9/30/2006		30.84	(0.17)	2.43	2.26	-	(1.33)
9/30/2005		26.13	(0.18)	4.89	4.71	-	-

ARTISAN MID CAP VALUE FUND
Investor Shares
3/31/2010	(5)	$16.85	$0.06	$1.71	$1.77	$(0.07)	$-
9/30/2009		17.01	0.08	(0.10)	(0.02)	(0.02)	(0.12)
9/30/2008		21.70	0.03	(2.31)	(2.28)	(0.08)	(2.33)
9/30/2007		19.87	0.09	2.98	3.07	(0.06)	(1.18)
9/30/2006		19.60	0.06	1.04	1.10	(0.01)	(0.82)
9/30/2005		15.55	(0.01)	4.36	4.35	- (6)	(0.30)

ARTISAN OPPORTUNISTIC GROWTH FUND
Investor Shares
3/31/2010	(5)	$9.14	$(0.05)	$1.05	$1.00	$-	$-
9/30/2009		9.32	(0.05)	(0.13)	(0.18)	-	-
9/30/2008	(6)	10.00	- (7)	(0.68)	(0.68)	-	-

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Opportunistic Growth Investor Shares	3/31/2010	1.55%	(1.09)%
	9/30/2009	2.24%	(1.36)%
	9/30/2008	48.41%	(47.60)%

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$(0.42)	$24.06	7.35%	$2,291.1	1.20%	1.09%	10.57%
(0.21)	22.83	8.95	1,739.5	1.25	0.95	55.49
(2.18)	21.20	(19.10)	1,029.4	1.23	1.83	44.72
(1.72)	28.49	13.28	1,594.7	1.23	1.34	45.60
(1.07)	26.71	25.38	1,312.6	1.25	2.18	42.52
(0.32)	22.38	22.71	601.2	1.31	1.33	53.15

$-	$27.21	12.07%	$4,202.1	1.21%	(0.80)%	32.42%
(0.28)	24.28	2.47	3,688.6	1.23	(0.57)	68.39
(5.90)	24.08	(22.47)	3,732.3	1.24	(0.75)	79.76
(3.47)	37.06	29.83	5,319.3	1.22	(0.73)	71.04
(1.33)	31.77	7.42	4,571.9	1.18	(0.55)	73.59
-	30.84	18.06	4,874.0	1.18	(0.63)	83.00

$(0.07)	$18.55	10.50%	$5,778.3	1.20%	0.74%	21.06%
(0.14)	16.85	0.21	4,628.0	1.21	0.62	53.84
(2.41)	17.01	(11.16)	3,231.5	1.21	0.18	69.77
(1.24)	21.70	15.88	3,420.7	1.20	0.41	53.62
(0.83)	19.87	5.87	2,643.3	1.20	0.33	47.73
(0.30)	19.60	28.42	2,771.2	1.22	(0.04)	51.60

$-	$10.14	10.94%	$64.1	1.50%	(1.04)%	39.58%
-	9.14	(1.93)	45.6	1.47	(0.59)	101.01
-	9.32	(6.80)	5.7	1.50	(0.69)	3.05

(5)	Unaudited. For the six months ended March 31, 2010.
(6)	For the period from commencement of operations (September 22, 2008) through September 30, 2008.
(7)	Amount is between $0.005 and $(0.005) per share.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Tax Return of Capital

ARTISAN OPPORTUNISTIC VALUE FUND
Investor Shares
3/31/2010	(5)	$8.12	$0.04	$0.97	$1.01	$(0.04)	$-
9/30/2009		8.58	0.06	(0.44)	(0.38)	(0.08)	-
9/30/2008		12.22	0.08	(2.70)	(2.62)	(0.14)	(0.88)
9/30/2007		10.41	0.20	1.73	1.93	(0.03)	(0.09)
9/30/2006	(6)	10.00	0.03	0.38	0.41	-	-

ARTISAN SMALL CAP FUND
Investor Shares
3/31/2010	(5)	$12.88	$(0.04)	$1.19	$1.15	$-	$-	$-
9/30/2009		13.13	(0.05)	(0.18)	(0.23)	-	-	(0.02)
9/30/2008		19.89	(0.09)	(4.82)	(4.91)	-	(1.85)	-
9/30/2007		17.51	(0.13)	2.87	2.74	-	(0.36)	-
9/30/2006		17.95	(0.13)	0.26	0.13	-	(0.57)	-
9/30/2005		15.12	(0.13)	3.49	3.36	-	(0.53)	-

ARTISAN SMALL CAP VALUE FUND
Investor Shares
3/31/2010	(5)	$13.56	$- (7)	$1.62	$1.62	$(0.02)	$-	$-
9/30/2009		13.93	0.02	(0.07)	(0.05)	-	(0.32)	-
9/30/2008		18.13	(0.02)	(1.09)	(1.11)	-	(3.09)	-
9/30/2007		19.17	(0.01)	1.44	1.43	-	(2.47)	-
9/30/2006		19.51	(0.02)	2.00	1.98	-	(2.32)	-
9/30/2005		17.63	(0.03)	3.69	3.66	-	(1.78)	-

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Opportunistic Value Investor Shares	9/30/2006	1.64%	0.39%

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$(0.04)	$9.09	12.41%	$253.2	1.27%	0.85%	41.45%
(0.08)	8.12	(4.10)	181.1	1.32	0.84	85.44
(1.02)	8.58	(22.88)	230.3	1.23	0.77	99.24
(0.12)	12.22	18.65	278.7	1.24	1.71	50.79
-	10.41	4.10	75.0	1.49	0.55	34.07

$-	$14.03	8.93%	$387.6	1.26%	(0.59)%	29.29%
(0.02)	12.88	(1.73)	437.0	1.26	(0.47)	80.51
(1.85)	13.13	(26.64)	587.1	1.22	(0.58)	96.90
(0.36)	19.89	15.84	1,151.5	1.18	(0.70)	74.32
(0.57)	17.51	0.74	1,263.8	1.15	(0.70)	101.98
(0.53)	17.95	22.64	1,103.3	1.18	(0.80)	78.60

$(0.02)	$15.16	11.93%	$2,573.5	1.21%	0.06%	19.16%
(0.32)	13.56	0.46	2,156.5	1.22	0.20	63.05
(3.09)	13.93	(5.77)	1,902.1	1.20	(0.16)	75.49
(2.47)	18.13	7.48	2,151.2	1.19	(0.03)	72.38
(2.32)	19.17	11.40	2,039.5	1.17	(0.09)	58.88
(1.78)	19.51	22.42	1,720.9	1.18	(0.16)	56.03

(5)	Unaudited. For the six months ended March 31, 2010.
(6)	For the period from commencement of operations (March 27, 2006) through September 30, 2006.
(7)	Amount is between $0.005 and $(0.005) per share.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Notes to Financial Statements – March 31, 2010 (Unaudited)

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Artisan Funds is a series comprised of twelve open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are covered by this report:

Fund Name	Inception Date
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)	March 29, 2010
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)	December 10, 2007
Artisan International Fund (“International Fund” or “International”)	December 28, 1995
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001
Artisan Opportunistic Growth Fund (“Opportunistic Growth Fund” or “Opportunistic Growth”)	September 22, 2008
Artisan Opportunistic Value Fund (“Opportunistic Value Fund” or “Opportunistic Value”)	March 27, 2006
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)	September 29, 1997

Each Fund’s investment objective is to seek long-term capital growth. Each Fund has offered shares of capital stock of the class designated Investor Shares since the commencement of its operations. International Fund, International Value Fund and Mid Cap Fund began offering Institutional Shares on July 1, 1997, October 1, 2006 and July 1, 2000, respectively. Institutional Shares are sold to institutional investors meeting certain minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

Each Fund is managed by Artisan Partners Limited Partnership (the “Adviser”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Global Equity Fund is subadvised by Artisan Partners UK LLP (“Artisan UK”). A wholly-owned subsidiary of Artisan Holdings is the founding member of Artisan UK.

Artisan Emerging Markets Fund, also a series of Artisan Funds, Inc., commenced operations on June 26, 2006 and has offered Institutional Shares since inception. It began offering Advisor shares on June 2, 2008. The financial statements of both classes of Artisan Emerging Markets Fund are presented in separate reports.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market and over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Global Equity Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Opportunistic Growth Fund and Opportunistic Value Fund had the ability to invest, and did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

(b)

Fair value measurements – Under generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments, based on the inputs used to determine their fair values as of March 31, 2010:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Equity
Equity Securities(1)
Americas	$2,552,044	$-	-	$2,552,044
Emerging Markets	1,007,585	37,931	-	1,045,516
Europe	2,832,909	-	-	2,832,909
Pacific Basin	911,427	-	-	911,427
Repurchase Agreements	-	7,082,000	-	7,082,000
Total	$7,303,965	$7,119,931	-	$14,423,896
Global Value
Equity Securities(1)
Americas	$14,780,756	$-	-	$14,780,756
Emerging Markets	-	-	-	-
Europe	13,304,081	483,599	-	13,787,680
Pacific Basin	2,378,220	-	-	2,378,220
Repurchase Agreements	-	1,750,000	-	1,750,000
Total	$30,463,057	$2,233,599	-	$32,696,656
International
Equity Securities(1)
Americas	$751,464,191	$-	-	$751,464,191
Emerging Markets	1,317,290,822	-	-	1,317,290,822
Europe	6,722,712,543	-	-	6,722,712,543
Pacific Basin	1,446,024,909	-	-	1,446,024,909
Repurchase Agreements	-	102,820,000	-	102,820,000
Total	$10,237,492,465	$102,820,000	-	$10,340,312,465

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Small Cap
Equity Securities(1)
Americas	$25,346,430	$-	-	$25,346,430
Emerging Markets	168,419,207	11,321,283	-	179,740,490
Europe	446,357,715	-	-	446,357,715
Pacific Basin	103,447,504	-	-	103,447,504
Repurchase Agreements	-	8,568,000	-	8,568,000
Total	$743,570,856	$19,889,283	-	$763,460,139
International Value
Equity Securities(1)
Americas	$387,929,981	$-	-	$387,929,981
Emerging Markets	16,492,682	-	-	16,492,682
Europe	1,774,267,419	64,270,765	-	1,838,538,184
Pacific Basin	325,915,788	-	-	325,915,788
Repurchase Agreements	-	186,854,000	-	186,854,000
Total	$2,504,605,870	$251,124,765	-	$2,755,730,635
Mid Cap
Equity Securities(1)	$4,588,011,799	-	-	$4,588,011,799
Repurchase Agreements	-	$113,520,000	-	113,520,000
Total	$4,588,011,799	$113,520,000	-	$4,701,531,799
Mid Cap Value
Equity Securities(1)	$5,463,357,340	$-	-	$5,463,357,340
Repurchase Agreements	-	279,329,000	-	279,329,000
Total	$5,463,357,340	$279,329,000	-	$5,742,686,340
Opportunistic Growth Fund
Equity Securities(1)	$60,250,506	-	-	$60,250,506
Repurchase Agreements	-	$3,906,000	-	3,906,000
Total	$60,250,506	$3,906,000	-	$64,156,506
Opportunistic Value Fund
Equity Securities(1)	$240,502,096	-	-	$240,502,096
Repurchase Agreements	-	$9,677,000	-	9,677,000
Total	$240,502,096	$9,677,000	-	$250,179,096
Small Cap Fund
Equity Securities(1)	$373,663,360	-	-	$373,663,360
Repurchase Agreements	-	$12,718,000	-	12,718,000
Total	$373,663,360	$12,718,000	-	$386,381,360
Small Cap Value Fund
Equity Securities (1)	$2,434,171,883	-	-	$2,434,171,883
Repurchase Agreements	-	$135,058,000	-	135,058,000
Total	$2,434,171,883	$135,058,000	-	$2,569,229,883

(1)See Fund’s Schedule of Investments for sector or country classifications.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(c)	Income taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all open tax years and have concluded that as of March 31, 2010, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Funds may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Payable for withholding taxes” on the accompanying Statements of Assets and Liabilities.

(d)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency forward contracts to hedge the foreign currency exposure on open payables and receivables. These foreign currency forward contracts, or spot contracts, generally settle within two business days. The Funds also may enter into foreign currency forward contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities, although they generally do not do so. Foreign currency forward contracts were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Funds could be exposed to loss if the counterparties fail to perform under these contracts.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(g)	Depositary receipts – Each of the Funds may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Securities lending – Each of the Funds may enter into securities lending transactions secured by collateral in the form of U.S. Government securities at least equal to, at all times, the fair value of the securities loaned. Any such collateral will be held in a custody account maintained by State Street Bank and Trust Company, the Funds’ custodian. When securities are on loan, the Fund does not receive dividends on the securities loaned, but receives compensation from the borrower in lieu of such dividends. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the applicable Fund. In entering into securities lending arrangements, the Fund takes the risk that the borrower may not provide additional collateral when required or return the securities when due or, if the borrower defaults, the Fund may experience delays in selling collateral or the collateral may not be sufficient to cover the value of securities lent. There were no securities on loan during the six months ended March 31, 2010.

(i)	Equity-linked participation certificates – Global Equity Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Opportunistic Growth Fund, and Opportunistic Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution.

(j)

Transfer agent fees – Each Fund paid fees to, and reimbursed expenses of, the Funds’ transfer agent. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

“authorized agents”) to accept purchase, exchange and redemption orders for Investor Shares on the Funds’ behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. The fee was either based on the number of accounts to which the intermediary provided such services, or was a percentage, as of March 31, 2010 up to 0.40% annually, of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred was paid by the Adviser. The Funds’ expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the six months ended March 31, 2010:

	Six Months Ended 3/31/10
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Global Equity - Investor Shares(1)	$481	$214	$695
Global Value - Investor Shares	28,039	32,070	60,109
International - Investor Shares	296,710	8,091,670	8,388,380
International - Institutional Shares	11,527	-	11,527
International Small Cap - Investor Shares	37,571	506,951	544,522
International Value - Investor Shares	61,163	1,858,283	1,919,446
International Value - Institutional Shares	9,271	-	9,271
Mid Cap - Investor Shares	74,108	4,640,427	4,714,535
Mid Cap - Institutional Shares	9,177	-	9,177
Mid Cap Value - Investor Shares	239,407	5,686,909	5,926,316
Opportunistic Growth - Investor Shares	33,584	63,401	97,254
Opportunistic Value - Investor Shares	39,680	250,217	289,897
Small Cap - Investor Shares	51,262	320,156	371,418
Small Cap Value - Investor Shares	45,536	2,528,464	2,574,000

(1)For the period of commencement of operations (March 29, 2010) through March 31, 2010.

(k)	Commission recapture – Each of the Funds had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations as follows:

Global Equity(1)	$–
Global Value	89
International	–
International Small Cap	765

(1)	For the period of commencement of operations (March 29, 2010) through March 31, 2010.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

International Value	$23,579
Mid Cap	146,912
Mid Cap Value	221,814
Opportunistic Growth	3,931
Opportunistic Value	12,730
Small Cap	30,803
Small Cap Value	97,402

(l)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(m)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Funds.

(n)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Global Equity Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund (with the exception of Global Equity Fund, Global Value Fund, International Fund, International Small Cap Fund, Opportunistic Growth Fund, and Opportunistic Value Fund) pays a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Global Equity Fund and Global Value Fund pay a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Fund pays a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund pays a monthly management fee to the Adviser at an annual rate of 1.250% of average daily net assets.

Opportunistic Growth Fund and Opportunistic Value Fund pay a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

The Adviser has contractually agreed to waive its management fee, and to the extent that fee waiver is insufficient, to reimburse Global Equity Fund, Global Value Fund, and Opportunistic Growth Fund for any ordinary operating expenses in an amount sufficient to cause the Fund’s ordinary operating expenses, including the management fee, to be not more than 1.50% of average daily net assets, annually. For the period ended March 31, 2010, the Adviser paid operating expenses on behalf of Global Equity Fund, Global Value Fund, and Opportunistic Growth Fund. Global Equity Fund, Global Value Fund, and Opportunistic Growth Fund reimburse the Adviser annually for operating expenses paid on their behalf up

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

to 1.50% of average daily net assets, annually. The amount of operating expenses owed to the Adviser is included in payable for advisory fees and payable for operating expenses on the Statements of Assets and Liabilities for Global Equity Fund, Global Value Fund, and Opportunistic Growth Fund.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds.

Prior to April 1, 2010, each director who was not an affiliated person of the Adviser received an annual retainer of $170,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increases by $10,000 with each new series of Artisan Funds. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. Effective April 1, 2010, each director who was not an affiliated person of Artisan Funds or the Adviser received an annual retainer of $180,000, payable quarterly, due to the commencement of operations of Global Equity Fund. The other additional annual retainer fees were unchanged. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of Artisan Funds as selected by the individual directors. Each Fund purchased shares of Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds were paid by the Adviser.

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2010, under which each Fund may borrow up to the lesser of (a) $75 million or (b) the lesser of (i) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less liabilities and the value of any assets pledged to anyone other than SSB, (after giving effect to the loan) or (ii) the maximum amount the Fund may borrow under the Investment Company Act of 1940, the limitations included in the Fund’s prospectus, or any limit or restriction under any law or regulation to which the Fund was subject or any agreement to which the Fund or Artisan Funds is a party; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line of credit and interest was charged on any borrowings at the current Federal Funds rate plus

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.25%. SSB has agreed to waive 0.05% of the commitment fee by reducing the Funds’ custody expenses until August 2010. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2010, there were no borrowings under the line of credit for Global Equity Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Opportunistic Growth Fund, Opportunistic Value Fund, or Small Cap Value Fund. During the six months ended March 31, 2010, Small Cap Fund paid interest of $1,555 on maximum borrowings of $6,680,325.

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2010 were as follows:

Fund	Security Purchases	Security Sales
Global Equity(1)	$7,357,526	$-
Global Value	5,762,392	4,982,209
International	3,629,731,630	4,003,688,236
International Small Cap	294,592,244	243,598,248
International Value	813,576,243	226,483,794
Mid Cap	1,411,976,448	1,335,292,380
Mid Cap Value	1,746,464,182	1,014,610,854
Opportunistic Growth	31,891,728	19,786,651
Opportunistic Value	124,614,979	83,624,989
Small Cap	109,348,814	187,583,604
Small Cap Value	648,392,628	415,866,327

(1)	For the period of commencement of operations (March 29, 2010) through March 31, 2010.

(6)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the six months ended March 31, 2010. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the six months ended March 31, 2010.

		As of 9/30/09					As of 3/31/10
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
Global Value	Arch Capital Group Ltd.(2)(3)	13,901	$28,796	$34,134	$(25)	$-	13,821	$1,053,851
	Total(4)		$28,796	$34,134	$(25)	$-		$1,053,851

See notes on page 91.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/09					As of 3/31/10
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
International Value
	Arch Capital Group Ltd.(2)(3)	1,276,234	$15,503,884	$2,666,744	$70,505	$-	1,465,031	$111,708,614
	Total(4)		$15,503,884	$2,666,744	$70,505	$-		$111,708,614
Mid Cap
	athenahealth, Inc.(2)(3)	833,900	$38,205,101	$-	$-	$-	1,772,200	$64,791,632
	Total(4)		$38,205,101	$-	$-	$-		$64,791,632
Mid Cap Value
	Acuity Brands, Inc.	2,418,315	$10,981,976	$23,680,220	$(745,631)	$644,076	2,169,215	$91,562,565
	Alleghany Corporation(3)	475,576	8,070,608	-	-	-	516,402	150,169,562
	Arch Capital Group Ltd.(2)(3)	1,414,873	12,475,627	-	-	-	1,592,873	121,456,566
	Ingram Micro Inc., Class A(2)(3)	6,496,000	28,639,143	-	-	-	8,139,400	142,846,470
	Ryder System, Inc.(2)	1,844,300	11,566,423	-	-	1,003,025	2,141,400	83,000,664
	Total(4)		$71,733,777	$23,680,220	$(745,631)	$1,647,101		$589,035,827
Opportunistic Value
	Arch Capital Group Ltd.(2)(3)	69,700	$3,157,113	$-	$-	$-	114,500	$8,730,625
	Ingram Micro Inc., Class A(2)(3)	360,500	1,457,668	-	-	-	441,800	7,753,590
	Total(4)		$4,614,781	$-	$-	$-		$16,484,215
Small Cap
	Astec Industries, Inc.(2)(3)(5)	140,900	$-	$3,705,424	$(176,209)	$-	-	$-
	athenahealth, Inc.(2)(3)	110,800	4,974,841	1,106,111	82,892	-	212,300	7,761,688
	Total(4)		$4,974,841	$4,811,535	$(93,317)	$-		$7,761,688
Small Cap Value
	Actel Corporation(2)(3)	1,305,900	$5,847,682	$-	$-	$-	1,810,400	$25,074,040
	Acuity Brands, Inc.	897,200	1,266,748	8,720,434	(1,120,748)	231,179	748,000	31,573,080
	AMN Healthcare Services, Inc.(3)	2,231,300	1,804,614	-	-	-	2,438,900	21,462,320
	Astec Industries, Inc.(2)(3)	668,100	13,548,902	-	-	-	1,203,800	34,862,048
	Comfort Systems USA, Inc.(2)	1,700,600	9,012,718	-	-	234,385	2,481,900	30,998,931
	Cross Country Healthcare, Inc.(3)	2,147,700	1,769,407	2,530,715	(1,081,373)	-	2,199,100	22,232,901
	Diamond Management & Technology Consultants, Inc.(5)	1,658,000	-	7,666,858	(1,061,012)	165,270	771,600	6,057,060
	Hudson Highland Group, Inc.(2)(3)(5)	1,220,200	895,359	-	-	-	1,427,700	6,281,880
	Manhattan Associates, Inc.(3)	1,503,300	2,746,944	813,153	(50,670)	-	1,585,100	40,388,348
	Medical Staffing Network Holdings, Inc.(3)(5)	1,577,900	-	548,293	(520,564)	-	1,508,600	211,204
	Orbotech, Ltd.(3)	2,243,779	1,937,003	-	-	-	2,440,479	26,430,388
	Quanex Building Products Corporation(5)	2,030,475	1,522,225	10,766,941	73,421	89,384	1,473,975	24,364,807
	RadiSys Corporation(3)	1,294,500	2,705,816	-	-	-	1,614,600	14,466,816

See notes on page 91.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/09					As of 3/31/10
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
	Rudolph Technologies, Inc.(3)	1,922,600	1,411,566	-	-	-	2,128,400	18,240,388
	Ryder System, Inc.(2)	482,500	10,524,237	2,586,873	1,551,781	270,125	687,200	26,635,872
	School Specialty, Inc.(2)(3)	851,600	17,224,467	-	-	-	1,613,600	36,644,856
	Seahawk Drilling, Inc.(2)(3)	366,100	10,313,737	-	-	-	806,500	15,202,525
	Stewart Information Services Corporation	1,120,678	432,975	-	-	58,089	1,161,778	16,032,536
	Ultra Clean Holdings, Inc.(3)	1,455,900	902,111	-	-	-	1,594,444	13,584,663
	Ultratech, Inc.(3)	1,434,300	4,072,127	-	-	-	1,736,200	23,612,320
	Total(4)		$87,938,638	$33,633,267	$(2,209,165)	$1,048,432		$397,442,032

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was not an affiliate as of September 30, 2009.
(3)	Non-income producing security.
(4)	Total value as of March 31, 2010 is presented for only those issuers that were affiliates as of March 31, 2010.
(5)	Issuer was no longer an affiliate as of March 31, 2010.

(7)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2010 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Global Equity	$14,439,526	$35,786	$(51,416)	$(15,630)
Global Value	26,579,006	6,302,597	(184,947)	6,117,650
International	9,007,443,552	1,623,414,514	(290,545,601)	1,332,868,913
International Small Cap	634,761,983	163,399,563	(34,701,407)	128,698,156
International Value	2,456,647,044	323,685,505	(24,601,914)	299,083,591
Mid Cap	3,566,976,802	1,209,502,280	(74,947,283)	1,134,554,997
Mid Cap Value	5,146,976,865	688,603,427	(92,893,952)	595,709,475
Opportunistic Growth	52,648,150	11,657,135	(148,779)	11,508,356
Opportunistic Value	229,226,001	24,116,218	(3,163,123)	20,953,095
Small Cap	295,299,102	98,270,650	(7,188,392)	91,082,258
Small Cap Value	2,378,496,023	351,424,998	(160,691,138)	190,733,860

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2010 and the year ended September 30, 2009 was as follows:

	Six Months Ended 3/31/10		Year Ended 9/30/09
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Tax Return of Capital Distributions
Global Equity(1)	$-	$-	NA	NA	NA
Global Value	689,211	-	$120,537	$-	$-
International	129,087,749	-	168,596,974	318,081,129	-
International Small Cap	4,971,337	-	8,262,565	6,812,109	-
International Value	42,229,227	-	12,538,190	-	-
Mid Cap	-	-	-	46,112,826	-
Mid Cap Value	19,093,720	-	4,665,242	23,959,223	-
Opportunistic Growth	-	-	-	-	-
Opportunistic Value	840,245	-	2,058,250	-	-
Small Cap	-	-	-	-	665,408
Small Cap Value	2,598,102	-	19,312	41,854,263	-

(1)	For the period of commencement of operations (March 29, 2010) through March 31, 2010.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that may differ from U.S. generally accepted accounting principles. These differences were due to differing treatments for items such as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and post-October losses. Gains on redemptions-in-kind for International Fund of $123,107,002 were included in net realized gain (loss) on investments in the Statement of Operations for the period ended March 31, 2010, and were not recognized for Federal income tax purposes.

Additional tax information as of and for the year ended September 30, 2009 follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Post-October Losses
Global Value	$689,180	$-	$1,454,259
International	129,070,165	-	1,743,954,947
International Small Cap	4,969,618	-	91,175,656
International Value	40,471,520	-	100,777,481
Mid Cap	-	-	623,684,822
Mid Cap Value	19,078,639	-	293,694,457
Opportunistic Growth	-	-	388,671
Opportunistic Value	341,609	-	58,295,184
Small Cap	-	-	178,632,090
Small Cap Value	2,582,903	-	107,261,562

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

As of September 30, 2009, the Funds had capital loss carryovers as follows:

	Net Capital Loss Carryover	Expiration
Global Value	$237,042	2017
International	846,687,411	2017
International Small Cap	42,384,176	2017
International Value	21,273,231	2017
Mid Cap	133,629,309	2017
Mid Cap Value	63,364,689	2017
Opportunistic Growth	199,888	2017
Opportunistic Value	35,503,974	2017
Small Cap	89,964,498	2017
Small Cap Value	22,928,816	2017

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(8)	Fund share activities:

Capital share transactions for the Funds were as follows:

	GLOBAL EQUITY	GLOBAL VALUE	INTERNATIONAL		INTERNATIONAL SMALL CAP
Six Months ended March 31, 2010	Investor Shares(1)	Investor Shares	Investor Shares	Institutional Shares	Investor Shares
Proceeds from shares issued	$7,880,362	$4,409,698	$1,037,740,753	$103,802,798	$146,936,574
Net asset value of shares issued in reinvestment of dividends and distributions	-	681,070	85,906,490	32,932,785	4,715,018
Cost of shares redeemed(2)	-	(3,352,704)	(931,452,819)	(585,731,040)	(74,030,308)

Net increase (decrease) from fund share transactions	$7,880,362	$1,738,064	$192,194,424	$(448,995,457)	$77,621,284

Shares sold	788,087	496,086	51,491,302	5,174,340	8,601,053
Shares issued in reinvestment of dividends and distributions	-	78,194	4,233,932	1,614,352	280,489
Shares redeemed	-	(377,660)	(46,322,952)	(29,485,317)	(4,370,733)

Net increase (decrease) in capital shares	788,087	196,620	9,402,282	(22,696,625)	4,510,809

		GLOBAL VALUE	INTERNATIONAL		INTERNATIONAL SMALL CAP
Year ended September 30, 2009		Investor Shares	Investor Shares	Institutional Shares	Investor Shares
Proceeds from shares issued		$19,624,420	$1,592,516,571	$172,950,986	$176,434,127
Net asset value of shares issued in reinvestment of dividends and distributions		119,040	331,783,610	136,080,351	14,306,941
Cost of shares redeemed(2)		(5,362,265)	(2,620,368,565)	(433,419,290)	(292,920,541)

Net increase (decrease) from fund share transactions		$14,381,195	$(696,068,384)	$(124,387,953)	$(102,179,473)

Shares sold		2,913,263	102,961,075	11,471,176	14,930,821
Shares issued in reinvestment of dividends and distributions		17,454	22,089,455	9,017,916	1,308,961
Shares redeemed		(767,349)	(173,003,712)	(25,335,842)	(25,771,244)

Net increase (decrease) in capital shares		2,163,368	(47,953,182)	(4,846,750)	(9,531,462)

(1)	For the period from commencement of operations (March 29, 2010) through March 31, 2010.
(2)	Net of redemption fees of:

Fund	3/31/2010	9/30/2009
Global Value - Investor Shares	$2,275	$9,174
International - Investor Shares	217,212	940,168
International - Institutional Shares	68,776	357,772
International Small Cap - Investor Shares	14,751	84,469

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL VALUE		MID CAP		MID CAP VALUE
Six Months ended March 31, 2010	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares	Investor Shares
Proceeds from shares issued	$583,014,527	$187,486,944	$470,150,921	$3,251,910	$1,093,501,110
Net asset value of shares issued in reinvestment of dividends and distributions	31,364,232	5,318,821	-	-	17,787,983
Cost of shares redeemed(1)	(173,348,008)	(6,105,831)	(401,707,626)	(20,978,336)	(458,904,337)

Net increase (decrease) from fund share transactions	$441,030,751	$186,699,934	$68,443,295	$(17,726,426)	$652,384,756

Shares sold	25,120,456	8,066,804	18,596,494	126,721	61,782,652
Shares issued in reinvestment of dividends and distributions	1,378,042	233,794	-	-	1,003,270
Shares redeemed	(7,487,022)	(262,767)	(16,061,242)	(800,348)	(26,021,979)

Net increase (decrease) in capital shares	19,011,476	8,037,831	2,535,252	(673,627)	36,763,943

	INTERNATIONAL VALUE		MID CAP		MID CAP VALUE
Year ended September 30, 2009	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares	Investor Shares
Proceeds from shares issued	$998,478,418	$89,768,173	$736,881,835	$40,963,051	$2,001,278,772
Net asset value of shares issued in reinvestment of dividends and distributions	9,494,289	1,837,654	40,618,187	5,181,307	27,732,642
Cost of shares redeemed(1)	(442,674,211)	(22,279,861)	(787,631,410)	(121,601,275)	(836,787,242)

Net increase (decrease) from fund share transactions	$565,298,496	$69,325,966	$(10,131,388)	$(75,456,917)	$1,192,224,172

Shares sold	52,470,821	4,662,123	38,015,250	2,178,933	146,741,963
Shares issued in reinvestment of dividends and distributions	527,754	102,319	2,392,119	297,093	2,180,239
Shares redeemed	(25,344,403)	(1,262,697)	(43,513,929)	(6,036,669)	(64,200,797)

Net increase (decrease) in capital shares	27,654,172	3,501,745	(3,106,560)	(3,560,643)	84,721,405

(1)	Net of redemption fees of:

Fund	3/31/2010	9/30/2009
International Value - Investor Shares	$124,861	$604,391
International Value - Institutional Shares	24,273	107,009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	OPPORTUNISTIC GROWTH	OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE
Six Months ended March 31, 2010	Investor Shares	Investor Shares	Investor Shares	Investor Shares
Proceeds from shares issued	$19,651,603	$69,244,072	$54,968,500	$376,077,067
Net asset value of shares issued in reinvestment of dividends and distributions	-	811,247	-	2,473,612
Cost of shares redeemed(1)	(6,849,004)	(21,629,560)	(137,396,176)	(227,079,145)

Net increase (decrease) from fund share transactions	$12,802,599	$48,425,759	$(82,427,676)	$151,471,534

Shares sold	2,073,228	7,984,859	4,106,857	26,422,176
Shares issued in reinvestment of dividends and distributions	-	94,772	-	176,813
Shares redeemed	(732,915)	(2,520,978)	(10,412,580)	(15,930,545)

Net increase (decrease) in capital shares	1,340,313	5,558,653	(6,305,723)	10,668,444

	OPPORTUNISTIC GROWTH	OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE
Year ended September 30, 2009	Investor Shares	Investor Shares	Investor Shares	Investor Shares
Proceeds from shares issued	$36,443,180	$77,642,687	$127,203,222	$663,675,871
Net asset value of shares issued in reinvestment of dividends and distributions	-	2,040,180	591,391	41,643,045
Cost of shares redeemed(1)	(3,386,957)	(104,111,914)	(223,553,618)	(428,932,485)

Net increase (decrease) from fund share transactions	$33,056,223	$(24,429,047)	$(95,759,005)	$276,386,431

Shares sold	4,790,702	11,576,435	12,593,776	60,531,651
Shares issued in reinvestment of dividends and distributions	-	322,303	63,659	4,189,441
Shares redeemed	(414,267)	(16,422,436)	(23,451,871)	(42,194,212)

Net increase (decrease) in capital shares	4,376,435	(4,523,698)	(10,794,436)	22,526,880

(1)	Net of redemption fees of:

Fund	3/31/2010	9/30/2009
Opportunistic Growth - Investor Shares	$915	-

(9)	Subsequent Events:

The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2010 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period 10/1/2009-3/31/2010(1)
Artisan Global Equity Fund - Investor Shares(2)
Actual	$1,000.00	$997.00	$0.12
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$0.12
Artisan Global Value Fund - Investor Shares
Actual	$1,000.00	$1,095.60	$7.84
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54
Artisan International Fund - Investor Shares
Actual	$1,000.00	$1,011.10	$6.12
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14

See notes on page 99.

SHAREHOLDER EXPENSE EXAMPLE

	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period 10/1/2009-3/31/2010(1)
Artisan International Small Cap Fund - Investor Shares
Actual	$1,000.00	$1,030.50	$7.54
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49
Artisan International Value Fund - Investor Shares
Actual	$1,000.00	$1,073.50	$6.20
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04
Artisan Mid Cap Fund - Investor Shares
Actual	$1,000.00	$1,120.70	$6.40
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09
Artisan Mid Cap Value Fund - Investor Shares
Actual	$1,000.00	$1,105.00	$6.30
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04
Artisan Opportunistic Growth Fund - Investor Shares
Actual	$1,000.00	$1,109.40	$7.89
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54
Artisan Opportunistic Value Fund - Investor Shares
Actual	$1,000.00	$1,124.10	$6.73
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.39
Artisan Small Cap Fund - Investor Shares
Actual	$1,000.00	$1,089.30	$6.56
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.34
Artisan Small Cap Value Fund - Investor Shares
Actual	$1,000.00	$1,119.30	$6.39
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09

See notes on page 99.

SHAREHOLDER EXPENSE EXAMPLE

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended March 31, 2010 (shown below), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended March 31, 2010
Artisan Global Equity Fund - Investor Shares(a)(b)	1.50%
Artisan Global Value Fund - Investor Shares(b)	1.50%
Artisan International Fund - Investor Shares	1.22%
Artisan International Small Cap Fund - Investor Shares	1.49%
Artisan International Value Fund - Investor Shares	1.20%
Artisan Mid Cap Fund - Investor Shares	1.21%
Artisan Mid Cap Value Fund - Investor Shares	1.20%
Artisan Opportunistic Growth Fund - Investor Shares(b)	1.50%
Artisan Opportunistic Value Fund - Investor Shares	1.27%
Artisan Small Cap Fund - Investor Shares	1.26%
Artisan Small Cap Value Fund - Investor Shares	1.21%

(a)	For the period from commencement of operations (March 29, 2010) through March 31, 2010.
(b)	The annualized ratio of expenses to average net assets excludes expenses waived or paid by the Adviser.

(2)

The account value and the expenses paid for Global Equity Fund have been presented for the period from commencement of operations (March 29, 2010) through March 31, 2010. Assuming a six month period, the actual account value as of March 31, 2010 and the expenses paid during period 10/1/2009- 3/31/2010 would have been as follows:

	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period 10/1/09-3/31/10
Artisan Global Equity Fund - Investor Shares
Actual	$1,000.00	$997.00	$7.47
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“Artisan Partners”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to investment advisory agreements dated May 10, 2006 (Emerging Markets Fund); August 9, 2007 (Global Value Fund); December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); May 15, 2008 (Opportunistic Growth Fund); February 9, 2006 (Opportunistic Value Fund); March 27, 1995 (Small Cap Fund); and August 20, 1997 (Small Cap Value Fund) (each, an “Advisory Agreement” and together, the “Advisory Agreements”). Artisan Partners, a Delaware limited partnership, is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Investment Corporation, a Wisconsin corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on October 29, 2009 (the “Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2009 through November 30, 2010. The primary purpose of the Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

Prior to the Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors in response to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ Advisory Agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the Special Meeting concerning the following:

•

Artisan Partners’ personnel and methods, including: Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel through compensation programs and equity participation and Artisan Partners’ assessment of recent hiring and retention experience; the compensation of Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ investment personnel devoted to the Funds; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ advisory personnel;

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; how the services performed by Artisan Partners under each Advisory Agreement differ from: (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies, and restrictions; Artisan Partners’ standard of care; and termination provisions;

•

Each Fund’s short- and long-term investment performance, including comparisons for various time periods with (a) other Artisan Partners client accounts managed in the same investment strategy, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•	Litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations of the Securities and Exchange Commission (the “SEC”);

•	Information regarding fee arrangements, including: a comparison of the Funds’ total expenses and total expense ratios with other mutual funds (taking into account factors

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

bearing on comparability, such as size, account-level charges, and investment objective); the structure of the advisory fees, including the method of computing fees and the frequency of payment of fees; a comparison of the advisory fees charged by Artisan Partners to the Funds with the advisory fees charged by other advisory organizations for managing mutual funds and other accounts, especially funds and accounts having similar investment goals and providing similar service; voluntary or contractual advisory fee limitations or reductions and relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased size; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners for managing other accounts including other mutual funds to which Artisan Partners provides sub-advisory services, with similar investment goals, including an explanation of any material differences, as well as any differences attributable to variations in service levels; information regarding other expenses, including expenses incurred by each of: (a) Artisan Partners, as adviser and administrator, (b) Artisan Distributors LLC, as the principal underwriter and (c) the Funds; custodian, shareholder servicing and transfer agent fees; and information regarding payments to financial intermediaries;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from its relationship with the Funds, in addition to the advisory fees, including receipt of research paid for with commissions and the benefits to Artisan Partners in attracting and retaining other clients; and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution, commissions paid, including commissions by purpose; allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; the execution of portfolio transactions through brokers who sell the Funds’ shares and steps taken to comply with Rule 12b-1(h) under the 1940 Act; and portfolio turnover rates;

•	Artisan Partners’ financial condition and stability and financial arrangements between Artisan Partners and its parent organization;

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenue, expenses and profits in providing services to the Funds on a Fund-by-Fund basis; the assumptions and allocation methodologies utilized for profitability analysis; Artisan Partners’ profit margins; and comparisons with Artisan Partners’ profit margins on other accounts managed by Artisan Partners; and

•

Potential conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the basis of decisions to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; the basis of allocating purchases and sales of the same security, including initial public offerings, among the Funds and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

adviser that has other clients; Artisan Partners’ investments on its own behalf and possible conflicts with the Funds; Artisan Partners’ code of ethics; and Artisan Partners’ proxy voting policies.

On October 29, 2009 and November 11, 2009, the independent directors met separately with their independent counsel to review and discuss relevant information regarding the continuation of the Advisory Agreements and the information presented and discussed at the Special Meeting. The directors concluded their annual Advisory Agreement review at a regularly scheduled meeting on November 12, 2009. At the November 12th meeting, the independent directors and their independent counsel reviewed with the full board the information discussed at the Special Meeting and the November 11th meeting. The directors then considered whether any further discussion or review was necessary, concluding that the Special Meeting and the information reviewed by the independent directors at the November 11th and 12th meetings provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that each of International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term periods. The directors also concluded that each of Emerging Markets Fund, Global Value Fund, Opportunistic Growth Fund and Opportunistic Value Fund had adhered to its investment strategy and performed satisfactorily or better since inception periods. In addition, the directors concluded that, over the long-term, Small Cap Fund had adhered to its investment strategy and that performance was acceptable. Moreover, based on recent changes to the investment management team of Small Cap Fund, the directors concluded that prospects for the performance of that Fund were favorable.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners and the profits realized are reasonable in relation to the nature and quality of services provided and in comparison to (i) the fees charged by mutual funds considered by Lipper, Inc. to be within the same peer category or universe and (ii) the fees charged and the array of services offered to other Artisan clients, including its separate account clients, who have similar investment strategies and objectives, for which it provides few or no services other than portfolio management. The directors concluded that the Funds’ overall expense ratios are competitive and demonstrate Artisan Partners’ history of effective management of the Funds’ business and affairs. The directors also concluded that the shareholders of the Funds (except for International Small Cap Fund and Emerging Markets Fund) have appropriately benefited (or are expected to benefit) from economies of scale under the management fee structures in the Advisory Agreements. It was also concluded that Artisan Partners had not achieved (nor was likely to achieve) economies of scale in the management of International

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Small Cap Fund, because it closed at a small asset level. The directors also concluded that Artisan Partners had appropriately put in place a low initial fee schedule in lieu of breakpoints for Emerging Markets Fund.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2010 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL EQUITY FUND’S ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“APLP”) is responsible for the management of Artisan Global Equity Fund’s (the “Fund”) investment portfolio, the supervision of the Fund’s sub-advisory relationship, and for the overall management of the Fund’s business and affairs pursuant to an investment advisory agreement dated February 9, 2010 (the “Advisory Agreement”). Artisan Partners UK LLP (“Artisan UK,” and collectively with APLP, “Artisan Partners”) serves as the Fund’s investment sub-adviser pursuant to a sub-advisory agreement with APLP dated February 9, 2010 (the “Sub-Advisory Agreement,” and collectively with the Advisory Agreement, the “Advisory Agreements”). Under the terms of the Sub-Advisory Agreement, Artisan UK manages the investment of the Fund’s assets, subject to the general supervision of APLP and Artisan Funds’ board of directors.

APLP, a Delaware limited partnership, is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Investment Corporation, a Wisconsin corporation. APLP was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995. Artisan UK is a limited liability partnership organized under the laws of England and Wales. Artisan UK’s founding partner is Artisan Partners Limited, a private limited company incorporated under the laws of England and Wales. The sole shareholder of Artisan Partners Limited is Artisan Partners Holdings. Artisan UK was founded in December 2009. The principal address of APLP and Artisan UK is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The Advisory Agreements for the Fund must be approved initially (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of the Fund or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the outstanding shares of the Fund. The Advisory Agreement provides that APLP shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the Advisory Agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of APLP in the performance of its duties or from reckless disregard by APLP of its obligations and duties under the Advisory Agreement. The Advisory Agreement provides that APLP is authorized to appoint one or more qualified sub-advisers to assist in the performance of the Advisory Agreement. The Sub-Advisory Agreement provides that Artisan UK shall not be liable for any loss suffered by APLP or the Fund as a consequence of any act or omission of Artisan UK, or of any members, employees or agents of Artisan UK, in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan UK in the performance of its duties or by reason of reckless disregard by Artisan UK of its obligations and duties under the Sub-Advisory Agreement. The Advisory Agreements will be in effect until November 30, 2011 and will terminate automatically in the event of an assignment (as defined in the 1940 Act).

The Fund’s board of directors, including a quorum of the independent directors, formally considered the initial approval of the Advisory Agreements at a meeting held on February 9, 2010 (the “Meeting”).

FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL EQUITY FUND’S ADVISORY AGREEMENTS

Prior to the Meeting, independent counsel to the independent directors sent Artisan Partners a request for information to be provided to the directors in connection with the initial approval of the Advisory Agreements. Artisan Partners provided materials to the directors in response to that request, other information Artisan Partners believed was useful in evaluating the Advisory Agreements and reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to the Fund’s management fees and expenses compared to the management fees and expenses of a peer group determined by Lipper to be comparable. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Fund’s Advisory Agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners the nature, extent and quality of the advisory and other services to be provided by Artisan Partners to the Fund, the anticipated overall expense ratio of the Fund, and the prospect for economies of scale and other benefits being derived by Artisan Partners from its relationship with the Fund. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed the information provided prior to the meeting concerning the following:

•

Artisan Partners’ personnel and methods, including: Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel through compensation programs and equity participation and Artisan Partners’ assessment of recent hiring and retention experience; the compensation of Artisan Partners’ personnel with primary responsibility for managing the Fund; the time and attention of Artisan Partners’ investment personnel devoted to the Fund; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the Fund; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ advisory personnel;

•

The terms of the Advisory Agreements, including: a list of services performed by Artisan Partners; how the services performed by Artisan Partners differ from: (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies and restrictions of the Fund; Artisan Partners’ standard of care; and termination provisions;

•	Litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations of the Securities and Exchange Commission (the “SEC”);

•

Information regarding fee arrangements, including: a comparison of the estimated total expenses and total expense ratio of the Fund with other mutual funds (taking into account factors bearing on comparability, such as size, account-level charges, and investment objective); the structure of the proposed advisory fees, including: the method of computing fees, and the frequency of payment of fees; a comparison of the proposed advisory fees charged by APLP to the Fund with the advisory fees charged by other

FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL EQUITY FUND’S ADVISORY AGREEMENTS

advisory organizations for managing mutual funds and other accounts, especially funds and accounts having similar investment goals and providing similar service; voluntary or contractual advisory fee limitations or reductions and relationship of fees to any fee limitation; the possible cost savings by APLP, incentives to effect savings, and sharing of savings with the Fund; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased size; a comparison of fees proposed to be charged by APLP to the Fund with the fees charged by APLP for managing other accounts including other mutual funds to which APLP provides sub-advisory services, with similar investment goals, including an explanation of any material differences, as well as any differences attributable to variations in service levels; information regarding other expenses, including expenses incurred by each of: (a) APLP, as adviser and administrator, (b) Artisan Distributors LLC, as the principal underwriter and (c) the Fund; custodian, shareholder servicing and transfer agent fees; and information regarding payments to financial intermediaries;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from their proposed relationship with the Fund, in addition to the proposed advisory fees, including receipt of research paid for with commissions and the benefits to Artisan Partners in attracting and retaining other clients; and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution; commissions paid, including commissions by purpose; allocation of brokerage for research products and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; and research available for purchase by cash;

•	Artisan Partners’ financial condition and stability and financial arrangements between APLP and its parent organization;

•	The potential profitability to Artisan Partners of its relationship with the Fund; and

•

Potential for conflicts of interest between the Fund and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the basis of decisions to buy or sell securities for the Fund and other clients where the same security might be bought or sold for a number of clients; the basis for allocating purchases and sales of the same security, including initial public offerings, among the Fund and other clients of Artisan Partners; the potential advantages, including economies of scale, and disadvantages in having an investment adviser that has other clients; Artisan Partners’ investments on its own behalf and possible conflicts with the Fund; Artisan Partners’ code of ethics; and APLP’s proxy voting policies.

At the end of the Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel. In the course of reviewing and discussing the relevant information regarding the initial approval of the Fund’s Advisory Agreements, the directors reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ services. The directors concluded that the nature and extent of services provided to the Fund by APLP and Artisan UK would be

FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL EQUITY FUND’S ADVISORY AGREEMENTS

appropriate and consistent with, and in some cases more advantageous to the Fund than, the terms of the Advisory Agreements. The directors concluded that Artisan Partners has sufficient and well qualified personnel, with appropriate education and experience, to serve the Fund effectively and that key personnel, including the proposed investment management team, would not be undesirably overextended in assuming management responsibilities for the Fund.

The investment performance of the Fund. Because the Fund was not yet in operation, the directors noted that the Fund had no performance history of its own to review. However, the directors reviewed the performance history of the proposed investment management team and concluded that the proposed investment management team had produced positive historical results. In particular, the directors noted that Mr. Yockey, proposed co-portfolio manager of the Fund, had produced positive historical results for Artisan International Fund and Artisan International Small Cap Fund over the long term, and Mr. Dargan, proposed co-portfolio manager for the Fund, had produced positive historical results for other global and international mutual funds for which he had served as portfolio manager.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the overall estimated expense ratio of the Fund (after giving effect to APLP’s contractual undertaking to reimburse the Fund for ordinary operating expenses in excess of 1.50% of the Fund’s average net assets annually) was reasonable in relation to the nature, extent and quality of services to be provided to the Fund and in comparison to (i) the fees charged by mutual funds considered by Lipper to be within the same peer category or universe and (ii) the fees charged and the array of services offered to other Artisan clients, including APLP’s separate account clients, who have similar investment strategies and objectives, for which it provides few or no services other than portfolio management. The directors noted that APLP expects the fee schedule for separately managed accounts in its global equity strategy to be the same as that of the separately managed accounts in its global value strategy. The directors also noted that the proposed management fee schedule would be the same as Artisan Global Value Fund and would include breakpoints at $1 billion, $4 billion, $8 billion and $12 billion, which represent the same breakpoints that are currently in place for Artisan Global Value Fund, Artisan Opportunistic Growth Fund and Artisan Opportunistic Value Fund. It was the conclusion of the board that these breakpoints properly took into account such economies of scale as could be anticipated at this point from possible growth of the Fund’s assets.

Other benefits derived by the Fund or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the proposed management fees paid in return, the Fund and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded that there were potentially two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners may derive those additional benefits, the Fund also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Fund because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum

FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL EQUITY FUND’S ADVISORY AGREEMENTS

separate account size requirements. The directors also concluded that the Fund could benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the Fund’s Advisory Agreements through November 30, 2011 by the unanimous vote of all directors present at the meeting, constituting a quorum, and also by the unanimous vote of all the “non-interested” directors present at the meeting, constituting a quorum.

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of March 31, 2010. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Databases (“FactSet”). For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet as a secondary source for this information. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definitions of Portfolio Statistics

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the markets in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

NOTES ON MANAGEMENT’S DISCUSSION OF  FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The indices to which the Funds are compared are:

Artisan Global Equity and Artisan Global Value Funds – Morgan Stanley Capital International All Country World IndexSM (MSCI ACWISM) is a market-weighted index of global developed and emerging markets.

Artisan International, Artisan International Small Cap and Artisan International Value Funds – Morgan Stanley Capital International EAFE® Index (MSCI EAFE®) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE®’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Fund – Morgan Stanley Capital International EAFE® Growth Index (MSCI EAFE® Growth) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, that exhibits growth investment style characteristics according to MSCI’s methodology. MSCI EAFE® Growth’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Small Cap Fund – Morgan Stanley Capital International EAFE® Small Cap Index (MSCI EAFE® Small Cap) is a market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

Artisan International Value Fund – Morgan Stanley Capital International EAFE® Value Index (MSCI EAFE® Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, that exhibits value investment style characteristics according to MSCI’s methodology.

Artisan Mid Cap and Artisan Mid Cap Value Funds – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Artisan Mid Cap Value Fund – Russell Midcap® Value Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Opportunistic Growth and Artisan Opportunistic Value Funds – Russell 1000® Index is a market-weighted index of about 1,000 large U.S. companies.

Artisan Opportunistic Growth Fund – Russell 1000® Growth Index is a market-weighted index of those companies included in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.

Artisan Opportunistic Value Fund – Russell 1000® Value Index is a market-weighted index of those large companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Small Cap and Artisan Small Cap Value Funds – Russell 2000® Index is a market-weighted index of about 2,000 small U.S. companies.

Artisan Small Cap Fund – Russell 2000® Growth Index is a market-weighted index of those small companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

NOTES ON MANAGEMENT’S DISCUSSION OF FUND  PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Artisan Small Cap Value Fund – Russell 2000® Value Index is a market-weighted index of those small companies included in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Russell Investment Group is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Artisan Funds, Inc. Russell Investment Group is not responsible for the formatting or configuration of this material or for any inaccuracy in Artisan Funds’ presentation thereof.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Funds’ statements of additional information, which are available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

Information relating to how each Artisan Fund, except Artisan Global Equity Fund, voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. Artisan Global Equity Fund’s proxy voting record for the period ending June 30, 2010 will be available by August 31, 2010, without charge, on the Funds’ website and on the Securities and Exchange Commission website.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.344.1770 WWW.ARTISANFUNDS.COM

ARTISAN

SEMIANNUAL

REPORT

MARCH 31, 2010

ARTISAN EMERGING
MARKETS FUND

_________

ARTISAN INTERNATIONAL

FUND

_________

ARTISAN INTERNATIONAL

VALUE FUND

_________

ARTISAN MID CAP FUND

ARTISAN FUNDS, INC.

INSTITUTIONAL SHARES

2	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
2	Artisan Emerging Markets Fund
4	Artisan International Fund
6	Artisan International Value Fund
8	Artisan Mid Cap Fund

10	SCHEDULES OF INVESTMENTS
10	Artisan Emerging Markets Fund
13	Artisan International Fund
16	Artisan International Value Fund
18	Artisan Mid Cap Fund

21	STATEMENTS OF ASSETS AND LIABILITIES

23	STATEMENTS OF OPERATIONS

25	STATEMENTS OF CHANGES IN NET ASSETS

28	FINANCIAL HIGHLIGHTS

32	NOTES TO FINANCIAL STATEMENTS

45	SHAREHOLDER EXPENSE EXAMPLE

47	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

52	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

54	PROXY VOTING POLICIES AND PROCEDURES

54	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of the Institutional Shares of Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For more complete information on any Fund, including fees and expenses, please call 800.399.1770 for a free prospectus. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of March 31, 2010. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes. Each of the Funds offer other classes of shares. A report on each of the other classes is available under separate cover.

Artisan Funds offered through Artisan Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan Emerging Markets Fund employs a fundamental research process to construct a diversified portfolio of emerging market companies. The team’s investment process is focused on identifying companies that are priced at a discount relative to the team’s estimate of their sustainable earnings.

•

Sustainable Earnings. The team believes that over the long term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. The team determines a company’s sustainable earnings based upon financial and strategic analysis. The financial analysis of a company’s balance sheet, income statement, and statement of cash flows focuses on identifying historical drivers of return on equity. The strategic analysis examines a company’s competitive advantages and financial strength to assess sustainability.

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Valuation. The team believes that investment opportunities develop when businesses with sustainable earnings are undervalued relative to peers and historical industry, country and regional valuations. The team values a business and develops a price target based on their assessment of the business’s sustainable earnings and cash flow expectations and the team’s risk analysis.

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Risk Analysis. The team believes that a disciplined risk framework allows greater focus on fundamental stock selection. The team incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. The risk-rating assessment includes a review of the currency, interest rate, monetary and fiscal policy and political risks to which a company is exposed.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (6/26/2006 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Months(1)	1-Year	3-Year	Since Inception
Artisan Emerging Markets Fund – Institutional Shares	10.27%	89.16%	3.54%	11.96%
MSCI Emerging Markets IndexSM	11.16	81.08	5.16	12.68

(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. For current to most recent month-end performance information call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance. Absent that expense waiver, the Fund’s performance would have been lower. See page 52 for a description of the index.

2

INVESTING ENVIRONMENT

Emerging markets stocks were up 11.16% during the six-month period ended March 31, 2010, as measured by the MSCI Emerging Markets IndexSM. From a regional perspective, the EMEA (Europe, Middle East & Africa) region was the strongest performing region as stocks in Russia and South Africa posted gains of approximately 18% and 14%, respectively. Strong results in Latin America were driven by 22% gains in Mexican stocks and 13% gains in Brazilian stocks. Asia lagged other regions but still put up strong numbers. India was among the strongest Asian countries advancing nearly 13%, while China and Korea gained 6-8%. Taiwan trailed the overall market by a wide margin with a gain of only 4%.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	10.9%	9.6%
Consumer Staples	6.2	6.9
Energy	12.7	11.1
Financials	14.8	16.0
Healthcare	2.2	1.8
Industrials	10.8	9.8
Information Technology	12.9	12.6
Materials	11.3	14.0
Telecommunication Services	11.8	10.7
Utilities	2.6	1.8
Other assets less liabilities	3.8	5.7
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund returned 10.27% during the six-month period. We benefited from the strength of our holdings in China, Turkey, Russia and Brazil. Some of our leading performers in these countries were fruit and vegetable producer Chaoda Modern Agriculture (Holdings) Limited, water treatment services provider Sound Global Ltd., investment and development bank Turkiye Sinai Kalkinma Bankasi A.S., rail freight transportation services provider Globaltrans Investment PLC, consumer products manufacturer Hypermarcas SA and truck and luxury coach manufacturer Marcopolo S.A.

On the downside, we were negatively impacted by our lack of investment in Israel, which advanced more than 25% in the Index, and by the underperformance of our holdings in Taiwan and Korea. Our biggest decliners in Taiwan were fertilizer manufacturer and land owner Taiwan Fertilizer Co., Ltd. and financial services provider Chinatrust Financial Holding Company Ltd. In Korea, our results were hindered by weakness in online educational programs provider MegaStudy Co., Ltd. and residential construction company Hyundai Development Company. Other weak performers in the portfolio included Samson Holding Ltd., real estate developer Rodobens Negocios Imobiliarios SA and Turkcell Iletisim Hizmetleri AS.

REGION ALLOCATION

Region	9/30/09	3/31/10
Emerging Asia	41.9%	42.2%
Emerging Europe, Middle East & Africa	24.1	25.0
Latin America	26.0	24.8
Developed Markets	4.2	2.3

As a percentage of total net assets.

FUND CHANGES

Our largest additions to the portfolio during the period included: Indian cement manufacturer India Cements Limited, Brazilian stock exchange operator BM&F BOVESPA SA, Russian steel manufacturer Magnitogorsk Iron & Steel Works, Indonesian auto manufacturer PT Astra International Tbk and Indian pipe manufacturer Welspun-Gujarat Stahl Ltd. Our purchases were funded in part by the sales of Gold Fields Limited, Turk Hava Yollari Anonim Ortakligi, All America Latina Logistica, Dufry South America Ltd and Sound Global Ltd.

3

ARTISAN INTERNATIONAL FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources, outsourcing and infrastructure are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and the company’s stock price. The team uses multiple valuation metrics to establish price targets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (7/1/1997 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Months(1)	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund – Institutional Shares	1.24%	51.48%	-5.94%	5.14%	0.18%	8.25%
MSCI EAFE® Growth Index	6.20	50.61	-5.70	4.24	-1.26	2.10
MSCI EAFE® Index	3.06	54.44	-7.02	3.75	1.27	3.66
(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 53 for a description of each index.

4

INVESTING ENVIRONMENT

The MSCI EAFE® Index was up 3.06% during the six-month period ended March 31, 2010. The market environment was choppy during the period as countries and economies around the globe continued to deal with the aftermath of the financial crisis. Concerns mounted over Greece’s ability to refinance its debt and the contagion spread over to other sovereign debt issues within the EU. Sentiment improved late in the period when government officials in Greece passed austerity measures aimed at lowering its budget deficit and restoring confidence in its financial condition. Most market sectors posted solid gains during the period. The most notable exception was the financials sector, which dipped 5%, largely due to weakness among European banks. International currencies were generally weak against the U.S. dollar during the period, which eroded some of the gains in the market for U.S. dollar based investors.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	12.1%	14.9%
Consumer Staples	14.2	12.8
Energy	4.5	1.3
Financials	30.7	26.1
Healthcare	10.1	10.5
Industrials	11.2	15.3
Information Technology	6.4	8.0
Materials	6.6	8.2
Telecommunication Services	1.6	—
Utilities	1.5	1.8
Other assets less liabilities	1.1	1.1
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund ended the period with a return of 1.24%.

Our top performers came from a variety of sectors and included semiconductor manufacturer ASML Holding N.V., multinational food company Nestle SA, rail and freight services provider Canadian Pacific Railway Limited, trading company MITSUI & CO., LTD. and gases and engineering company Linde AG.

On the downside, several of our European financial holdings were among our biggest decliners during the period. Included in that group were ING Groep N.V. (Netherlands), Societe Generale (France) and Intesa Sanpaolo (Italy), as well as two positions we sold during the period, The Governor and Company of the Bank of Ireland (Ireland) and Credit Suisse Group AG (Switzerland).

REGION ALLOCATION

Region	9/30/09	3/31/10
Europe	68.7%	64.9%
Pacific Basin	9.5	13.9
Emerging Markets	13.9	12.8
Americas	6.8	7.3

As a percentage of total net assets.

FUND CHANGES

We look to invest in companies with attractive growth rates, trading at reasonable valuations, with exposure to the long-term themes we have identified. Our larger purchases during the period included Netherlands-based mail and logistics services provider TNT NV, Japanese auto manufacturer HONDA MOTOR CO., LTD., Hong Kong-based resort and casino operator Sands China Ltd., German electric company RWE AG and Hong Kong-based flavor and fragrances company Huabao International Holdings Limited.

Sales during the period included Gazprom, Heineken Holding NV, Telefonica S.A., Allianz SE and Assicurazioni Generali S.p.A.

5

ARTISAN INTERNATIONAL VALUE  FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Value Fund employs a bottom-up investment process to construct a diversified portfolio of stocks of undervalued non-U.S. companies. The Fund’s investment process is focused on identifying what the investment team believes are high quality, undervalued businesses that offer the potential for superior risk/reward outcomes. The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.

Business quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-oriented management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (10/1/2006 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Months(1)	1-Year	3-Year	Since Inception
Artisan International Value Fund – Institutional Shares	7.49%	60.60%	-1.69%	2.21%
MSCI EAFE® Value Index	0.04	58.52	-8.40	-3.50
MSCI EAFE® Index	3.06	54.44	-7.02	-2.26
(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 53 for a description of each index.

6

INVESTING ENVIRONMENT

International equity markets, as measured by the MSCI EAFE® Index, advanced 3.06% during the six-month period ended March 31, 2010. The economic environment remained muted as concerns surrounding large government deficits in several developed markets, including Greece and the U.S., weighed on sentiment.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	23.4%	23.3%
Consumer Staples	10.0	9.3
Energy	4.7	4.3
Financials	17.9	21.8
Healthcare	8.8	7.3
Industrials	14.6	16.4
Information Technology	6.1	7.5
Materials	3.2	2.5
Telecommunication Services	1.4	—
Other assets less liabilities	9.9	7.6
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Though the economic environment was still uneven, our portfolio returned 7.49% as we remained focused on the intersection of balance sheet strength, business quality and valuation.

Over the six-month period, we saw a few businesses or industries where revenue growth returned. Corporations also strengthened their balance sheets and continued to cut costs, as at least a partial offset to revenue declines. Equities that made positive contributions to the Fund’s performance included: Signet Jewelers Ltd., a jewelry retailer in the U.S. and U.K.; Experian PLC, a U.K. credit-checking company; Compass Group PLC, a U.K. contract caterer; Tyco Electronics Ltd., a U.S. electronic components manufacturer and Credit Saison Co., Ltd., a Japanese credit card company. Some of the worst performing equities in the portfolio during the period were SANKYO CO., LTD., a Japanese pachinko machine manufacturer; Brit Insurance Holdings NV, a U.K. insurance and reinsurance company; Gemalto NV, a French smart card maker; SEINO HOLDINGS CO., LTD., a Japanese transportation company; and Pargesa Holding SA, a Swiss holding company.

REGION ALLOCATION

Region	9/30/09	3/31/10
Europe	64.2%	66.1%
Americas	13.0	14.0
Pacific Basin	10.2	11.7
Emerging Markets	2.7	0.6

As a percentage of total net assets.

FUND CHANGES

Although new investments were harder to find as markets improved, we did identify several new investment opportunities for the portfolio during the period. We acquired shares in previously mentioned Brit Insurance Holdings NV, publishing group Reed Elsevier PLC, British lender Lloyds Banking Group plc, British defense technology contractor Qinetiq Group PLC, Japanese megabank Mitsubishi UFJ Financial Group, Inc. and Japanese wigmaker Aderans Holdings Company Limited. We funded these purchases in part by selling our shares in Cadbury PLC, SK Telecom Co., Ltd. and Grupo Modelo, S.A. de C.V.

7

ARTISAN MID CAP FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Fund employs a bottom-up investment process to construct a diversified portfolio of primarily U.S. mid-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name.

Attractive valuations. Through its own fundamental research, the team estimates the amount a buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating profit cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (7/1/2000 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Months(1)	1-Year	3-Year	5-Year	Since Inception
Artisan Mid Cap Fund – Institutional Shares	12.16%	57.17%	1.95%	6.25%	4.07%
Russell Midcap® Growth Index	14.88	63.00	-2.04	4.27	-0.95
Russell Midcap® Index	15.10	67.71	-3.30	4.20	5.47

(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 53 for a description of each index.

8

INVESTING ENVIRONMENT

During the six months ended March 31, 2010, strong earnings reports and evidence that economic and business conditions were steadily improving lifted U.S. mid-cap stocks higher. The Russell Midcap® Index gained 15.10% in the period. Value stocks were slightly favored over growth stocks in the mid-cap market segment as the Russell Midcap® Value Index returned 15.32%, while the Russell Midcap® Growth Index returned 14.88%. Within the Russell Midcap® Growth Index, most sectors earned double-digit percentage gains. The strongest performing sector was health care, rising more than 19%. The utilities sector was the only sector to lose ground, declining 3%.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	16.0%	19.9%
Consumer Staples	3.0	1.6
Energy	2.1	5.2
Financials	6.5	5.3
Healthcare	17.8	15.7
Industrials	13.2	12.9
Information Technology	34.7	35.3
Materials	2.4	1.9
Exchange Traded Funds	0.7	—
Other assets less liabilities	3.6	2.2
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund participated in the gain, returning 12.16% in the period. The technology, materials and energy sectors were sources of positive returns. In the technology sector, returns were led by Cree, Inc., a provider of LED (Light Emitting Diode) chips and lighting solutions, ARM Holdings PLC, a developer and licenser of microprocessors and Agilent Technologies, Inc., a manufacturer of test and measurement products, among others. Top performers in the materials and energy sectors included fertilizer company Agrium Inc. and energy services and equipment provider Smith International, Inc.

Returns on holdings in the health care sector were not as strong. Our underperformers in the health care sector included Illumina, Inc., a developer of tools for genetic analysis, and athenahealth, Inc., a clinical billing software provider. The industrials and financials sectors were also areas of underperformance. In the industrials sector, solar panel maker First Solar, Inc. and contracting services company Quanta Services, Inc. detracted from returns. Our results in the financials sector suffered from our lack of real estate investment trusts (REITS) and a negative return by brokerage services provider TD Ameritrade Holding Corporation.

FUND CHANGES

The most notable changes to the portfolio during the period were increased exposure to the consumer discretionary and energy sectors and a reduced weighting in the health care sector. In the consumer discretionary sector, we added to our positions in Harman International Industries, Incorporated and Ctrip.com International, Ltd. and purchased Polo Ralph Lauren Corporation and Gafisa S.A. In the energy sector, we increased our position in Smith International, Inc. Other significant purchases included Cummins Inc., Edwards Lifesciences Corporation and GSI Commerce, Inc.

Our reduced weighting in the health care sector was due in part to the sale of C.R. Bard, Inc. and a reduced position in Cerner Corporation. In addition to these sales, our new purchases were funded with sales in other sectors, such as sales of TD Ameritrade Holding Corporation, Quanta Services, Inc., CommScope, Inc., Invesco Limited and Ecolab Inc., among others.

9

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 94.3%

BRAZIL - 17.6%
Amil Participacoes SA	203,000	$1,580,988
BM&F BOVESPA SA	407,200	2,756,875
Companhia Energetica de Minas Gerais-CEMIG, Preferred(1)	100,747	1,672,366
Companhia Vale do Rio Doce	303,762	9,761,857
Empresa Brasileira de Aeronautica S.A.	288,900	1,709,016
Fleury SA(2)	121,500	1,298,113
Hypermarcas SA(2)	152,500	1,865,142
Iguatemi Empresa de Shopping Centers SA	106,300	1,790,247
Itau Unibanco Holdings SA, Preferred(1)	224,251	4,917,923
Marcopolo S.A., Preferred(1)	419,500	1,887,143
Petroleo Brasileiro S.A.	471,900	10,534,726
Randon SA Implementos e Participacoes, Preferred(1)	141,000	1,087,024
Rodobens Negocios Imobiliarios SA	142,100	998,819
SEB - Sistema Educacional Brasileiro SA (Units)(1)	137,400	1,854,303
SLC Agricola SA	147,982	1,209,918
Tele Norte Leste Participacoes S.A.	87,800	1,885,995
Tim Participacoes S.A., Preferred(1)	700,900	1,958,823
Wilson Sons Limited (DR)	129,821	1,704,569

		50,473,847
CHILE - 1.1%
Compania Cervecerias Unidas S.A.	214,778	1,604,358
Empresa Nacional de Telecomunicaciones S.A.	119,319	1,623,284

		3,227,642
CHINA - 11.6%
Airmedia Group, Inc. (DR)(2)	183,645	1,147,781
Ajisen China Holdings Limited	2,040,913	2,005,624
Chaoda Modern Agriculture (Holdings) Limited	3,758,536	4,003,361
China Dongxiang Group Company	3,961,000	2,841,584
China Mobile Limited	591,000	5,686,022
China Railway Construction Corporation, H Shares	1,209,500	1,487,681
GOME Electrical Appliances Holdings Limited(2)	9,329,587	3,136,198
Huabao International Holdings Limited	3,349,600	4,003,515
Mindray Medical International Limited, Class A (DR)	67,530	2,459,443

	Shares Held	Value

CHINA (CONTINUED)
New Oriental Education & Technology Group, Inc. (DR)(2)	18,445	$1,577,232
Tingyi (Cayman Islands) Holding Corporation	1,088,300	2,565,076
Zhuzhou CSR Times Electric Co., Ltd., H Shares	1,235,200	2,335,414

		33,248,931
CZECH REPUBLIC - 0.6%
CEZ	39,658	1,873,367

EGYPT - 2.0%
Commercial International Bank	157,181	1,855,569
Egyptian Financial Group-Hermes Holding	539,401	3,087,889
Orascom Construction Industries	17,679	848,630

		5,792,088
HONG KONG - 0.5%
Samson Holding Ltd.	9,107,955	1,536,713

HUNGARY - 0.7%
MOL Hungarian Oil and Gas Nyrt., Class A(2)	20,072	2,053,574

INDIA - 5.1%
Cairn India Ltd.(2)	482,077	3,273,442
India Cements Limited	1,009,184	2,944,718
Nagarjuna Construction Company Ltd.	543,295	1,972,538
Patni Computer Systems Ltd	172,770	2,062,696
Power Finance Corporation	339,980	1,959,457
Welspun Gujarat Stahl Rohren Ltd.	380,304	2,318,080

		14,530,931
INDONESIA - 3.5%
PT Astra International Tbk	527,000	2,426,650
PT Bank Rakyat Indonesia	2,432,000	2,204,956
PT Indocement Tunggal Prakarsa Tbk	1,844,095	2,887,890
PT Telekomunikasi Indonesia	2,951,500	2,611,086

		10,130,582
ITALY - 0.5%
Tenaris S.A. (DR)	36,186	1,553,827

KAZAKSTAN - 1.1%
KazMunaiGas Exploration Production (DR)	122,896	3,031,844

10

	Shares Held	Value

KOREA - 8.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	96,534	$1,851,419
Hyundai Development Company	42,381	1,237,962
MegaStudy Co., Ltd.	9,662	1,592,614
Samsung Electronics Co., Ltd.	17,566	12,699,623
Shinhan Financial Group Co., Ltd.	89,587	3,519,503
Shinsegae Co., Ltd.	6,443	3,046,538

		23,947,659
MEXICO - 6.1%
America Movil SAB de C.V., Series L	2,319,763	5,844,555
Bolsa Mexicana de Valores SA(2)	1,003,290	1,590,495
Fomento Economico Mexicano SAB, Series UBD (Units)	485,382	2,308,791
Grupo Financiero Banorte S.A.B. de C.V.	640,241	2,839,819
Grupo Televisa S.A.	576,541	2,436,033
Urbi, Desarrollos Urbanos, S.A. de C.V.(2)	1,012,562	2,338,178

		17,357,871
NETHERLANDS - 0.5%
Plaza Centers (Europe) BV(2)	646,147	1,323,712

POLAND - 0.7%
Polski Koncern Naftowy Orlen S.A.(2)	138,109	1,875,877

RUSSIA - 6.0%
Globaltrans Investment PLC (DR)(2)	214,628	2,800,895
LUKOIL (DR)	98,552	5,587,898
Magnit	20,811	1,810,557
Magnitogorsk Iron & Steel Works (DR)(2)	218,787	2,651,698
Mobile TeleSystems (DR)	50,086	2,779,773
Razguliay Group(2)(3)	806,642	1,444,259

		17,075,080
SOUTH AFRICA - 8.8%
ABSA Group Limited	158,286	3,092,376
African Bank Investments Limited	449,980	2,199,319
Barloworld Limited	234,550	1,587,228
Grindrod Limited	971,165	2,041,330
Harmony Gold Mining Company Limited	223,987	2,115,710
Impala Platinum Holdings Limited	178,266	5,237,539
Mondi Limited	418,596	3,091,878
Mr. Price Group Limited	294,347	1,608,376
MTN Group Limited(2)	280,772	4,317,345

		25,291,101
SWEDEN - 0.8%
Alliance Oil Co Ltd. (DR)(2)	144,000	2,288,452

TAIWAN - 10.4%
Acer Inc.	622,599	1,838,900
Cathay Financial Holding Co., Ltd.(2)	1,330,292	2,220,085

	Shares Held	Value

TAIWAN (CONTINUED)
Chinatrust Financial Holding Company Ltd.	3,020,838	$1,712,170
Far Eastern Textile Ltd.	1,642,698	1,805,219
Hon Hai Precision Industry Co., Ltd.	1,037,729	4,492,970
HTC Corporation	276,400	3,228,931
MediaTek Incorporation	220,214	3,820,704
Prime View International Co., Ltd.(2)	1,197,000	2,167,249
Taiwan Fertilizer Co., Ltd.	842,000	2,691,070
Taiwan Semiconductor Manufacturing Company Ltd.	3,006,647	5,822,432

		29,799,730
THAILAND - 3.2%
Bangkok Bank Public Company Limited (DR)	479,200	1,948,811
Bumrungrad Hospital Public Company Limited (DR)	1,422,400	1,352,677
Glow Energy Pcl (DR)	1,490,500	1,774,679
Siam Commercial Bank Public Company Limited (DR)	868,600	2,471,353
Total Access Communication Public Company Limited (DR)	1,339,000	1,552,884

		9,100,404
TURKEY - 4.4%
Cimsa Cimento Sanayi ve Ticaret A.S.	411,394	2,317,522
Ford Otomotiv Sanayi A.S.	265,519	1,924,368
Tekfen Holding A.S.(2)	472,882	1,775,936
Tupras-Turkiye Petrol Rafinerileri A.S.	72,949	1,658,205
Turkcell Iletisim Hizmetleri AS	378,631	2,307,585
Turkiye Sinai Kalkinma Bankasi A.S.(2)	1,809,135	2,693,886

		12,677,502
UNITED ARAB EMIRATES - 0.7%
Air Arabia	7,254,521	1,935,592

Total common and preferred stocks (Cost $231,479,385)		270,126,326

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $9,104,000(4) (Cost $9,104,000)	$9,104,000	9,104,000

Total investments - 97.5% (Cost $240,583,385)		279,230,326

Other assets less liabilities - 2.5%		7,159,611

Total net assets - 100.0%(5)		$286,389,937

11

(1)	Non-voting shares.
(2)	Non-income producing security.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $1,444,259 or 0.5% of total net assets.

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	11/15/2016	$9,283,716

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - MARCH 31, 2010 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$27,424,473	9.6%
Consumer Staples	19,858,000	6.9
Energy	31,857,845	11.1
Financials	45,765,433	16.0
Healthcare	5,110,233	1.8
Industrials	28,067,596	9.8
Information Technology	36,133,505	12.6
Materials	40,021,477	14.0
Telecommunication Services	30,567,352	10.7
Utilities	5,320,412	1.8

Total common and preferred stocks	270,126,326	94.3
Short-term investments	9,104,000	3.2

Total investments	279,230,326	97.5
Other assets less liabilities	7,159,611	2.5

Total net assets	$286,389,937	100.0%

CURRENCY EXPOSURE - MARCH 31, 2010 (Unaudited)
	Value	Percentage of Total Investments
Brazilian real	$50,473,847	18.1%
British pound	1,323,712	0.5
Chilean peso	3,227,642	1.1
Czech koruna	1,873,367	0.7
Egyptian pound	5,792,088	2.1
Hong Kong dollar	29,601,188	10.6
Hungarian forint	2,053,574	0.7
Indian rupee	14,530,931	5.2
Indonesian rupiah	10,130,582	3.6
Korean won	23,947,659	8.6
Mexican peso	17,357,871	6.2
Polish zloty	1,875,877	0.7
South African rand	25,291,101	9.0
Swedish krona	2,288,452	0.8
Taiwan dollar	29,799,730	10.7
Thai baht	9,100,404	3.3
Turkish lira	12,677,502	4.5
United Arab Emirates dirham	1,935,592	0.7
U.S. dollar	35,949,207	12.9

Total investments	$279,230,326	100.0%

TOP TEN HOLDINGS - MARCH 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	4.4%
Petroleo Brasileiro S.A.	Brazil	3.7
Companhia Vale do Rio Doce	Brazil	3.4
America Movil SAB de C.V.	Mexico	2.0
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	2.0
China Mobile Limited	China	2.0
LUKOIL	Russia	2.0
Impala Platinum Holdings Limited	South Africa	1.8
Itau Unibanco Holdings SA	Brazil	1.7
Hon Hai Precision Industry Co., Ltd.	Taiwan	1.6

Total		24.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

12

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 98.9%

AUSTRALIA - 0.2%
Foster’s Group Limited	4,050,176	$19,661,049

BELGIUM - 1.5%
Anheuser-Busch InBev NV	1,987,856	100,133,295
Umicore	1,451,958	50,703,924

		150,837,219
BRAZIL - 1.3%
Petroleo Brasileiro S.A., Preferred (DR)	3,467,624	137,283,234

CANADA - 2.3%
Canadian Pacific Railway Limited	4,218,471	237,246,809

CHINA - 7.6%
Baidu, Inc., Class A (DR)(1)	51,837	30,946,689
Beijing Enterprises Holdings Ltd.	5,260,470	36,586,326
China Construction Bank, H Shares	172,387,100	140,986,970
China Life Insurance Co., Limited, H Shares	31,712,900	151,942,542
China Merchants Bank Co., Ltd., H Shares	11,120,804	30,078,486
China Merchants Holdings International Company Limited	15,554,265	56,894,243
Ctrip.com International, Ltd. (DR)(1)	510,206	20,000,075
Huabao International Holdings Limited	80,561,405	96,288,739
Industrial and Commercial Bank of China Ltd, H Shares	129,116,800	98,613,855
Tencent Holdings Limited	1,010,500	20,264,011
Wynn Macau Limited(1)	69,329,672	99,830,084

		782,432,020
DENMARK - 1.2%
Danske Bank A/S(1)	5,110,524	125,727,903

FRANCE - 12.5%
Accor S.A.	2,443,762	135,195,374
BNP Paribas	2,727,893	209,496,688
Compagnie de Saint-Gobain	1,189,302	57,185,395
Credit Agricole S.A.	3,781,281	66,189,169
Natixis(1)	19,801,049	106,843,463
Pernod Ricard SA	2,960,307	251,375,639

	Shares Held	Value

FRANCE (CONTINUED)
Societe Generale	2,576,520	$162,045,174
Unibail-Rodamco	615,157	124,629,314
Vinci SA	3,070,721	180,974,887

		1,293,935,103
GERMANY - 13.7%
Bayer AG	4,223,307	285,666,917
Daimler AG	4,898,618	230,611,859
Deutsche Boerse AG	291,010	21,570,737
Deutsche Post AG	11,835,137	205,329,038
Linde AG	2,610,379	311,461,189
Muenchener Rueckversicherungs-Gesellschaft AG	1,626,456	263,942,344
Rhoen-Klinikum AG	52,496	1,343,626
RWE AG	1,092,986	96,841,479

		1,416,767,189
HONG KONG - 4.1%
The Bank of East Asia, Ltd.	15,875,835	58,683,899
Esprit Holdings Limited	8,912,800	70,367,987
Li & Fung Limited	27,734,899	136,276,704
NWS Holdings Limited	33,563,746	66,917,833
Sands China Ltd.(1)	61,192,264	97,097,426

		429,343,849
INDIA - 2.5%
Housing Development Finance Corporation Ltd.	1,248,822	75,535,720
ICICI Bank Limited	1,675,413	35,639,145
ICICI Bank Limited (DR)	3,355,985	143,300,560

		254,475,425
ITALY - 1.6%
Intesa Sanpaolo(1)	44,606,531	166,133,397

JAPAN - 8.0%
DENSO CORPORATION	3,393,734	101,096,900
FAST RETAILING CO., LTD.	430,450	74,818,831
HONDA MOTOR CO., LTD.	3,154,100	111,333,084
Mitsubishi Corporation	1,062,200	27,836,025
Mitsubishi UFJ Financial Group, Inc.	5,564,800	29,166,242
MITSUI & CO., LTD.	14,769,600	248,187,417
Nitori Co., Ltd.	1,015,050	77,086,908
SUZUKI MOTOR CORPORATION	5,331,006	117,636,810
The Tokyo Electric Power Company, Incorporated	1,550,100	41,318,314

		828,480,531

13

	Shares Held	Value

NETHERLANDS - 9.9%
Akzo Nobel N.V.	2,429,679	$138,469,099
ASML Holding N.V.	13,736,782	490,928,021
ING Groep N.V.(1)	25,996,320	259,547,475
TNT NV	4,907,157	140,709,339

		1,029,653,934
SINGAPORE - 1.6%
Genting Singapore PLC(1)	98,584,799	62,366,451
Oversea-Chinese Banking Corporation Limited	17,052,900	106,173,029

		168,539,480
SPAIN - 0.7%
Industria de Diseno Textil, S.A.	1,182,433	77,944,205

SWEDEN - 1.2%
AB SKF, Class B	2,642,181	46,947,874
Sandvik AB	5,926,172	74,070,995

		121,018,869
SWITZERLAND - 10.8%
Holcim Ltd.(1)	3,409,524	254,162,165
Nestle SA	5,815,029	297,810,666
Novartis AG	3,869,333	208,989,486
Roche Holding AG	340,244	56,761,115
Roche Holding AG - Genussscheine(2)	1,301,588	211,088,342
UBS AG(1)	5,658,391	91,981,052

		1,120,792,826
TAIWAN - 1.4%
Taiwan Semiconductor Manufacturing Company Ltd. (DR)	12,262,088	128,629,303
Uni-President Enterprises Corp.	10,111,000	11,509,309

		140,138,612
TURKEY - 0.0%(3)
Coca-Cola Icecek AS	348,439	2,961,531

UNITED KINGDOM - 11.8%
Carnival plc	591,478	24,279,195
Experian PLC	20,372,331	200,483,728
HSBC Holdings plc	18,787,002	190,609,357
Imperial Tobacco Group plc	6,064,662	184,982,687
Kingfisher PLC	33,175,167	107,936,001
National Grid PLC	5,432,144	52,880,598
Smith & Nephew PLC	12,080,417	120,349,719
Standard Chartered plc	1,553,099	42,363,952
Tesco plc	44,797,052	296,016,661

		1,219,901,898
UNITED STATES - 5.0%
Accenture plc, Class A	3,807,576	159,727,813
Covidien plc	3,925,270	197,362,576

	Shares Held	Value

UNITED STATES (CONTINUED)
Philip Morris International Inc.	3,012,404	$157,126,993

		514,217,382

Total common and preferred stocks (Cost $8,802,259,308)		10,237,492,465

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $102,820,000(4) (Cost $102,820,000)	$102,820,000	102,820,000

Total investments - 99.9% (Cost $8,905,079,308)		10,340,312,465

Other assets less liabilities - 0.1%		7,101,289

Total net assets - 100.0%(5)		$10,347,413,754

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Represents less than 0.1% of total net assets.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.375%	6/30/2013	$104,878,862

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

14

PORTFOLIO DIVERSIFICATION - MARCH 31, 2010 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,543,877,894	14.9%
Consumer Staples	1,321,577,830	12.8
Energy	137,283,234	1.3
Financials	2,701,200,473	26.1
Healthcare	1,081,561,781	10.5
Industrials	1,579,369,909	15.3
Information Technology	830,495,837	8.0
Materials	851,085,116	8.2
Utilities	191,040,391	1.8

Total common and preferred stocks	10,237,492,465	98.9
Short-term investments	102,820,000	1.0

Total investments	10,340,312,465	99.9
Other assets less liabilities	7,101,289	0.1

Total net assets	$10,347,413,754	100.0%

CURRENCY EXPOSURE - MARCH 31, 2010 (Unaudited)
	Value	Percentage of Total Investments
Australian dollar	$19,661,049	0.2%
British pound	1,186,324,204	11.5
Danish krone	125,727,903	1.2
Euro	4,135,271,047	40.0
Hong Kong dollar	1,194,406,799	11.6
Indian rupee	111,174,865	1.1
Japanese yen	828,480,531	8.0
Singapore dollar	168,539,480	1.6
Swedish krona	121,018,869	1.2
Swiss franc	1,120,792,826	10.8
Taiwan dollar	11,509,309	0.1
Turkish lira	2,961,531	0.0 (1)
U.S. dollar	1,314,444,052	12.7

Total investments	$10,340,312,465	100.0%

(1)	Represents less than 0.1% of total investments.

TOP TEN HOLDINGS - MARCH 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
ASML Holding N.V.	Netherlands	4.7%
Linde AG	Germany	3.0
Nestle SA	Switzerland	2.9
Tesco plc	United Kingdom	2.9
Bayer AG	Germany	2.8
Roche Holding AG	Switzerland	2.6
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	2.6
ING Groep N.V.	Netherlands	2.5
Holcim Ltd.	Switzerland	2.5
Pernod Ricard SA	France	2.4

Total		28.9%

For the purpose of determining the Fund's top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

15

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITIES - 92.4%

BELGIUM - 0.7%
Groupe Bruxelles Lambert S.A.	216,493	$19,129,225

FRANCE - 12.0%
Gemalto NV(1)	961,919	41,626,892
Publicis Groupe	1,866,971	79,885,088
Societe Television Francaise 1	3,682,460	68,313,994
Sodexo	1,265,854	75,655,389
Total SA	1,190,334	69,100,028

		334,581,391
HONG KONG - 2.8%
Guoco Group Limited	7,488,800	78,319,292

IRELAND - 2.3%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)	12,930,719	64,270,765

JAPAN - 8.8%
Aderans Holdings Company Limited	1,649,900	19,571,495
Credit Saison Co., Ltd.	4,611,159	71,517,601
Daiwa Securities Group Inc.	8,324,431	43,808,108
MEITEC CORPORATION	734,747	14,390,007
Mitsubishi UFJ Financial Group, Inc.	2,831,800	14,842,037
Mitsubishi UFJ Financial Group, Inc(4)	3,654,200	19,152,401
SANKYO CO., LTD.	1,036,438	51,273,139
SEINO HOLDINGS CO., LTD.	1,468,800	10,463,374

		245,018,162
KOREA - 0.6%
Lotte Chilsung Beverage Co., Ltd.	21,573	16,492,682

NETHERLANDS - 1.0%
Wolters Kluwer NV	1,275,524	27,659,347

SINGAPORE - 0.1%
ARA Asset Management Limited	3,164,000	2,578,334

SWITZERLAND - 17.7%
Adecco SA	1,652,671	93,809,142
Givaudan SA	80,233	70,386,499
Nestle SA	882,371	45,189,714
Novartis AG	1,708,101	92,257,542
Panalpina Welttransport Holding AG	993,802	84,403,423
Pargesa Holding SA	1,134,566	96,304,682

	Shares Held	Value

SWITZERLAND (CONTINUED)
Tamedia AG	124,422	$10,148,228

		492,499,230
UNITED KINGDOM - 32.4%
Brit Insurance Holdings NV	2,978,456	34,011,526
Carpetright PLC	1,710,914	20,770,483
Compass Group PLC	9,483,880	75,700,756
Diageo plc	5,282,285	88,655,438
Experian PLC	15,100,173	148,600,520
Home Retail Group plc	9,709,182	39,928,258
Lancashire Holdings Ltd	4,037,560	29,495,346
Lloyds Banking Group plc(1)	55,662,944	53,020,855
Qinetiq Group PLC	19,855,890	40,375,934
Reed Elsevier PLC	7,179,245	57,250,584
Royal Dutch Shell PLC, Class A	1,742,447	50,398,850
Savills Plc	6,146,972	32,461,524
Signet Jewelers Ltd.(1)	4,147,639	134,134,645
Unilever plc (DR)	2,987,517	87,474,498
Vitec Group PLC	1,321,051	8,119,009

		900,398,226
UNITED STATES - 14.0%
Accenture plc, Class A	1,334,978	56,002,327
Arch Capital Group Ltd.(1)(5)	1,465,031	111,708,614
Covidien plc	2,198,645	110,547,871
Tyco Electronics Ltd.	3,990,945	109,671,169

		387,929,981

Total common stocks and equity-linked securities (Cost $2,210,364,223)		2,568,876,635

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $186,854,000(6) (Cost $186,854,000)	$186,854,000	186,854,000

Total investments - 99.1% (Cost $2,397,218,223)		2,755,730,635

Other assets less liabilities - 0.9%		24,083,422

Total net assets - 100.0%(7)		$2,779,814,057

16

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $64,270,765 or 2.3% of total net assets.

(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note 2(i) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. Restricted securities under Rule 144A may be resold in transactions exempt from registration normally to qualified institutional buyers. Mitsubishi UFJ Financial Group, Inc., was acquired in a private placement and is not deemed to be illiquid in the United States; however, the shares of the Mitsubishi UFJ Financial Group, Inc are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	9/17/2008 - 3/31/2010	$54,812,778	$64,270,765	2.3%
Mitsubishi UFJ Financial Group, Inc.	12/14/2009	17,639,402	19,152,401	0.7%

Total Restricted Securities			$83,423,166	3.0%

(5)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.375%	3/15/2012	$36,854,350
U.S. Treasury Note	1.375	9/15/2012	153,738,388

			$190,592,738

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - MARCH 31, 2010 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$648,838,920	23.3%
Consumer Staples	257,383,827	9.3
Energy	119,498,878	4.3
Financials	606,349,545	21.8
Healthcare	202,805,413	7.3
Industrials	456,313,165	16.4
Information Technology	207,300,388	7.5
Materials	70,386,499	2.5

Total common stocks	2,568,876,635	92.4
Short-term investments	186,854,000	6.7

Total investments	2,755,730,635	99.1
Other assets less liabilities	24,083,422	0.9

Total net assets	$2,779,814,057	100.0%

CURRENCY EXPOSURE - MARCH 31, 2010 (Unaudited)
	Value	Percentage of Total Investments
British pound	$628,390,233	22.8%
Euro	496,039,578	18.0
Hong Kong dollar	78,319,292	2.8
Japanese yen	245,018,162	8.9
Korean won	16,492,682	0.6
Singapore dollar	2,578,334	0.1
Swiss franc	492,499,230	17.9
U.S. dollar	796,393,124	28.9

Total investments	$2,755,730,635	100.0%

TOP TEN HOLDINGS - MARCH 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Experian PLC	United Kingdom	5.3%
Signet Jewelers Ltd.	United Kingdom	4.8
Arch Capital Group Ltd.	United States	4.0
Covidien plc	United States	4.0
Tyco Electronics Ltd.	United States	3.9
Pargesa Holding SA	Switzerland	3.5
Adecco SA	Switzerland	3.4
Novartis AG	Switzerland	3.3
Diageo plc	United Kingdom	3.2
Unilever plc	United Kingdom	3.1

Total		38.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The Fund owns Pargesa Holding SA (Pargesa) which represents 3.5% of the Fund’s total net assets, and Groupe Bruxelles Lambert SA (GBL) which represents 0.7% of the Fund’s total net assests. Pargesa is the parent company of GBL. If aggregated, the Fund’s holdings of both securities would represent 4.2% of the Fund’s total net assets.

The accompanying notes are an integral part of the financial statements.

17

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 19.9%
Auto Components - 1.8%
BorgWarner Inc.(1)	1,117,899	$42,681,384
Johnson Controls, Inc.	1,235,662	40,764,489

		83,445,873
Distributors - 1.5%
LKQ Corporation(1)	3,464,201	70,323,280

Hotels, Restaurants & Leisure - 5.8%
Chipotle Mexican Grill, Inc., Class A(1)	301,500	33,970,005
Ctrip.com International, Ltd. (DR)(1)(2)	2,054,100	80,520,720
Home Inns & Hotels Management, Inc. (DR)(1)(2)	787,500	25,782,750
Panera Bread Company, Class A(1)	115,100	8,803,999
Starbucks Corporation(1)	567,283	13,767,958
Starwood Hotels & Resorts Worldwide, Inc.	1,505,622	70,222,210
Wynn Resorts, Limited	485,300	36,800,299

		269,867,941
Household Durables - 2.7%
Gafisa S.A. (DR)(2)	2,436,900	33,483,006
Harman International Industries, Incorporated	1,962,900	91,824,462

		125,307,468
Multiline Retail - 3.3%
Kohl’s Corporation(1)	2,798,764	153,316,292

Specialty Retail - 2.2%
Dick’s Sporting Goods, Inc., Class A(1)	2,094,400	54,684,784
O’Reilly Automotive, Inc.(1)	1,129,700	47,119,787

		101,804,571
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	1,856,600	73,372,832
Polo Ralph Lauren Corporation, Class A	571,900	48,634,376

		122,007,208

	Shares Held	Value

CONSUMER STAPLES - 1.6%
Beverages - 1.6%
Hansen Natural Corporation(1)	1,710,712	$74,210,687

ENERGY - 5.2%
Energy Equipment & Services - 3.7%
Cameron International Corporation(1)	1,300,100	55,722,286
Dresser-Rand Group Inc.(1)	701,396	22,037,862
Smith International, Inc.	2,232,858	95,610,980

		173,371,128
Oil, Gas & Consumable Fuels - 1.5%
Range Resources Corporation	1,466,031	68,712,873

FINANCIALS - 5.3%
Capital Markets - 1.8%
Ares Capital Corporation	2,677,300	39,731,132
Greenhill & Co., Inc.	554,886	45,550,592

		85,281,724
Commercial Banks - 1.2%
FirstMerit Corporation	618,400	13,338,888
HDFC Bank Limited (DR)(2)	321,848	44,862,393

		58,201,281
Diversified Financial Services - 2.3%
CME Group Inc., Class A	334,841	105,846,589

HEALTHCARE - 15.7%
Biotechnology - 0.6%
Human Genome Sciences, Inc.(1)	519,100	15,676,820
Vertex Pharmaceuticals Incorporated(1)	297,400	12,154,738

		27,831,558
Health Care Equipment & Supplies - 2.8%
Edwards Lifesciences Corporation(1)	698,900	69,107,232
Intuitive Surgical, Inc.(1)	79,812	27,784,952
NuVasive, Inc.(1)	736,270	33,279,404

		130,171,588
Health Care Providers & Services - 1.5%
Community Health Systems, Inc.(1)	1,885,200	69,620,436

18

	Shares Held	Value

HEALTHCARE (CONTINUED)
Health Care Technology - 5.1%
athenahealth, Inc.(1)(3)	1,772,200	$64,791,632
Cerner Corporation(1)	2,060,800	175,291,648

		240,083,280
Life Sciences Tools & Services - 1.5%
Illumina, Inc.(1)	1,824,796	70,984,564

Pharmaceuticals - 4.2%
Allergan, Inc.	3,017,461	197,100,552

INDUSTRIALS - 12.9%
Aerospace & Defense - 3.1%
Precision Castparts Corp.	1,150,220	145,744,376

Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	614,702	34,331,107
Expeditors International of Washington, Inc.	1,545,227	57,049,781

		91,380,888
Construction & Engineering - 1.0%
AECOM Technology Corporation(1)	885,300	25,115,961
Fluor Corporation	499,319	23,223,327

		48,339,288
Electrical Equipment - 1.4%
Roper Industries, Inc.	1,176,054	68,022,963

Machinery - 2.4%
Cummins Inc.	1,667,600	103,307,820
PACCAR Inc	250,006	10,835,260

		114,143,080
Professional Services - 1.3%
IHS Inc., Class A(1)	534,900	28,601,103
Verisk Analytics, Inc., Class A(1)	1,163,500	32,810,700

		61,411,803
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	1,682,226	60,358,269

Trading Companies & Distributors - 0.5%
Watsco, Inc., Class A	410,800	23,366,304

INFORMATION TECHNOLOGY - 35.3%
Communications Equipment - 1.5%
Juniper Networks, Inc.(1)	2,319,827	71,172,292

Computers & Peripherals - 1.5%
NetApp, Inc.(1)	2,172,675	70,742,298

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment & Instruments - 4.7%
Agilent Technologies, Inc.(1)	4,154,900	$142,887,011
Trimble Navigation Limited(1)	2,663,799	76,504,307

		219,391,318
Internet Software & Services - 4.2%
GSI Commerce, Inc.(1)	1,767,800	48,915,026
MercadoLibre, Inc.(1)	1,614,100	77,815,761
NetEase.com, Inc. (DR)(1)(2)	129,200	4,582,724
Vistaprint N.V.(1)	1,188,100	68,018,725

		199,332,236
IT Services - 2.3%
Cognizant Technology Solutions Corporation, Class A(1)	730,700	37,251,086
The Western Union Company	4,070,947	69,043,261

		106,294,347
Semiconductors & Semiconductor Equipment - 8.8%
Analog Devices, Inc.	1,584,066	45,652,782
ARM Holdings PLC (DR)(2)	8,073,800	86,308,922
Broadcom Corporation, Class A	2,160,919	71,699,292
Cree, Inc.(1)	844,711	59,315,606
MEMC Electronic Materials, Inc.(1)	3,745,598	57,420,017
NVIDIA Corporation(1)	5,424,476	94,277,393

		414,674,012
Software - 12.3%
ANSYS, Inc.(1)	1,314,500	56,707,530
AsiaInfo Holdings, Inc.(1)	960,000	25,420,800
Autodesk, Inc.(1)	2,659,237	78,234,753
Blackboard Inc.(1)	1,321,100	55,037,026
Citrix Systems, Inc.(1)	2,417,060	114,737,838
Concur Technologies, Inc.(1)	525,900	21,567,159
Electronic Arts Inc.(1)	1,248,535	23,297,663
Mc Afee, Inc.(1)	459,728	18,448,885
Red Hat, Inc.(1)	2,071,188	60,623,673
salesforce.com, inc.(1)	686,535	51,112,531
SolarWinds, Inc.(1)	685,600	14,850,096
VMware, Inc., Class A(1)	1,102,502	58,763,357

		578,801,311
MATERIALS - 1.9%
Chemicals - 1.9%
Agrium Inc.(2)	1,236,700	87,348,121

Total common stocks (Cost $3,419,949,319)		4,588,011,799

19

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $113,520,000(4) (Cost $113,520,000)	$113,520,000	$113,520,000

Total investments - 100.2% (Cost $3,533,469,319)		4,701,531,799

Other assets less liabilities - (0.2%)		(8,374,572)

Total net assets - 100.0%(5)		$4,693,157,227

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Agrium Inc.	Canada	U.S. dollar
ARM Holdings PLC (DR)	United Kingdom	U.S. dollar
Ctrip.com International, Ltd. (DR)	China	U.S. dollar
Gafisa S.A. (DR)	Brazil	U.S. dollar
HDFC Bank Limited (DR)	India	U.S. dollar
Home Inns & Hotels Management, Inc. (DR)	China	U.S. dollar
NetEase.com, Inc. (DR)	China	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	4/22/2010	$24,557,715
U.S. Treasury Bill	5/20/2010	91,236,749

		$115,794,464

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

TOP TEN HOLDINGS - MARCH 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Allergan, Inc.	United States	4.2%
Cerner Corporation	United States	3.7
Kohl’s Corporation	United States	3.3
Precision Castparts Corp.	United States	3.1
Agilent Technologies, Inc.	United States	3.0
Citrix Systems, Inc.	United States	2.4
CME Group Inc.	United States	2.3
Cummins Inc.	United States	2.2
Smith International, Inc.	United States	2.0
NVIDIA Corporation	United States	2.0

Total		28.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

20

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2010 (Unaudited)

	EMERGING MARKETS	INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$270,126,326	$10,237,492,465
Short-term investments (repurchase agreements), at value	9,104,000	102,820,000

Total investments	279,230,326	10,340,312,465
Cash	273	9,942,764
Foreign currency	279,923	5,217,422
Net unrealized gain on foreign currency forward contracts	3,894	-
Receivable from investments sold	1,777,772	66,610,350
Receivable from fund shares sold	11,745,667	23,716,640
Dividends and interest receivable	578,796	22,531,513
Receivable from Adviser	141,861	-
Other assets	1,846	335,637

Total assets	293,760,358	10,468,666,791

LIABILITIES:
Net unrealized loss on foreign currency forward contracts	-	94,784
Payable for investments purchased	6,724,770	101,301,739
Payable for fund shares redeemed	5,296	14,432,846
Payable for operating expenses	424,956	4,100,414
Payable for withholding taxes	213,553	987,617
Payable for deferred directors’ compensation	1,846	335,637

Total liabilities	7,370,421	121,253,037

Total net assets	$286,389,937	$10,347,413,754

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$271,997,081	$11,611,798,446
Net unrealized appreciation on investments and foreign currency related transactions	38,462,925	1,435,702,385
Accumulated undistributed net investment loss	(1,053,593)	(14,444)
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(23,016,476)	(2,700,072,633)

	$286,389,937	$10,347,413,754

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares		$7,898,468,881
Institutional Shares	$145,946,526	$2,448,944,873
Advisor Shares	$140,443,411
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares		392,148,882
Institutional Shares	10,247,398	120,851,920
Advisor Shares	9,843,299
Net asset value, offering price and redemption price per share
Investor Shares		$20.14
Institutional Shares	$14.24	$20.26
Advisor Shares	$14.27
Cost of securities of unaffiliated issuers held	$240,583,385	$8,905,079,308
Cost of foreign currency	$279,586	$5,218,900

The accompanying notes are an integral part of the financial statements.

21

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2010 (Unaudited) (Continued)

	INTERNATIONAL VALUE	MID CAP
ASSETS:
Investments in securities, unaffiliated, at value	$2,457,168,021	$4,523,220,167
Investments in securities, affiliated, at value	111,708,614	64,791,632
Short-term investments (repurchase agreements), at value	186,854,000	113,520,000

Total investments	2,755,730,635	4,701,531,799
Cash	297	861
Foreign currency	29	-
Net unrealized gain on foreign currency forward contracts	266,492	-
Receivable from investments sold	563,677	22,602,567
Receivable from fund shares sold	55,027,930	5,599,555
Dividends and interest receivable	8,753,458	784,684
Other assets	38,700	125,928

Total assets	2,820,381,218	4,730,645,394

LIABILITIES:
Payable for investments purchased	38,414,043	29,298,029
Payable for fund shares redeemed	1,005,807	5,501,114
Payable for operating expenses	648,542	2,563,096
Payable for withholding taxes	460,069	-
Payable for deferred directors’ compensation	38,700	125,928

Total liabilities	40,567,161	37,488,167

Total net assets	$2,779,814,057	$4,693,157,227

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,594,789,064	$4,317,541,199
Net unrealized appreciation on investments and foreign currency related transactions	358,608,929	1,168,062,480
Accumulated undistributed net investment loss	(15,129,185)	(16,780,962)
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(158,454,751)	(775,665,490)

	$2,779,814,057	$4,693,157,227

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,291,129,889	$4,202,122,581
Institutional Shares	$488,684,168	$491,034,646
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	95,215,974	154,426,292
Institutional Shares	20,310,951	17,508,599
Net asset value, offering price and redemption price per share
Investor Shares	$24.06	$27.21
Institutional Shares	$24.06	$28.05
Cost of securities of unaffiliated issuers held	$2,311,049,928	$3,462,424,376
Cost of securities of affiliated issuers held	$86,168,295	$71,044,943
Cost of foreign currency	$29	-

The accompanying notes are an integral part of the financial statements.

22

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2010 (Unaudited)

	EMERGING MARKETS	INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$1,225,176	$59,810,650
Interest	501	17,449

Total investment income	1,225,677	59,828,099

EXPENSES:
Advisory fees	1,110,713	47,914,583
Transfer agent fees
Investor Shares		8,388,380
Institutional Shares	8,492	11,527
Advisor Shares	149,993
Shareholder communications
Investor Shares		508,071
Institutional Shares	719	14,220
Advisor Shares	16,272
Custodian fees	172,611	1,818,931
Accounting fees	30,377	31,250
Professional fees	41,191	239,389
Registration fees
Investor Shares		403,113
Institutional Shares	27,465	8,812
Advisor Shares	76,409
Directors’ fees	3,464	204,008
Other operating expenses	3,007	261,514

Total operating expenses	1,640,713	59,803,798

Less amounts waived or paid by the Adviser	(141,861)	-

Net Expenses	1,498,852	59,803,798

Net investment income (loss)	(273,175)	24,301

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	5,292,507	18,329,042
Foreign currency related transactions	(139,953)	(1,830,151)

	5,152,554	16,498,891
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	16,546,347	87,246,355
Foreign currency related transactions	(103,188)	1,678,265

	16,443,159	88,924,620

Net gain on investments and foreign currency related transactions	21,595,713	105,423,511

Net increase in net assets resulting from operations	$21,322,538	$105,447,812

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers
	Emerging Markets	$87,876
	International	5,217,031

The accompanying notes are an integral part of the financial statements.

23

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2010 (Unaudited) (Continued)

	INTERNATIONAL VALUE	MID CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$26,925,750	$8,858,869
Interest	11,308	8,876

Total investment income	26,937,058	8,867,745

EXPENSES:
Advisory fees	11,098,993	20,221,144
Transfer agent fees
Investor Shares	1,919,440	4,714,535
Institutional Shares	9,271	9,177
Shareholder communications
Investor Shares	94,892	233,552
Institutional Shares	1,230	3,392
Custodian fees	288,552	44,884
Accounting fees	32,545	24,111
Professional fees	50,028	86,135
Registration fees
Investor Shares	74,375	56,896
Institutional Shares	15,517	7,109
Directors’ fees	41,792	91,644
Other operating expenses	26,874	51,837

Total operating expenses	13,653,509	25,544,416

Net investment income (loss)	13,283,549	(16,676,671)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	(6,760,461)	16,628,580
Foreign currency related transactions	(542,103)	-

	(7,302,564)	16,628,580
Net increase in unrealized appreciation or depreciation on:
Investments	168,549,557	499,422,766
Foreign currency related transactions	36,405	-

	168,585,962	499,422,766

Net gain on investments and foreign currency related transactions	161,283,398	516,051,346

Net increase in net assets resulting from operations	$174,566,947	$499,374,675

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized gain (loss) on investments from affiliated issuers
	International Value	$1,617,142	$70,505
	Mid Cap	11,368	-

The accompanying notes are an integral part of the financial statements.

24

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets

	EMERGING MARKETS		INTERNATIONAL
	Six Months Ended 3/31/2010(1)	Year Ended 9/30/2009	Six Months Ended 3/31/2010(1)	Year Ended 9/30/2009
OPERATIONS:
Net investment income (loss)	$(273,175)	$743,057	$24,301	$132,762,575
Net realized gain (loss) on:
Investments	5,292,507	(26,362,147)	18,329,042	(2,628,919,339)
Foreign currency related transactions	(139,953)	(230,806)	(1,830,151)	(2,414,432)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	16,546,347	52,745,622	87,246,355	2,629,216,166
Foreign currency related transactions	(103,188)	20,169	1,678,265	613,814

Net increase in net assets resulting from operations	21,322,538	26,915,895	105,447,812	131,258,784

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares			(94,522,015)	(73,117,872)
Institutional Shares	(988,454)	(747,694)	(34,565,734)	(37,487,951)
Advisor Shares	(508,663)	(51,612)
Net realized gains on investment transactions:
Investor Shares			-	(274,728,222)
Institutional Shares	-	(59,063)	-	(101,344,058)
Advisor Shares	-	(4,077)

Total distributions paid to shareholders	(1,497,117)	(862,446)	(129,087,749)	(486,678,103)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	112,155,396	55,346,259	(256,801,033)	(820,456,337)

Total increase (decrease) in net assets	131,980,817	81,399,708	(280,440,970)	(1,175,875,656)

Net assets, beginning of period	154,409,120	73,009,412	10,627,854,724	11,803,730,380

Net assets, end of period	$286,389,937	$154,409,120	$10,347,413,754	$10,627,854,724

Accumulated undistributed net investment income (loss)	$(1,053,593)	$716,697	$(14,444)	$129,049,002

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

25

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	INTERNATIONAL VALUE		MID CAP
	Six Months Ended 3/31/2010(1)	Year Ended 9/30/2009	Six Months Ended 3/31/2010(1)	Year Ended 9/30/2009
OPERATIONS:
Net investment income (loss)	$13,283,549	$11,511,387	$(16,676,671)	$(17,497,526)
Net realized gain (loss) on:
Investments	(6,760,461)	(139,186,395)	16,628,580	(769,509,214)
Foreign currency related transactions	(542,103)	9,770,470	-	-
Net increase in unrealized appreciation or depreciation on:
Investments	168,549,557	299,492,429	499,422,766	792,263,717
Foreign currency related transactions	36,405	548,147	-	-

Net increase in net assets resulting from operations	174,566,947	182,136,038	499,374,675	5,256,977

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(34,819,928)	(10,176,045)	-	-
Institutional Shares	(7,409,299)	(2,362,145)	-	-
Net realized gains on investment transactions:
Investor Shares	-	-	-	(40,893,720)
Institutional Shares	-	-	-	(5,219,106)

Total distributions paid to shareholders	(42,229,227)	(12,538,190)	-	(46,112,826)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	627,730,685	634,624,462	50,716,869	(85,588,305)

Total increase (decrease) in net assets	760,068,405	804,222,310	550,091,544	(126,444,154)

Net assets, beginning of period	2,019,745,652	1,215,523,342	4,143,065,683	4,269,509,837

Net assets, end of period	$2,779,814,057	$2,019,745,652	$4,693,157,227	$4,143,065,683

Accumulated undistributed net investment income (loss)	$(15,129,185)	$13,816,491	$(16,780,962)	$(104,290)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

26

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27

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN EMERGING MARKETS FUND
Institutional Shares
3/31/2010	(5)	$13.02	$(0.02)	$1.35	$1.33	$(0.11)	$-
9/30/2009		11.15	0.09	1.91	2.00	(0.12)	(0.01)
9/30/2008		16.71	0.18	(5.41)	(5.23)	(0.01)	(0.32)
9/30/2007		11.15	0.09	5.81	5.90	(0.03)	(0.31)
9/30/2006	(6)	10.00	0.03	1.12	1.15	-	-

ARTISAN INTERNATIONAL FUND
Institutional Shares
3/31/2010	(5)	$20.29	$0.02	$0.23	$0.25	$(0.28)	$-
9/30/2009		20.51	0.28	0.46	0.74	(0.26)	(0.70)
9/30/2008		33.99	0.42	(9.16)	(8.74)	(0.27)	(4.47)
9/30/2007		28.92	0.37	7.52	7.89	(0.49)	(2.33)
9/30/2006		24.54	0.22	4.62	4.84	(0.46)	-
9/30/2005		19.44	0.25	5.01	5.26	(0.16)	-

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Emerging Markets Institutional Shares	9/30/2009	1.81%	0.71%
	9/30/2008	1.51%	1.16%
	9/30/2007	3.19%	(1.08)%
	9/30/2006	7.58%	(5.11)%

(5)	Unaudited. For the six months ended March 31, 2010.
(6)	For the period from commencement of operations (June 26, 2006) through September 30, 2006.

28

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$(0.11)	$14.24	10.27%	$145.9	1.36%	(0.24)%	11.99%
(0.13)	13.02	18.66	104.0	1.50	1.02	56.88
(0.33)	11.15	(31.91)	69.8	1.50	1.17	42.24
(0.34)	16.71	53.99	18.4	1.44	0.67	71.28
-	11.15	11.50	5.9	1.40	1.07	24.26

$(0.28)	$20.26	1.24%	$2,448.9	0.98%	0.18%	36.53%
(0.96)	20.29	5.25	2,912.7	0.99	1.76	82.38
(4.74)	20.51	(29.83)	3,043.8	0.98	1.50	54.42
(2.82)	33.99	28.99	5,049.3	0.98	1.22	66.30
(0.46)	28.92	20.07	4,116.0	1.00	0.82	57.80
(0.16)	24.54	27.21	3,988.1	0.99	1.11	56.15

The accompanying notes are an integral part of the financial statements.

29

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN INTERNATIONAL VALUE FUND
Institutional Shares
3/31/2010	(4)	$22.83	$0.16	$1.52	$1.68	$(0.45)	$-
9/30/2009		21.22	0.21	1.66	1.87	(0.26)	-
9/30/2008		28.53	0.52	(5.58)	(5.06)	(0.58)	(1.67)
9/30/2007		26.71	0.41	3.14	3.55	(0.45)	(1.28)

ARTISAN MID CAP FUND
Institutional Shares
3/31/2010	(4)	$25.00	$(0.07)	$3.12	$3.05	$-	$-
9/30/2009		24.71	(0.06)	0.63	0.57	-	(0.28)
9/30/2008		37.78	(0.14)	(7.03)	(7.17)	-	(5.90)
9/30/2007		32.24	(0.16)	9.17	9.01	-	(3.47)
9/30/2006		31.21	(0.10)	2.46	2.36	-	(1.33)
9/30/2005		26.38	(0.12)	4.95	4.83	-	-

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Unaudited. For the six months ended March 31, 2010.

30

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)

$(0.45)	$24.06	7.49%	$488.7	1.00%	1.35%	10.57%
(0.26)	22.83	9.14	280.2	1.04	1.17	55.49
(2.25)	21.22	(18.92)	186.1	1.03	2.10	44.72
(1.73)	28.53	13.48	218.9	1.06	1.47	45.60

$-	$28.05	12.16%	$491.0	0.96%	(0.55)%	32.42%
(0.28)	25.00	2.77	454.5	0.97	(0.32)	68.39
(5.90)	24.71	(22.23)	537.2	0.95	(0.46)	79.76
(3.47)	37.78	30.17	785.4	0.95	(0.47)	71.04
(1.33)	32.24	7.66	797.9	0.95	(0.31)	73.59
-	31.21	18.35	981.3	0.95	(0.40)	83.00

The accompanying notes are an integral part of the financial statements.

31

ARTISAN FUNDS, INC.

Notes to Financial Statements – March 31, 2010 (Unaudited)

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Artisan Funds is a series comprised of twelve open-end, diversified mutual funds. Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”), Artisan International Fund (“International Fund” or “International”), Artisan International Value Fund (“International Value Fund” or “International Value”) and Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”), each a series of Artisan Funds (each a “Fund,” and collectively, the “Funds”), commenced operations on June 26, 2006, December 28, 1995, September 23, 2002 and June 27, 1997, respectively. Each Fund’s investment objective is to seek long-term capital growth.

Emerging Markets Fund offers shares of capital stock of two classes – Institutional Shares and Advisor Shares – and has offered Institutional Shares since the commencement of operations and began offering Advisor Shares on June 2, 2008. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored programs and institutional or other investors. All investments and exchanges are subject to approval by the Fund. International Fund, International Value Fund and Mid Cap Fund offer shares of capital stock of two classes – Institutional Shares and Investor Shares – and have offered Investor Shares since the commencement of operations. International Fund, International Value Fund and Mid Cap Fund began offering Institutional Shares on July 1, 1997, October 1, 2006 and July 1, 2000, respectively. Institutional Shares are sold to institutional investors meeting certain minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

Each Fund is managed by Artisan Partners Limited Partnership (the “Adviser”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)

Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less

32

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market and over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, International Fund, and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of

33

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability.

The risks of foreign investments are typically greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make such markets also heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(b)

Fair Value Measurements – Under generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions

34

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments, based on the inputs used to determine their fair values as of March 31, 2010:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Equity Securities(1)
Emerging Asia	$120,758,237	$-	$-	$120,758,237
Latin America	71,059,360	-	-	71,059,360
Emerging Europe, Middle East & Africa	70,161,766	1,444,259	-	71,606,025
Developed Markets	6,702,704	-	-	6,702,704
Repurchase Agreements	-	9,104,000	-	9,104,000
Total	$268,682,067	$10,548,259	$-	$279,230,326
International
Equity Securities(1)
Americas	$751,464,191	$-	$-	$751,464,191
Emerging Markets	1,317,290,822	-	-	1,317,290,822
Europe	6,722,712,543	-	-	6,722,712,543
Pacific Basin	1,446,024,909	-	-	1,446,024,909
Repurchase Agreements	-	102,820,000	-	102,820,000
Total	$10,237,492,465	$102,820,000	$-	$10,340,312,465

35

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Value
Equity Securities(1)
Americas	$387,929,981	$-	$-	$387,929,981
Emerging Markets	16,492,682	-	-	16,492,682
Europe	1,774,267,419	64,270,765	-	1,838,538,184
Pacific Basin	325,915,788	-	-	325,915,788
Repurchase Agreements	-	186,854,000	-	186,854,000
Total	$2,504,605,870	$251,124,765	$-	$2,755,730,635
Mid Cap
Equity Securities(1)	$4,588,011,799	-	$-	$4,588,011,799
Repurchase Agreements	-	$113,520,000	-	113,520,000
Total	$4,588,011,799	$113,520,000	$-	$4,701,531,799

(1)See Fund’s Schedule of Investments for sector or country classifications.

(c)	Income taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all open tax years and have concluded that as of March 31, 2010, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Funds may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Payable for withholding taxes” on the accompanying Statements of Assets and Liabilities.

(d)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)

Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S.

36

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency forward contracts to hedge the foreign currency exposure on open payables and receivables. These foreign currency forward contracts, or spot contracts, generally settle within two business days. The Funds also may enter into foreign currency forward contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities, although they generally do not do so. Foreign currency forward contracts were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Funds could be exposed to loss if the counterparties fail to perform under these contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(g)	Depositary receipts – Each of the Funds may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)

Securities lending – Each of the Funds may enter into securities lending transactions secured by collateral in the form of U.S. Government securities at least equal to, at all times, the fair value of the securities loaned. Any such collateral will be held in a custody account maintained by State Street Bank and Trust Company, the Funds’ custodian. When securities are on loan, the Fund does not receive dividends on the securities loaned, but receives compensation from the borrower in lieu of such dividends. Gain or loss in the fair value of the securities loaned that may occur during

37

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the term of the loan will be for the account of the applicable Fund. In entering into securities lending arrangements, the Fund takes the risk that the borrower may not provide additional collateral when required or return the securities when due or, if the borrower defaults, the Fund may experience delays in selling collateral or the collateral may not be sufficient to cover the value of securities lent. There were no securities on loan during the six months ended March 31, 2010.

(i)	Equity-linked participation certificates – Emerging Markets Fund, International Fund, and International Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution.

(j)	Commission recapture – Each of the Funds had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations as follows:

Emerging Markets	$-
International	-
International Value	23,579
Mid Cap	146,912

(k)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(l)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Funds.

(m)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

38

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund, International Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund pays a monthly management fee to the Adviser as follows:

Emerging Markets Fund

Average Daily Net Assets	Annual Rate
All	1.050%

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Value Fund and Mid Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

The Adviser has contractually agreed to waive its management fee, and to the extent that fee waiver is insufficient, to reimburse Emerging Markets Fund for any ordinary operating expenses in an amount sufficient to cause the Fund’s ordinary operating expenses, including the management fee, to be not more than 1.50% of average daily net assets, annually. For the period ended March 31, 2010, the Adviser paid operating expenses on behalf of the Adviser Shares of Emerging Markets Fund. Emerging Markets Fund reimburses the Adviser

39

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

annually for operating expenses paid on their behalf up to 1.50% of average daily net assets, annually. The amount of operating expenses owed to the Adviser is included in payable for advisory fees and payable for operating expenses on the Statements of Assets and Liabilities for Emerging Markets Fund.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds.

Prior to April 1, 2010, each director who was not an affiliated person of the Adviser received an annual retainer of $170,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increases by $10,000 with each new series of Artisan Funds. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. Effective April 1, 2010, each director who was not an affiliated person of Artisan Funds or the Adviser received an annual retainer of $180,000, payable quarterly, due to the commencement of operations of Global Equity Fund. The other additional annual retainer fees were unchanged. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of Artisan Funds as selected by the individual directors. Each Fund purchased shares of Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds were paid by the Adviser.

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2010, under which each Fund may borrow up to the lesser of (a) $75 million or (b) the lesser of (i) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less liabilities and the value of any assets pledged to anyone other than SSB, (after giving effect to the loan) or (ii) the maximum amount the Fund may borrow under the Investment Company Act of 1940, the limitations included in the Fund’s prospectus, or any limit or restriction under any law or regulation to which the Fund was subject or any agreement to which the Fund or Artisan Funds is a party; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line of credit and interest was charged on any borrowings at the current Federal Funds rate plus

40

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.25%. SSB has agreed to waive 0.05% of the commitment fee by reducing the Funds’ custody expenses until August 2010. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2010, there were no borrowings under the line of credit for Emerging Markets Fund, International Fund, International Value Fund or Mid Cap Fund.

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2010 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$123,724,963	$24,265,947
International	3,629,731,630	4,003,688,236
International Value	813,576,243	226,483,794
Mid Cap	1,411,976,448	1,335,292,380

(6)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the six months ended March 31, 2010. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the six months ended March 31, 2010.

		As of 9/30/09					As of 3/31/10
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
International Value
	Arch Capital Group Ltd.(2)(3)	1,276,234	$15,503,884	$2,666,744	$70,505	$-	1,465,031	$111,708,614
	Total(4)		$15,503,884	$2,666,744	$70,505	$-		$111,708,614
Mid Cap
	athenahealth, Inc.(2)(3)	833,900	$38,205,101	$-	$-	$-	1,772,200	$64,791,632
	Total(4)		$38,205,101	$-	$-	$-		$64,791,632

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was not an affiliate as of September 30, 2009.
(3)	Non-income producing security.
(4)	Total value as of March 31, 2010 is presented for only those issuers that were affiliates as of March 31, 2010.

41

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(7)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of March 31, 2010 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Emerging Markets	$250,872,746	$33,656,175	$(5,298,595)	$28,357,580
International	9,007,443,552	1,623,414,514	(290,545,601)	1,332,868,913
International Value	2,456,647,044	323,685,505	(24,601,914)	299,083,591
Mid Cap	3,566,976,802	1,209,502,280	(74,947,283)	1,134,554,997

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2010 and the year ended September 30, 2009 was as follows:

	Six Months Ended 3/31/10		Year Ended 9/30/09
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Tax Return of Capital Distributions
Emerging Markets	$1,497,117	$-	$862,446	$-	$-
International	129,087,749	-	168,596,974	318,081,129	-
International Value	42,229,227	-	12,538,190	-	-
Mid Cap	-	-	-	46,112,826	-

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that may differ from U.S. generally accepted accounting principles. These differences were due to differing treatments for items such as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and post-October losses. Gains on redemptions-in-kind for International Fund of $123,107,002 were included in net realized gain (loss) on investments in the Statement of Operations for the period ended March 31, 2010, and were not recognized for Federal income tax purposes.

Additional tax information as of and for the year ended September 30, 2009 follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Post-October Losses
Emerging Markets	$1,495,995	$-	$13,611,288
International	129,070,165	-	1,743,954,947
International Value	40,471,520	-	100,777,481
Mid Cap	-	-	623,684,822

42

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

As of September 30, 2009, the Funds had capital loss carryovers as follows:

	Net Capital Loss Carryover	Expiration
Emerging Markets	$4,542,143	2017
International	846,687,411	2017
International Value	21,273,231	2017
Mid Cap	133,629,309	2017

(8)	Fund share activities:

Capital share transactions for the Funds were as follows:

	EMERGING MARKETS		INTERNATIONAL
Six Months ended March 31, 2010	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$39,528,000	$86,916,106	$1,037,740,753	$103,802,798
Net asset value of shares issued in reinvestment of dividends and distributions	983,707	499,770	85,906,490	32,932,785
Cost of shares redeemed(1)	(10,117,038)	(5,655,149)	(931,452,819)	(585,731,040)

Net increase (decrease) from fund share transactions	$30,394,669	$81,760,727	$192,194,424	$(448,995,457)

Shares sold	2,933,942	6,353,090	51,491,302	5,174,340
Shares issued in reinvestment of dividends and distributions	73,686	37,352	4,233,932	1,614,352
Shares redeemed	(745,565)	(418,813)	(46,322,952)	(29,485,317)

Net increase (decrease) in capital shares	2,262,063	5,971,629	9,402,282	(22,696,625)

	EMERGING MARKETS		INTERNATIONAL
Year ended September 30, 2009	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$36,046,627	$42,105,884	$1,592,516,571	$172,950,986
Net asset value of shares issued in reinvestment of dividends and distributions	801,388	55,689	331,783,610	136,080,351
Cost of shares redeemed(1)	(20,916,631)	(2,746,698)	(2,620,368,565)	(433,419,290)

Net increase (decrease) from fund share transactions	$15,931,384	$39,414,875	$(696,068,384)	$(124,387,953)

Shares sold	3,727,344	3,845,456	102,961,075	11,471,176
Shares issued in reinvestment of dividends and distributions	104,212	7,232	22,089,455	9,017,916
Shares redeemed	(2,106,464)	(268,708)	(173,003,712)	(25,335,842)

Net increase (decrease) in capital shares	1,725,092	3,583,980	(47,953,182)	(4,846,750)

(1)	Net of redemption fees of:

Fund	3/31/2010	9/30/2009
Emerging Markets - Institutional Shares	$742	$618
Emerging Markets - Advisor Shares	528	36
International - Investor Shares	217,212	940,168
International - Institutional Shares	68,776	357,772

43

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL VALUE		MID CAP
Six Months ended March 31, 2010	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$583,014,527	$187,486,944	$470,150,921	$3,251,910
Net asset value of shares issued in reinvestment of dividends and distributions	31,364,232	5,318,821	-	-
Cost of shares redeemed(1)	(173,348,008)	(6,105,831)	(401,707,626)	(20,978,336)

Net increase (decrease) from fund share transactions	$441,030,751	$186,699,934	$68,443,295	$(17,726,426)

Shares sold	25,120,456	8,066,804	18,596,494	126,721
Shares issued in reinvestment of dividends and distributions	1,378,042	233,794	-	-
Shares redeemed	(7,487,022)	(262,767)	(16,061,242)	(800,348)

Net increase (decrease) in capital shares	19,011,476	8,037,831	2,535,252	(673,627)

	INTERNATIONAL VALUE		MID CAP
Year ended September 30, 2009	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$998,478,418	$89,768,173	$736,881,835	$40,963,051
Net asset value of shares issued in reinvestment of dividends and distributions	9,494,289	1,837,654	40,618,187	5,181,307
Cost of shares redeemed(1)	(442,674,211)	(22,279,861)	(787,631,410)	(121,601,275)

Net increase (decrease) from fund share transactions	$565,298,496	$69,325,966	$(10,131,388)	$(75,456,917)

Shares sold	52,470,821	4,662,123	38,015,250	2,178,933
Shares issued in reinvestment of dividends and distributions	527,754	102,319	2,392,119	297,093
Shares redeemed	(25,344,403)	(1,262,697)	(43,513,929)	(6,036,669)

Net increase (decrease) in capital shares	27,654,172	3,501,745	(3,106,560)	(3,560,643)

(1)	Net of redemption fees of:

Fund	3/31/2010	9/30/2009
International Value - Investor Shares	$124,861	$604,391
International Value - Institutional Shares	24,273	107,009

(9)	Subsequent Events:

The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

44

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2010 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period 10/1/2009-3/31/2010(1)
Artisan Emerging Markets Fund - Institutional Shares
Actual	$1,000.00	$1,102.70	$7.13
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.84
Artisan International Fund - Institutional Shares
Actual	$1,000.00	$1,012.40	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94
Artisan International Value Fund - Institutional Shares
Actual	$1,000.00	$1,074.90	$5.17
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

45

SHAREHOLDER EXPENSE EXAMPLE

	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period 10/1/2009-3/31/2010(1)
Artisan Mid Cap Fund - Institutional Shares
Actual	$1,000.00	$1,121.60	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended March 31, 2010 (shown below), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended March 31, 2010
Artisan Emerging Markets Fund - Institutional Shares	1.36%
Artisan International Fund - Institutional Shares	0.98%
Artisan International Value Fund - Institutional Shares	1.00%
Artisan Mid Cap Fund - Institutional Shares	0.96%

46

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“Artisan Partners”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to investment advisory agreements dated May 10, 2006 (Emerging Markets Fund); August 9, 2007 (Global Value Fund); December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); May 15, 2008 (Opportunistic Growth Fund); February 9, 2006 (Opportunistic Value Fund); March 27, 1995 (Small Cap Fund); and August 20, 1997 (Small Cap Value Fund) (each, an “Advisory Agreement” and together, the “Advisory Agreements”). Artisan Partners, a Delaware limited partnership, is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Investment Corporation, a Wisconsin corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on October 29, 2009 (the “Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2009 through November 30, 2010. The primary purpose of the Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

Prior to the Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors in response to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the

47

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ Advisory Agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the Special Meeting concerning the following:

•

Artisan Partners’ personnel and methods, including: Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel through compensation programs and equity participation and Artisan Partners’ assessment of recent hiring and retention experience; the compensation of Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ investment personnel devoted to the Funds; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ advisory personnel;

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; how the services performed by Artisan Partners under each Advisory Agreement differ from: (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies, and restrictions; Artisan Partners’ standard of care; and termination provisions;

•

Each Fund’s short- and long-term investment performance, including comparisons for various time periods with (a) other Artisan Partners client accounts managed in the same investment strategy, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•	Litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations of the Securities and Exchange Commission (the “SEC”);

•	Information regarding fee arrangements, including: a comparison of the Funds’ total expenses and total expense ratios with other mutual funds (taking into account factors

48

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

bearing on comparability, such as size, account-level charges, and investment objective); the structure of the advisory fees, including the method of computing fees and the frequency of payment of fees; a comparison of the advisory fees charged by Artisan Partners to the Funds with the advisory fees charged by other advisory organizations for managing mutual funds and other accounts, especially funds and accounts having similar investment goals and providing similar service; voluntary or contractual advisory fee limitations or reductions and relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased size; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners for managing other accounts including other mutual funds to which Artisan Partners provides sub-advisory services, with similar investment goals, including an explanation of any material differences, as well as any differences attributable to variations in service levels; information regarding other expenses, including expenses incurred by each of: (a) Artisan Partners, as adviser and administrator, (b) Artisan Distributors LLC, as the principal underwriter and (c) the Funds; custodian, shareholder servicing and transfer agent fees; and information regarding payments to financial intermediaries;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from its relationship with the Funds, in addition to the advisory fees, including receipt of research paid for with commissions and the benefits to Artisan Partners in attracting and retaining other clients; and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution, commissions paid, including commissions by purpose; allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; the execution of portfolio transactions through brokers who sell the Funds’ shares and steps taken to comply with Rule 12b-1(h) under the 1940 Act; and portfolio turnover rates;

•	Artisan Partners’ financial condition and stability and financial arrangements between Artisan Partners and its parent organization;

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenue, expenses and profits in providing services to the Funds on a Fund-by-Fund basis; the assumptions and allocation methodologies utilized for profitability analysis; Artisan Partners’ profit margins; and comparisons with Artisan Partners’ profit margins on other accounts managed by Artisan Partners; and

•

Potential conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the basis of decisions to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; the basis of allocating purchases and sales of the same security, including initial public offerings, among the Funds and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment

49

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

adviser that has other clients; Artisan Partners’ investments on its own behalf and possible conflicts with the Funds; Artisan Partners’ code of ethics; and Artisan Partners’ proxy voting policies.

On October 29, 2009 and November 11, 2009, the independent directors met separately with their independent counsel to review and discuss relevant information regarding the continuation of the Advisory Agreements and the information presented and discussed at the Special Meeting. The directors concluded their annual Advisory Agreement review at a regularly scheduled meeting on November 12, 2009. At the November 12th meeting, the independent directors and their independent counsel reviewed with the full board the information discussed at the Special Meeting and the November 11th meeting. The directors then considered whether any further discussion or review was necessary, concluding that the Special Meeting and the information reviewed by the independent directors at the November 11th and 12th meetings provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that each of International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term periods. The directors also concluded that each of Emerging Markets Fund, Global Value Fund, Opportunistic Growth Fund and Opportunistic Value Fund had adhered to its investment strategy and performed satisfactorily or better since inception periods. In addition, the directors concluded that, over the long-term, Small Cap Fund had adhered to its investment strategy and that performance was acceptable. Moreover, based on recent changes to the investment management team of Small Cap Fund, the directors concluded that prospects for the performance of that Fund were favorable.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners and the profits realized are reasonable in relation to the nature and quality of services provided and in comparison to (i) the fees charged by mutual funds considered by Lipper, Inc. to be within the same peer category or universe and (ii) the fees charged and the array of services offered to other Artisan clients, including its separate account clients, who have similar investment strategies and objectives, for which it provides few or no services other than portfolio management. The directors concluded that the Funds’ overall expense ratios are competitive and demonstrate Artisan Partners’ history of effective management of the Funds’ business and affairs. The directors also concluded that the shareholders of the Funds (except for International Small Cap Fund and Emerging Markets Fund) have appropriately benefited (or are expected to benefit) from economies of scale under the management fee structures in the Advisory Agreements. It was also concluded that Artisan Partners had not achieved (nor was likely to achieve) economies of scale in the management of International

50

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Small Cap Fund, because it closed at a small asset level. The directors also concluded that Artisan Partners had appropriately put in place a low initial fee schedule in lieu of breakpoints for Emerging Markets Fund.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2010 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

51

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of March 31, 2010. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Databases (“FactSet”). For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet as a secondary source for this information. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the markets in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

The indices to which the Funds are compared are:

Artisan Emerging Markets Fund – Morgan Stanley Capital International Emerging Markets IndexSM is a market-weighted index of companies in emerging markets.

52

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Artisan International and Artisan International Value Funds – Morgan Stanley Capital International EAFE® Index (MSCI EAFE®) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE®’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Fund – Morgan Stanley Capital International EAFE® Growth Index (MSCI EAFE® Growth) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, that exhibits growth investment style characteristics according to MSCI’s methodology. MSCI EAFE® Growth’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Value Fund – Morgan Stanley Capital International EAFE® Value Index (MSCI EAFE® Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, that exhibits value investment style characteristics according to MSCI’s methodology.

Artisan Mid Cap Fund – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly

53

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Russell Investment Group is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Artisan Funds, Inc. Russell Investment Group is not responsible for the formatting or configuration of this material or for any inaccuracy in Artisan Funds’ presentation thereof.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.399.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, upon request, by calling 800.399.1770 and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Artisan Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

54

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.399.1770

ARTISAN

SEMIANNUAL

REPORT

MARCH 31, 2010

ARTISAN EMERGING
MARKETS FUND

_________

ARTISAN FUNDS, INC.

ADVISOR SHARES

2	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

4	SCHEDULE OF INVESTMENTS

7	STATEMENT OF ASSETS AND LIABILITIES

8	STATEMENT OF OPERATIONS

9	STATEMENT OF CHANGES IN NET ASSETS

10	FINANCIAL HIGHLIGHTS

12	NOTES TO FINANCIAL STATEMENTS

22	SHAREHOLDER EXPENSE EXAMPLE

23	FACTORS CONSIDERED IN RENEWING THE FUND’S ADVISORY AGREEMENT

28	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

29	PROXY VOTING POLICIES AND PROCEDURES

30	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of the Advisor Shares of Artisan Emerging Markets Fund. Before investing, investors should consider carefully the Fund’s investment objective, risks and charges and expenses. For more complete information on the Fund, including fees and expenses, please call 866.574.1770 for a free prospectus. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussion presents information about the companies believed to be accurate, and the views of the portfolio managers, as of March 31, 2010. That information and those views may change, and the Fund disclaims any obligation to advise shareholders of any such changes. Artisan Emerging Markets Fund also offers an institutional class of shares for institutional investors meeting certain minimum investment requirements. A report on the institutional class is available under separate cover.

Artisan Funds offered through Artisan Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND (ARTZX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Emerging Markets Fund employs a fundamental research process to construct a diversified portfolio of emerging market companies. The team’s investment process is focused on identifying companies that are priced at a discount relative to the team’s estimate of their sustainable earnings.

•

Sustainable Earnings. The team believes that over the long term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. The team determines a company’s sustainable earnings based upon financial and strategic analysis. The financial analysis of a company’s balance sheet, income statement, and statement of cash flows focuses on identifying historical drivers of return on equity. The strategic analysis examines a company’s competitive advantages and financial strength to assess sustainability.

•

Valuation. The team believes that investment opportunities develop when businesses with sustainable earnings are undervalued relative to peers and historical industry, country and regional valuations. The team values a business and develops a price target based on their assessment of the business’s sustainable earnings and cash flow expectations and the team’s risk analysis.

•

Risk Analysis. The team believes that a disciplined risk framework allows greater focus on fundamental stock selection. The team incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. The risk-rating assessment includes a review of the currency, interest rate, monetary and fiscal policy and political risks to which a company is exposed.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/2/2008 to 3/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2010)

Fund / Index	Six Month(1)	1-Year	Since Inception
Artisan Emerging Markets Fund - Advisor Shares	10.26%	89.03%	-9.25%
MSCI Emerging Markets IndexSM	11.16	81.08	-7.23

(1)	Not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information call 866.574.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance. Absent that expense waiver, the Fund’s performance would have been lower. See page 28 for a description of the index.

2

INVESTING ENVIRONMENT

Emerging markets stocks were up 11.16% during the six-month period ended March 31, 2010, as measured by the MSCI Emerging Markets IndexSM. From a regional perspective, the EMEA (Europe, Middle East & Africa) region was the strongest performing region as stocks in Russia and South Africa posted gains of approximately 18% and 14%, respectively. Strong results in Latin America were driven by 22% gains in Mexican stocks and 13% gains in Brazilian stocks. Asia lagged other regions but still put up strong numbers. India was among the strongest Asian countries advancing nearly 13%, while China and Korea gained 6-8%. Taiwan trailed the overall market by a wide margin with a gain of only 4%.

SECTOR DIVERSIFICATION

Sector	9/30/09	3/31/10
Consumer Discretionary	10.9%	9.6%
Consumer Staples	6.2	6.9
Energy	12.7	11.1
Financials	14.8	16.0
Healthcare	2.2	1.8
Industrials	10.8	9.8
Information Technology	12.9	12.6
Materials	11.3	14.0
Telecommunication Services	11.8	10.7
Utilities	2.6	1.8
Other assets less liabilities	3.8	5.7
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund returned 10.26% during the six-month period. We benefited from the strength of our holdings in China, Turkey, Russia and Brazil. Some of our leading performers in these countries were fruit and vegetable producer Chaoda Modern Agriculture (Holdings) Limited, water treatment services provider Sound Global Ltd., investment and development bank Turkiye Sinai Kalkinma Bankasi A.S., rail freight transportation services provider Globaltrans Investment PLC, consumer products manufacturer Hypermarcas SA and truck and luxury coach manufacturer Marcopolo S.A.

On the downside, we were negatively impacted by our lack of investment in Israel, which advanced more than 25% in the Index, and by the underperformance of our holdings in Taiwan and Korea. Our biggest decliners in Taiwan were fertilizer manufacturer and land owner Taiwan Fertilizer Co., Ltd. and financial services provider Chinatrust Financial Holding Company Ltd. In Korea, our results were hindered by weakness in online educational programs provider MegaStudy Co., Ltd. and residential construction company Hyundai Development Company. Other weak performers in the portfolio included Samson Holding Ltd., real estate developer Rodobens Negocios Imobiliarios SA and Turkcell Iletisim Hizmetleri AS.

REGION ALLOCATION

Region	9/30/09	3/31/10
Emerging Asia	41.9%	42.2%
Emerging Europe, Middle East & Africa	24.1	25.0
Latin America	26.0	24.8
Developed Markets	4.2	2.3

As a percentage of total net assets.

FUND CHANGES

Our largest additions to the portfolio during the period included: Indian cement manufacturer India Cements Limited, Brazilian stock exchange operator BM&F BOVESPA SA, Russian steel manufacturer Magnitogorsk Iron & Steel Works, Indonesian auto manufacturer PT Astra International Tbk and Indian pipe manufacturer Welspun-Gujarat Stahl Ltd. Our purchases were funded in part by the sales of Gold Fields Limited, Turk Hava Yollari Anonim Ortakligi, All America Latina Logistica, Dufry South America Ltd and Sound Global Ltd.

3

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2010 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 94.3%

BRAZIL - 17.6%
Amil Participacoes SA	203,000	$1,580,988
BM&F BOVESPA SA	407,200	2,756,875
Companhia Energetica de Minas Gerais- CEMIG, Preferred(1)	100,747	1,672,366
Companhia Vale do Rio Doce	303,762	9,761,857
Empresa Brasileira de Aeronautica S.A.	288,900	1,709,016
Fleury SA(2)	121,500	1,298,113
Hypermarcas SA(2)	152,500	1,865,142
Iguatemi Empresa de Shopping Centers SA	106,300	1,790,247
Itau Unibanco Holdings SA, Preferred(1)	224,251	4,917,923
Marcopolo S.A., Preferred(1)	419,500	1,887,143
Petroleo Brasileiro S.A.	471,900	10,534,726
Randon SA Implementos e Participacoes, Preferred(1)	141,000	1,087,024
Rodobens Negocios Imobiliarios SA	142,100	998,819
SEB - Sistema Educacional Brasileiro SA (Units)(1)	137,400	1,854,303
SLC Agricola SA	147,982	1,209,918
Tele Norte Leste Participacoes S.A.	87,800	1,885,995
Tim Participacoes S.A., Preferred(1)	700,900	1,958,823
Wilson Sons Limited (DR)	129,821	1,704,569

		50,473,847
CHILE - 1.1%
Compania Cervecerias Unidas S.A.	214,778	1,604,358
Empresa Nacional de Telecomunicaciones S.A.	119,319	1,623,284

		3,227,642
CHINA - 11.6%
Airmedia Group, Inc. (DR)(2)	183,645	1,147,781
Ajisen China Holdings Limited	2,040,913	2,005,624
Chaoda Modern Agriculture (Holdings) Limited	3,758,536	4,003,361
China Dongxiang Group Company	3,961,000	2,841,584
China Mobile Limited	591,000	5,686,022
China Railway Construction Corporation, H Shares	1,209,500	1,487,681
GOME Electrical Appliances Holdings Limited(2)	9,329,587	3,136,198
Huabao International Holdings Limited	3,349,600	4,003,515
Mindray Medical International Limited, Class A (DR)	67,530	2,459,443

	Shares Held	Value

CHINA (CONTINUED)
New Oriental Education & Technology Group, Inc. (DR)(2)	18,445	$1,577,232
Tingyi (Cayman Islands) Holding Corporation	1,088,300	2,565,076
Zhuzhou CSR Times Electric Co., Ltd., H Shares	1,235,200	2,335,414

		33,248,931
CZECH REPUBLIC - 0.6%
CEZ	39,658	1,873,367

EGYPT - 2.0%
Commercial International Bank	157,181	1,855,569
Egyptian Financial Group-Hermes Holding	539,401	3,087,889
Orascom Construction Industries	17,679	848,630

		5,792,088
HONG KONG - 0.5%
Samson Holding Ltd.	9,107,955	1,536,713

HUNGARY - 0.7%
MOL Hungarian Oil and Gas Nyrt., Class A(2)	20,072	2,053,574

INDIA - 5.1%
Cairn India Ltd.(2)	482,077	3,273,442
India Cements Limited	1,009,184	2,944,718
Nagarjuna Construction Company Ltd.	543,295	1,972,538
Patni Computer Systems Ltd	172,770	2,062,696
Power Finance Corporation	339,980	1,959,457
Welspun Gujarat Stahl Rohren Ltd.	380,304	2,318,080

		14,530,931
INDONESIA - 3.5%
PT Astra International Tbk	527,000	2,426,650
PT Bank Rakyat Indonesia	2,432,000	2,204,956
PT Indocement Tunggal Prakarsa Tbk	1,844,095	2,887,890
PT Telekomunikasi Indonesia	2,951,500	2,611,086

		10,130,582
ITALY - 0.5%
Tenaris S.A. (DR)	36,186	1,553,827

KAZAKSTAN - 1.1%
KazMunaiGas Exploration Production (DR)	122,896	3,031,844

4

	Shares Held	Value

KOREA - 8.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	96,534	$1,851,419
Hyundai Development Company	42,381	1,237,962
MegaStudy Co., Ltd.	9,662	1,592,614
Samsung Electronics Co., Ltd.	17,566	12,699,623
Shinhan Financial Group Co., Ltd.	89,587	3,519,503
Shinsegae Co., Ltd.	6,443	3,046,538

		23,947,659
MEXICO - 6.1%
America Movil SAB de C.V., Series L	2,319,763	5,844,555
Bolsa Mexicana de Valores SA(2)	1,003,290	1,590,495
Fomento Economico Mexicano SAB, Series UBD (Units)	485,382	2,308,791
Grupo Financiero Banorte S.A.B. de C.V.	640,241	2,839,819
Grupo Televisa S.A.	576,541	2,436,033
Urbi, Desarrollos Urbanos, S.A. de C.V.(2)	1,012,562	2,338,178

		17,357,871
NETHERLANDS - 0.5%
Plaza Centers (Europe) BV(2)	646,147	1,323,712

POLAND - 0.7%
Polski Koncern Naftowy Orlen S.A.(2)	138,109	1,875,877

RUSSIA - 6.0%
Globaltrans Investment PLC (DR)(2)	214,628	2,800,895
LUKOIL (DR)	98,552	5,587,898
Magnit	20,811	1,810,557
Magnitogorsk Iron & Steel Works (DR)(2)	218,787	2,651,698
Mobile TeleSystems (DR)	50,086	2,779,773
Razguliay Group(2)(3)	806,642	1,444,259

		17,075,080
SOUTH AFRICA - 8.8%
ABSA Group Limited	158,286	3,092,376
African Bank Investments Limited	449,980	2,199,319
Barloworld Limited	234,550	1,587,228
Grindrod Limited	971,165	2,041,330
Harmony Gold Mining Company Limited	223,987	2,115,710
Impala Platinum Holdings Limited	178,266	5,237,539
Mondi Limited	418,596	3,091,878
Mr. Price Group Limited	294,347	1,608,376
MTN Group Limited(2)	280,772	4,317,345

		25,291,101
SWEDEN - 0.8%
Alliance Oil Co Ltd. (DR)(2)	144,000	2,288,452

TAIWAN - 10.4%
Acer Inc.	622,599	1,838,900
Cathay Financial Holding Co., Ltd.(2)	1,330,292	2,220,085

	Shares Held	Value

TAIWAN (CONTINUED)
Chinatrust Financial Holding Company Ltd.	3,020,838	$1,712,170
Far Eastern Textile Ltd.	1,642,698	1,805,219
Hon Hai Precision Industry Co., Ltd.	1,037,729	4,492,970
HTC Corporation	276,400	3,228,931
MediaTek Incorporation	220,214	3,820,704
Prime View International Co., Ltd.(2)	1,197,000	2,167,249
Taiwan Fertilizer Co., Ltd.	842,000	2,691,070
Taiwan Semiconductor Manufacturing Company Ltd.	3,006,647	5,822,432

		29,799,730
THAILAND - 3.2%
Bangkok Bank Public Company Limited (DR)	479,200	1,948,811
Bumrungrad Hospital Public Company Limited (DR)	1,422,400	1,352,677
Glow Energy Pcl (DR)	1,490,500	1,774,679
Siam Commercial Bank Public Company Limited (DR)	868,600	2,471,353
Total Access Communication Public Company Limited (DR)	1,339,000	1,552,884

		9,100,404
TURKEY - 4.4%
Cimsa Cimento Sanayi ve Ticaret A.S.	411,394	2,317,522
Ford Otomotiv Sanayi A.S.	265,519	1,924,368
Tekfen Holding A.S.(2)	472,882	1,775,936
Tupras-Turkiye Petrol Rafinerileri A.S.	72,949	1,658,205
Turkcell Iletisim Hizmetleri AS	378,631	2,307,585
Turkiye Sinai Kalkinma Bankasi A.S.(2)	1,809,135	2,693,886

		12,677,502
UNITED ARAB EMIRATES - 0.7%
Air Arabia	7,254,521	1,935,592

Total common and preferred stocks (Cost $231,479,385)		270,126,326

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/10, due 4/1/10, maturity value $9,104,000(4) (Cost $9,104,000)	$9,104,000	9,104,000

Total investments - 97.5% (Cost $240,583,385)		279,230,326

Other assets less liabilities - 2.5%		7,159,611

Total net assets - 100.0%(5)		$286,389,937

5

(1)	Non-voting shares.
(2)	Non-income producing security.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $1,444,259 or 0.5% of total net assets.

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	11/15/2016	$9,283,716

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - MARCH 31, 2010 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$27,424,473	9.6%
Consumer Staples	19,858,000	6.9
Energy	31,857,845	11.1
Financials	45,765,433	16.0
Healthcare	5,110,233	1.8
Industrials	28,067,596	9.8
Information Technology	36,133,505	12.6
Materials	40,021,477	14.0
Telecommunication Services	30,567,352	10.7
Utilities	5,320,412	1.8

Total common and preferred stocks	270,126,326	94.3
Short-term investments	9,104,000	3.2

Total investments	279,230,326	97.5
Other assets less liabilities	7,159,611	2.5

Total net assets	$286,389,937	100.0%

CURRENCY EXPOSURE - MARCH 31, 2010 (Unaudited)
	Value	Percentage of Total Investments
Brazilian real	$50,473,847	18.1%
British pound	1,323,712	0.5
Chilean peso	3,227,642	1.1
Czech koruna	1,873,367	0.7
Egyptian pound	5,792,088	2.1
Hong Kong dollar	29,601,188	10.6
Hungarian forint	2,053,574	0.7
Indian rupee	14,530,931	5.2
Indonesian rupiah	10,130,582	3.6
Korean won	23,947,659	8.6
Mexican peso	17,357,871	6.2
Polish zloty	1,875,877	0.7
South African rand	25,291,101	9.0
Swedish krona	2,288,452	0.8
Taiwan dollar	29,799,730	10.7
Thai baht	9,100,404	3.3
Turkish lira	12,677,502	4.5
United Arab Emirates dirham	1,935,592	0.7
U.S. dollar	35,949,207	12.9

Total investments	$279,230,326	100.0%

TOP TEN HOLDINGS - MARCH 31, 2010 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	4.4%
Petroleo Brasileiro S.A.	Brazil	3.7
Companhia Vale do Rio Doce	Brazil	3.4
America Movil SAB de C.V.	Mexico	2.0
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	2.0
China Mobile Limited	China	2.0
LUKOIL	Russia	2.0
Impala Platinum Holdings Limited	South Africa	1.8
Itau Unibanco Holdings SA	Brazil	1.7
Hon Hai Precision Industry Co., Ltd.	Taiwan	1.6

Total		24.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

6

ARTISAN FUNDS, INC.

Statement of Assets and Liabilities – March 31, 2010 (Unaudited)

EMERGING MARKETS
ASSETS:
Investments in securities, unaffiliated, at value	$270,126,326
Short-term investments (repurchase agreements), at value	9,104,000

Total investments	279,230,326
Cash	273
Foreign currency	279,923
Net unrealized gain on foreign currency forward contracts	3,894
Receivable from investments sold	1,777,772
Receivable from fund shares sold	11,745,667
Dividends and interest receivable	578,796
Receivable from Adviser	141,861
Other assets	1,846

Total assets	293,760,358

LIABILITIES:
Payable for investments purchased	6,724,770
Payable for fund shares redeemed	5,296
Payable for operating expenses	424,956
Payable for withholding taxes	213,553
Payable for deferred directors’ compensation	1,846

Total liabilities	7,370,421

Total net assets	$286,389,937

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$271,997,081
Net unrealized appreciation on investments and foreign currency related transactions	38,462,925
Accumulated undistributed net investment loss	(1,053,593)
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(23,016,476)

$286,389,937

SUPPLEMENTARY INFORMATION:
Net assets
Institutional Shares	$145,946,526
Advisor Shares	$140,443,411
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Institutional Shares	10,247,398
Advisor Shares	9,843,299
Net asset value, offering price and redemption price per share
Institutional Shares	$14.24
Advisor Shares	$14.27
Cost of securities of unaffiliated issuers held	$240,583,385
Cost of foreign currency	$279,586

The accompanying notes are an integral part of the financial statements.

7

ARTISAN FUNDS, INC.

Statement of Operations – For the Six Months Ended March 31, 2010 (Unaudited)

EMERGING MARKETS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$1,225,176
Interest	501

Total investment income	1,225,677

EXPENSES:
Advisory fees	1,110,713
Transfer agent fees
Institutional Shares	8,492
Advisor Shares	149,993
Shareholder communications
Institutional Shares	719
Advisor Shares	16,272
Custodian fees	172,611
Accounting fees	30,377
Professional fees	41,191
Registration fees
Institutional Shares	27,465
Advisor Shares	76,409
Directors’ fees	3,464
Other operating expenses	3,007

Total operating expenses	1,640,713
Less amounts waived or paid by the Adviser	(141,861)

Net Expenses	1,498,852

Net investment loss	(273,175)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	5,292,507
Foreign currency related transactions	(139,953)

5,152,554
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	16,546,347
Foreign currency related transactions	(103,188)

16,443,159

Net gain on investments and foreign currency related transactions	21,595,713

Net increase in net assets resulting from operations	$21,322,538

(1)	Net of foreign taxes withheld of $87,876

The accompanying notes are an integral part of the financial statements.

8

ARTISAN FUNDS, INC.

Statement of Changes in Net Assets

	EMERGING MARKETS
	Six Months Ended 3/31/2010(1)	Year Ended 9/30/2009
OPERATIONS:
Net investment income (loss)	$(273,175)	$743,057
Net realized gain (loss) on:
Investments	5,292,507	(26,362,147)
Foreign currency related transactions	(139,953)	(230,806)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	16,546,347	52,745,622
Foreign currency related transactions	(103,188)	20,169

Net increase in net assets resulting from operations	21,322,538	26,915,895

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Institutional Shares	(988,454)	(747,694)
Advisor Shares	(508,663)	(51,612)
Net realized gains on investment transactions:
Institutional Shares	-	(59,063)
Advisor Shares	-	(4,077)

Total distributions paid to shareholders	(1,497,117)	(862,446)

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	112,155,396	55,346,259

Total increase in net assets	131,980,817	81,399,708

Net assets, beginning of period	154,409,120	73,009,412

Net assets, end of period	$286,389,937	$154,409,120

Accumulated undistributed net investment income (loss)	$(1,053,593)	$716,697

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

9

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN EMERGING MARKETS FUND
Advisor Shares
3/31/2010	(5)	$13.03	$(0.02)	$1.35	$1.33	$(0.09)	$-
9/30/2009		11.16	0.07	1.93	2.00	(0.12)	(0.01)
9/30/2008	(6)	17.43	0.04	(6.31)	(6.27)	-	-

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Emerging Markets Advisor Shares	3/31/2010	1.82%	(0.61)%
	9/30/2009	3.00%	(0.80)%
	9/30/2008	9.73%	(7.30)%

(5)	Unaudited. For the six months ended March 31, 2010.
(6)	For the period from commencement of operations (June 2, 2008) through September 30, 2008.

10

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$(0.09)	$14.27	10.26%	$140.4	1.50%	(0.28)%	11.99%
(0.13)	13.03	18.64	50.4	1.50	0.70	56.88
-	11.16	(35.97)	3.2	1.50	0.93	42.24

The accompanying notes are an integral part of the financial statements.

11

ARTISAN FUNDS, INC.

Notes to Financial Statements – March 31, 2010 (Unaudited)

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Artisan Funds is a series comprised of twelve open-end, diversified mutual funds. Artisan Emerging Markets Fund (the “Fund”), commenced operations on June 26, 2006. The Fund’s investment objective is to seek long-term capital growth.

Emerging Markets Fund offers shares of capital stock of two classes – Institutional Shares and Advisor Shares – and began offering Advisor Shares on June 2, 2008. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored programs and institutional or other investors. All investments and exchanges are subject to approval by the Fund. The financial statements of Institutional Shares are presented in a separate report.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

The Fund is managed by Artisan Partners Limited Partnership (the “Adviser”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of Artisan Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of the Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of the Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of the Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market and over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the

12

NOTES TO FINANCIAL STATEMENTS

time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund generally invested a significant portion, and perhaps as much as substantially all, of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Fund invested were sometimes open on days when the NYSE was not open and the Fund did not calculate its NAV, and sometimes were not open on days when the Fund did calculate its NAV. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Fund calculates its NAV. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Fund calculated its NAV.

The valuation committee concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

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NOTES TO FINANCIAL STATEMENTS

Estimates of fair values utilized by the Fund as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability.

The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make such markets also heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(b)	Fair Value Measurements – Under generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14

NOTES TO FINANCIAL STATEMENTS

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes the Fund’s investments, based on the inputs used to determine their fair values as of March 31, 2010:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities(1)
Emerging Asia	$120,758,237	$-	$-	$120,758,237
Latin America	71,059,360	-	-	71,059,360
Emerging Europe, Middle East & Africa	70,161,766	1,444,259	-	71,606,025
Developed Markets	6,702,704	-	-	6,702,704
Repurchase Agreements	-	9,104,000	-	9,104,000
Total	$268,682,067	$10,548,259	$-	$279,230,326

(1)	See Fund’s Schedule of Investments for country classifications.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since the Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Fund may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Fund has analyzed the tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Fund may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Payable for withholding taxes” on the accompanying Statement of Assets and Liabilities.

(d)	Portfolio transactions – In determining the Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)

Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of the Fund’s NAV on the day of valuation. Payables and

15

NOTES TO FINANCIAL STATEMENTS

receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Fund may enter into foreign currency forward contracts to hedge the foreign currency exposure on open payables and receivables. These foreign currency forward contracts, or spot contracts, generally settle within two business days. The Fund also may enter into foreign currency forward contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities, although they generally do not do so. Foreign currency forward contracts, if any, were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Fund could be exposed to loss if the counterparties fail to perform under these contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – The Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Fund’s custodian and in the event of default on the obligation of the counterparty to repurchase, the Fund had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(g)	Depositary receipts – The Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)

Securities lending – The Fund may enter into securities lending transactions secured by collateral in the form of U.S. Government securities at least equal to, at all times, the fair value of the securities loaned. Any such collateral will be held in a custody account maintained by State Street Bank and Trust Company, the Fund’s custodian.

16

NOTES TO FINANCIAL STATEMENTS

When securities are on loan, the Fund does not receive dividends on the securities loaned, but receives compensation from the borrower in lieu of such dividends. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the applicable Fund. In entering into securities lending arrangements, the Fund takes the risk that the borrower may not provide additional collateral when required or return the securities when due or, if the borrower defaults, the Fund may experience delays in selling collateral or the collateral may not be sufficient to cover the value of securities lent. There were no securities on loan during the six months ended March 31, 2010.

(i)	Equity-linked participation certificates – The Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution. The Fund did not invest in participation certificates during the six months ended March 31, 2010.

(j)	Transfer agent fees – The Fund paid fees to, and reimbursed expenses of, the Fund’s transfer agent. In addition, the Fund has authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Advisor Shares on the Fund’s behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. The fee was either based on the number of accounts to which the authorized agent provided such services, or was a percentage (as of March 31, 2010, up to 0.40% annually) of the average value of Fund shares held in such accounts. The Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered on the books of the Fund’s transfer agent. The balance of the fees incurred was paid by the Adviser. The Fund’s expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statement of Operations. The table below shows the fees and expenses to the Fund’s transfer agent and the fees to authorized agents incurred by each class of the Fund during the six months ended March 31, 2010.

	Six Months Ended 3/31/10
	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Institutional Shares	$8,492	$-	$8,492
Advisor Shares	30,909	119,084	149,993

(k)	Commission recapture – The Fund had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. The Fund received no commission recapture rebates for the six months ended March 31, 2010.

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NOTES TO FINANCIAL STATEMENTS

(l)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(m)	Indemnifications – In the normal course of business, the Fund has entered into contracts in which the Fund agrees to indemnify the other party or parties against various potential costs or liabilities. The Fund’s maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Fund.

(n)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Fund. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Artisan Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. The Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Fund waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Fund’s prospectus.

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Fund. In exchange for those services, Emerging Markets Fund paid a monthly management fee to the Adviser at the annual rate of 1.05% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee, and to the extent that fee waiver is insufficient, to reimburse Emerging Markets Fund for any ordinary operating expenses in an amount sufficient to cause the Fund’s ordinary operating expenses, including the management fee, to be not more than 1.50% of average daily net assets, annually. For the

18

NOTES TO FINANCIAL STATEMENTS

six months ended March 31, 2010, the Adviser paid operating expenses on behalf of the Advisor Shares of Emerging Markets Fund. Emerging Markets Fund reimburses the Adviser annually for operating expenses paid on its behalf up to 1.50% of average daily net assets, annually. The amount of operating expenses owed to the Adviser is included in payable for operating expenses on the Statements of Assets and Liabilities for Emerging Markets Fund.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from Artisan Funds.

Prior to April 1, 2010, each director who was not an affiliated person of the Adviser received an annual retainer of $170,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increases by $10,000 with each new series of Artisan Funds. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. Effective April 1, 2010, each director who was not an affiliated person of Artisan Funds or the Adviser received an annual retainer of $180,000, payable quarterly, due to the commencement of operations of Global Equity Fund. The other additional annual retainer fees were unchanged. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from Artisan Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of Artisan Funds as selected by the individual directors. The Fund purchased shares of Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Fund, and did not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Fund were paid by the Adviser.

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2010, under which the Fund may borrow up to the lesser of (a) $75 million or (b) the lesser of (i) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less liabilities and the value of any assets pledged to anyone other than SSB, (after giving effect to the loan) or (ii) the maximum amount the Fund may borrow under the Investment Company Act of 1940, the limitations included in the Fund’s prospectus, or any limit or restriction under any law or regulation to which the Fund was subject or any agreement to which the Fund or Artisan Funds is a party; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line

19

NOTES TO FINANCIAL STATEMENTS

of credit and interest was charged on any borrowings at the current Federal Funds rate plus 1.25%. SSB has agreed to waive 0.05% of the commitment fee by reducing the Funds’ custody expenses until August 2010. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2010, there were no borrowings under the line of credit for the Fund.

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2010 were $123,724,963 and $24,265,947, respectively.

(6)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of March 31, 2010 were as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
$250,872,746	$33,656,175	$(5,298,595)	$28,357,580

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2010 and the year ended September 30, 2009 were as follows:

Six Months Ended 3/31/10		Year Ended 9/30/09
Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
$1,497,117	$ -	$862,446	$ -

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that may differ from U.S. generally accepted accounting principles. These differences were due to differing treatments for items such as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and post-October losses.

20

NOTES TO FINANCIAL STATEMENTS

Additional tax information as of and for the year ended September 30, 2009 follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Post-October Losses
$1,495,995	$ -	$13,611,288

As of September 30, 2009, the Fund had a capital loss carryover of $4,542,143 with an expiration of 2017.

(7)	Fund share activities:

Capital share transactions for the Fund were as follows:

Six months ended March 31, 2010	Institutional Shares	Advisor Shares
Proceeds from shares issued	$39,528,000	$86,916,106
Net asset value of shares issued in reinvestment of dividends and distributions	983,707	499,770
Cost of shares redeemed(1)	(10,117,038)	(5,655,149)

Net increase from fund share transactions	$30,394,669	$81,760,727

Shares sold	2,933,942	6,353,090
Shares issued in reinvestment of dividends and distributions	73,686	37,352
Shares redeemed	(745,565)	(418,813)

Net increase in capital shares	2,262,063	5,971,629

Year ended September 30, 2009	Institutional Shares	Advisor Shares
Proceeds from shares issued	$36,046,627	$42,105,884
Net asset value of shares issued in reinvestment of dividends and distributions	801,388	55,689
Cost of shares redeemed(1)	(20,916,631)	(2,746,698)

Net increase from fund share transactions	$15,931,384	$39,414,875

Shares sold	3,727,344	3,845,456
Shares issued in reinvestment of dividends and distributions	104,212	7,232
Shares redeemed	(2,106,464)	(268,708)

Net increase in capital shares	1,725,092	3,583,980

(1)	Net of redemption fees of:

	3/31/2010	9/30/2009
Institutional Shares	$742	$618
Advisor Shares	528	36

(8)	Subsequent Events

The Fund evaluated subsequent events through the issuance of the Fund’s financial statements and has determined there is no impact to the Fund’s financial statements.

21

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

Actual Expenses

The first line below the Fund’s name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below the Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for the six months ended March 31, 2010 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period 10/1/2009-3/31/2010(1)
Artisan Emerging Markets Fund - Advisor Shares
Actual	$1,000.00	$1,102.60	$7.86
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.54

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended March 31, 2010 (shown below), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended March 31, 2010
Artisan Emerging Markets Fund - Advisor Shares(a)	1.50%

(a)	The annualized ratio of expenses to average net assets excludes expenses waived or paid by the Adviser.

22

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“Artisan Partners”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to investment advisory agreements dated May 10, 2006 (Emerging Markets Fund); August 9, 2007 (Global Value Fund); December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); May 15, 2008 (Opportunistic Growth Fund); February 9, 2006 (Opportunistic Value Fund); March 27, 1995 (Small Cap Fund); and August 20, 1997 (Small Cap Value Fund) (each, an “Advisory Agreement” and together, the “Advisory Agreements”). Artisan Partners, a Delaware limited partnership, is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Investment Corporation, a Wisconsin corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on October 29, 2009 (the “Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2009 through November 30, 2010. The primary purpose of the Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

Prior to the Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors in response to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the

23

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ Advisory Agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the Special Meeting concerning the following:

•

Artisan Partners’ personnel and methods, including: Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel through compensation programs and equity participation and Artisan Partners’ assessment of recent hiring and retention experience; the compensation of Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ investment personnel devoted to the Funds; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ advisory personnel;

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; how the services performed by Artisan Partners under each Advisory Agreement differ from: (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies, and restrictions; Artisan Partners’ standard of care; and termination provisions;

•

Each Fund’s short- and long-term investment performance, including comparisons for various time periods with (a) other Artisan Partners client accounts managed in the same investment strategy, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•	Litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations of the Securities and Exchange Commission (the “SEC”);

•	Information regarding fee arrangements, including: a comparison of the Funds’ total expenses and total expense ratios with other mutual funds (taking into account factors

24

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

bearing on comparability, such as size, account-level charges, and investment objective); the structure of the advisory fees, including the method of computing fees and the frequency of payment of fees; a comparison of the advisory fees charged by Artisan Partners to the Funds with the advisory fees charged by other advisory organizations for managing mutual funds and other accounts, especially funds and accounts having similar investment goals and providing similar service; voluntary or contractual advisory fee limitations or reductions and relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased size; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners for managing other accounts including other mutual funds to which Artisan Partners provides sub-advisory services, with similar investment goals, including an explanation of any material differences, as well as any differences attributable to variations in service levels; information regarding other expenses, including expenses incurred by each of: (a) Artisan Partners, as adviser and administrator, (b) Artisan Distributors LLC, as the principal underwriter and (c) the Funds; custodian, shareholder servicing and transfer agent fees; and information regarding payments to financial intermediaries;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from its relationship with the Funds, in addition to the advisory fees, including receipt of research paid for with commissions and the benefits to Artisan Partners in attracting and retaining other clients; and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution, commissions paid, including commissions by purpose; allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; the execution of portfolio transactions through brokers who sell the Funds’ shares and steps taken to comply with Rule 12b-1(h) under the 1940 Act; and portfolio turnover rates;

•	Artisan Partners’ financial condition and stability and financial arrangements between Artisan Partners and its parent organization;

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenue, expenses and profits in providing services to the Funds on a Fund-by-Fund basis; the assumptions and allocation methodologies utilized for profitability analysis; Artisan Partners’ profit margins; and comparisons with Artisan Partners’ profit margins on other accounts managed by Artisan Partners; and

•

Potential conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the basis of decisions to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; the basis of allocating purchases and sales of the same security, including initial public offerings, among the Funds and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment

25

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

adviser that has other clients; Artisan Partners’ investments on its own behalf and possible conflicts with the Funds; Artisan Partners’ code of ethics; and Artisan Partners’ proxy voting policies.

On October 29, 2009 and November 11, 2009, the independent directors met separately with their independent counsel to review and discuss relevant information regarding the continuation of the Advisory Agreements and the information presented and discussed at the Special Meeting. The directors concluded their annual Advisory Agreement review at a regularly scheduled meeting on November 12, 2009. At the November 12th meeting, the independent directors and their independent counsel reviewed with the full board the information discussed at the Special Meeting and the November 11th meeting. The directors then considered whether any further discussion or review was necessary, concluding that the Special Meeting and the information reviewed by the independent directors at the November 11th and 12th meetings provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that each of International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term periods. The directors also concluded that each of Emerging Markets Fund, Global Value Fund, Opportunistic Growth Fund and Opportunistic Value Fund had adhered to its investment strategy and performed satisfactorily or better since inception periods. In addition, the directors concluded that, over the long-term, Small Cap Fund had adhered to its investment strategy and that performance was acceptable. Moreover, based on recent changes to the investment management team of Small Cap Fund, the directors concluded that prospects for the performance of that Fund were favorable.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners and the profits realized are reasonable in relation to the nature and quality of services provided and in comparison to (i) the fees charged by mutual funds considered by Lipper, Inc. to be within the same peer category or universe and (ii) the fees charged and the array of services offered to other Artisan clients, including its separate account clients, who have similar investment strategies and objectives, for which it provides few or no services other than portfolio management. The directors concluded that the Funds’ overall expense ratios are competitive and demonstrate Artisan Partners’ history of effective management of the Funds’ business and affairs. The directors also concluded that the shareholders of the Funds (except for International Small Cap Fund and Emerging Markets Fund) have appropriately benefited (or are expected to benefit) from economies of scale under the management fee structures in the Advisory Agreements. It was also concluded that Artisan Partners had not achieved (nor was likely to achieve) economies of scale in the management of International

26

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Small Cap Fund, because it closed at a small asset level. The directors also concluded that Artisan Partners had appropriately put in place a low initial fee schedule in lieu of breakpoints for Emerging Markets Fund.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2010 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

27

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussion of the Fund included in this report includes statistical information about the portfolio of the Fund. Except as otherwise noted, that information is as of March 31, 2010. That information will vary with changes in the Fund’s portfolio investments. The performance information for the Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Databases (“FactSet”). For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet as a secondary source for this information. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Fund’s data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Descriptions of Indices

The Fund’s performance is compared in this report to changes in a broad-based index of changes in prices of securities in the market in which the Fund invests. This index is unmanaged and its returns include reinvested dividends. Unlike the Fund’s returns, the returns of the index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in the index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

The index to which the Fund is compared is the Morgan Stanley Capital International Emerging Markets IndexSM, a market-weighted index of companies in emerging markets.

28

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 866.574.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, on the Fund’s website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

29

PROXY VOTING POLICIES AND PROCEDURES

Information relating to how the Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on the Fund’s website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

30

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 866.574.1770

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2010 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable for semiannual reports

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Lawrence A. Totsky, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Lawrence A. Totsky, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/S/ ERIC R. COLSON
Eric R. Colson
Principal Executive Officer

Date:	June 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ERIC R. COLSON
Eric R. Colson
Principal Executive Officer

Date:	June 4, 2010

By:	/S/ LAWRENCE A. TOTSKY
Lawrence A. Totsky
Principal Financial Officer

Date:	June 4, 2010